United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-8042

(Investment Company Act File Number)

Federated Insurance Series
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/2010

Date of Reporting Period: 12/31/2010

Item 1.                      Reports to Stockholders

Federated Capital Appreciation Fund II

A Portfolio of Federated Insurance Series

ANNUAL SHAREHOLDER REPORT

December 31, 2010

Primary Shares
Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Primary Shares

(For a Share Outstanding Throughout Each Period)

Year Ended December 31	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$5.72	$5.10	$7.39	$6.78	$5.88
Income From Investment Operations:
Net investment income	0.04	0.05[1]	0.07[1]	0.06[1]	0.06
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.70	0.63	(2.20)	0.61	0.89
TOTAL FROM INVESTMENT OPERATIONS	0.74	0.68	(2.13)	0.67	0.95
Less Distributions:
Distributions from net investment income	(0.06)	(0.06)	(0.02)	(0.06)	(0.05)
Distributions from net realized gain on investments and foreign currency transactions	—	—	(0.14)	—	—
TOTAL DISTRIBUTIONS	(0.06)	(0.06)	(0.16)	(0.06)	(0.05)
Net Asset Value, End of Period	$6.40	$5.72	$5.10	$7.39	$6.78
Total Return[2]	13.07%	13.48%	(29.37)%	9.88%	16.21%
Ratios to Average Net Assets:
Net expenses	1.18%[3]	1.18%[3]	1.18%[3]	1.18%[3]	1.15%[3]
Net investment income	0.67%	0.97%	1.03%	0.85%	0.79%
Expense waiver/reimbursement[4]	0.17%	0.23%	0.14%	0.78%	1.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$72,320	$60,961	$79,706	$81,727	$16,014
Portfolio turnover	260%	274%	307%	198%	125%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.
3	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.18%, 1.12%, 1.17%, 1.18% and 1.14% for the years ended December 31, 2010, 2009, 2008, 2007 and 2006, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended December 31	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$5.71	$5.08	$7.37	$6.76	$5.87
Income From Investment Operations:
Net investment income	0.02	0.03[1]	0.04[1]	0.04[1]	0.03
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.72	0.64	(2.19)	0.61	0.89
TOTAL FROM INVESTMENT OPERATIONS	0.74	0.67	(2.15)	0.65	0.92
Less Distributions:
Distributions from net investment income	(0.05)	(0.04)	(0.00)[2]	(0.04)	(0.03)
Distributions from net realized gain on investments and foreign currency transactions	—	—	(0.14)	—	—
TOTAL DISTRIBUTIONS	(0.05)	(0.04)	(0.14)	(0.04)	(0.03)
Net Asset Value, End of Period	$6.40	$5.71	$5.08	$7.37	$6.76
Total Return[3]	13.01%	13.27%	(29.67)%	9.64%	15.78%
Ratios to Average Net Assets:
Net expenses	1.43%[4]	1.43%[4]	1.43%[4]	1.43%[4]	1.40%[4]
Net investment income	0.45%	0.68%	0.67%	0.60%	0.54%
Expense waiver/reimbursement[5]	0.18%	0.23%	0.14%	0.78%	1.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$7,296	$4,756	$4,826	$9,368	$9,431
Portfolio turnover	260%	274%	307%	198%	125%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.
4	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.43%, 1.37%, 1.42%, 1.42% and 1.39% for the years ended December 31, 2010, 2009, 2008, 2007 and 2006, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2010 to December 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 7/1/2010	Ending Account Value 12/31/2010	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,226.10	$6.68
Service Shares	$1,000	$1,223.70	$8.07
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,019.21	$6.06
Service Shares	$1,000	$1,017.95	$7.32
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:
Primary Shares	1.19%
Service Shares	1.44%

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Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance of a variable investment option changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, contact your insurance company. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts.

Management's Discussion of Fund Performance (unaudited)

The Fund's total return, based on net asset value, for the 12-month reporting period ended December 31, 2010, was 13.07% for the Fund's Primary Shares and 13.01% for the Fund's Service Shares. Stocks, as measured by the Standard & Poor's 500 Index (S&P 500),1 a broad-based securities market index, rose 15.06% during the same period. The Fund's total returns reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the S&P 500.

The following discussion will focus on the performance of the Fund's Primary Shares.

MARKET OVERVIEW

Over the reporting period, the two key measures for monitoring the strength of the economic recovery – employment growth and housing – continued to disappoint. There were, however, some positive developments in the secular environment for the economy and stocks during the reporting period. Both the Federal government and consumers were focused on improving their respective debt balances. Consistent with that focus, the Federal government discussed measures to control spending in an attempt to contain the nation's deficit. While consumers increased their savings rate and improved their financial obligation ratio to the lowest levels in nine years. Additionally, the decision by the Federal Reserve to begin a second round of quantitative easing (QE2) led to the robust rally in stocks in the second half of the year. One of the consequences of additional stimulus created by QE2 has been a weakening of the U.S. dollar relative to other currencies.

Within the S&P 500, Consumer Discretionary and Industrials were the strongest performing sectors, rising 27.7% and 26.7%, respectively. Materials (up 22.1%) and Energy (up 20.5%) were also strong performers within the S&P 500.

FUND PERFORMANCE

During the reporting period, the most significant factor affecting the Fund's performance was a conservative portfolio posturing. The Fund's conservative posturing was driven by the anticipation of an unusually slow economic recovery in the United States. The Fund underperformed the S&P 500 by 199 basis points for the one-year period ending December 31, 2010. A large portion of the underperformance relative to the S&P 500 was driven by sector positioning. An underweight position in the Pharmaceuticals and Biotech within the Health Care sector had the most negative impact from a sector positioning perspective. The Fund's relative performance was constrained by conservative stock selection within all sectors relative to the S&P 500, particularly in the Information Technology and Financials sectors. Favorable stock selection within the Materials and Consumer Discretionary sectors contributed positively to the performance during the period. Specifically, our overweight position in the Materials sector, which benefitted from the currency movement created by additional stimulus, had a positive effect on the Fund's performance. The Fund's exposure to foreign stocks2 at the end of the fiscal year, through ADRs and stocks of listed ADRs, was approximately 11.03%.The foreign positions contributed positively to the Fund's performance.

The top five positive contributors were: Apple Computers; Joy Global; Qwest Communications; Chevron Corp.; and Oracle Systems Corp. The largest negative contributors were: Hewlett Packard; Microsoft Corp.; PNC Financial; Southwestern Energy; and Best Buy.

1	The S&P 500 Index is an unmanaged, capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made directly in an index.
2	International investing involves special risks including currency risk, increased volatility of foreign securities, political risks and differences in auditing and other financial standards. Prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries, and currency risks and political risks are accentuated in emerging markets.
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GROWTH OF $10,000 INVESTED IN THE FEDERATED CAPITAL APPRECIATION FUND II  –  PRIMARY SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Capital Appreciation Fund II (Primary Shares) (the “Fund”) from December 31, 2000 to December 31, 2010, compared to the Standard & Poor's 500 Index (S&P 500)2 and the Lipper Variable Underlying Funds Large Cap Core Average (LLCCA).2

Average Annual Total Returns for the Period Ended 12/31/2010
1 Year	13.07%
5 Years	2.97%
10 Years	-0.98%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Variable investment option performance changes over time and current performance may be lower or higher than what is stated. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the LLCCA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The S&P 500 is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The LLCCA represents the average of the total returns reported by all of the funds serving as underlying investment options for variable insurance contracts designated by Lipper, Inc. as falling into the category, and is not adjusted to reflect sales charges. However, these total returns are reported net of expenses and other fees the SEC requires to be reflected in a fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index or an average.
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GROWTH OF $10,000 INVESTED IN THE FEDERATED CAPITAL APPRECIATION FUND II - SERVICE SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Capital Appreciation Fund II (Service Shares) (the “Fund”) from April 30, 2002 (start of performance) to December 31, 2010, compared to the Standard & Poor's 500 Index (S&P 500)2 and the Lipper Variable Underlying Funds Large Cap Core Average (LLCCA).2

Average Annual Total Returns for the Period Ended 12/31/2010
1 Year	13.01%
5 Years	2.71%
Start of Performance (4/30/2002)	2.97%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Variable investment option performance changes over time and current performance may be lower or higher than what is stated. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the LLCCA have been adjusted to reflect reinvestment of dividends on securities in the index or average.
2	The S&P 500 is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The LLCCA represents the average of the total returns reported by all of the funds serving as underlying investment options for variable insurance contracts designated by Lipper, Inc. as falling into the category, and is not adjusted to reflect sales charges. However, these total returns are reported net of expenses and other fees the SEC requires to be reflected in a fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index or an average.
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Portfolio of Investments Summary Table (unaudited)

At December 31, 2010, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Financials	16.5%
Information Technology	16.4%
Energy	13.1%
Consumer Discretionary	11.8%
Industrials	10.5%
Consumer Staples	10.4%
Health Care	9.9%
Materials	5.3%
Telecommunication Services	3.1%
Utilities	1.4%
Cash Equivalents[2]	1.2%
Other Assets and Liabilities — Net[3]	0.4%
TOTAL	100.0%

1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments

December 31, 2010

Shares or Principal Amount			Value
		COMMON STOCKS – 98.4%
		Consumer Discretionary – 11.8%
55,800		Johnson Controls, Inc.	2,131,560
30,600	[1]	Kohl's Corp.	1,662,804
24,700		McDonald's Corp.	1,895,972
42,200		Omnicom Group, Inc.	1,932,760
28,700		Starwood Hotels & Resorts Worldwide, Inc.	1,744,386
		TOTAL	9,367,482
		Consumer Staples – 10.4%
34,900		Archer-Daniels-Midland Co.	1,049,792
13,835		H.J. Heinz Co.	684,278
48,200		Kroger Co.	1,077,752
30,751		Nestle S.A.	1,801,318
19,500		Procter & Gamble Co.	1,254,435
37,000		The Coca-Cola Co.	2,433,490
		TOTAL	8,301,065
		Energy – 13.1%
11,600		Apache Corp.	1,383,068
35,470		Chevron Corp.	3,236,638
15,300		ConocoPhillips	1,041,930
31,300		Exxon Mobil Corp.	2,288,656
16,600		Schlumberger Ltd.	1,386,100
49,517	[1]	Weatherford International Ltd.	1,128,988
		TOTAL	10,465,380
		Financials – 16.5%
12,900		Avalonbay Communities, Inc.	1,451,895
221,800	[1]	Citigroup, Inc.	1,049,115
26,100		Comerica, Inc.	1,102,464
7,200		Goldman Sachs Group, Inc.	1,210,752
68,493		Invesco Ltd.	1,647,941
43,760		J.P. Morgan Chase & Co.	1,856,299
33,700		MetLife, Inc.	1,497,628
20,900		State Street Corp.	968,506
29,300		SunTrust Banks, Inc.	864,643
55,010		U.S. Bancorp	1,483,620
		TOTAL	13,132,863
		Health Care – 9.9%
15,400		Abbott Laboratories	737,814
17,000		Allergan, Inc.	1,167,390
14,350	[1]	Celgene Corp.	848,659
8,400	[1]	Hospira, Inc.	467,796
26,400	[1]	Humana, Inc.	1,445,136
37,650		Merck & Co., Inc.	1,356,906
59,700		Pfizer, Inc.	1,045,347
11,000		Shire Ltd., ADR	796,180
		TOTAL	7,865,228
		Industrials – 10.5%
15,800		Caterpillar, Inc.	1,479,828
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Shares or Principal Amount			Value
15,600		Fluor Corp.	1,033,656
16,700	[1]	Foster Wheeler AG	576,484
35,700		General Electric Co.	652,953
10,600		Joy Global, Inc.	919,550
11,800		Precision Castparts Corp.	1,642,678
26,000		United Technologies Corp.	2,046,720
		TOTAL	8,351,869
		Information Technology – 16.4%
7,150	[1]	Apple, Inc.	2,306,304
48,500	[1]	Atmel Corp.	597,520
30,900		Broadcom Corp., Class A	1,345,694
1,500	[1]	Google Inc., Class A	890,955
11,600		IBM Corp.	1,702,416
1,450,000		Lenovo Group Ltd.	921,196
26,400		Microsoft Corp.	737,088
60,400		Oracle Corp.	1,890,520
144,800		Xerox Corp.	1,668,096
33,700		Xilinx, Inc.	976,626
		TOTAL	13,036,415
		Materials – 5.3%
14,400		Agnico Eagle Mines Ltd.	1,104,480
6,400		CF Industries Holdings, Inc.	864,960
4,300		Freeport-McMoran Copper & Gold, Inc.	516,387
12,600		Monsanto Co.	877,464
40,200	[1]	Stillwater Mining Co.	858,270
		TOTAL	4,221,561
		Telecommunication Services – 3.1%
81,600		Frontier Communications Corp.	793,968
220,000		Qwest Communications International, Inc.	1,674,200
		TOTAL	2,468,168
		Utilities – 1.4%
29,550		Southern Co.	1,129,697
		TOTAL COMMON STOCKS (IDENTIFIED COST $64,266,209)	78,339,728
		Repurchase Agreement – 1.2%
$926,000		Interest in $5,850,000,000 joint repurchase agreement 0.25%, dated 12/31/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,850,121,875 on 1/3/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $5,972,500,657. (AT COST)	926,000
		TOTAL INVESTMENTS — 99.6% (IDENTIFIED COST $65,192,209)[2]	79,265,728
		OTHER ASSETS AND LIABILITIES - NET — 0.4%[3]	350,826
		TOTAL NET ASSETS — 100%	$79,616,554
1	Non-income producing security.
2	The cost of investments for federal tax purposes amounts to $66,184,837.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2010.

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Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$68,977,041	$ —	$ —	$68,977,041
International	6,640,173	2,722,514	—	9,362,687
Repurchase Agreement	—	926,000	—	926,000
TOTAL SECURITIES	$75,617,214	$3,648,514	$ —	$79,265,728

The following acronym is used throughout this portfolio:

ADR  —  American Depository Receipt

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

December 31, 2010

Assets:
Total investments in securities, at value (identified cost $65,192,209)		$79,265,728
Cash		571
Income receivable		81,888
Receivable for investments sold		982,093
Receivable for shares sold		969
TOTAL ASSETS		80,331,249
Liabilities:
Payable for investments purchased	$624,034
Payable for shares redeemed	48,079
Payable for auditing fees	24,500
Payable for distribution services fee (Note 5)	1,545
Accrued expenses	16,537
TOTAL LIABILITIES		714,695
Net assets for 12,436,741 shares outstanding		$79,616,554
Net Assets Consist of:
Paid-in capital		$130,511,782
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		14,075,245
Accumulated net realized loss on investments and foreign currency transactions		(65,478,160)
Undistributed net investment income		507,687
TOTAL NET ASSETS		$79,616,554
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$72,320,344 ÷ 11,297,443 shares outstanding, no par value, unlimited shares authorized		$6.40
Service Shares:
$7,296,210 ÷ 1,139,298 shares outstanding, no par value, unlimited shares authorized		$6.40

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Year Ended December 31, 2010

Investment Income:
Dividends			$1,439,966
Interest			5,754
TOTAL INCOME			1,445,720
Expenses:
Investment adviser fee (Note 5)		$664,569
Administrative personnel and services fee (Note 5)		190,000
Custodian fees		17,115
Transfer and dividend disbursing agent fees and expenses		31,216
Directors'/Trustees' fees		936
Auditing fees		24,548
Legal fees		5,756
Portfolio accounting fees		63,500
Distribution services fee — Service Shares (Note 5)		16,575
Printing and postage		44,642
Insurance premiums		4,345
Interest expense		1,346
Miscellaneous		2,916
TOTAL EXPENSES		1,067,464
Waivers and Reduction:
Waiver of investment adviser fee (Note 5)	$(90,281)
Waiver of administrative personnel and services fee (Note 5)	(34,218)
Waiver of distribution services fee — Service Shares (Note 5)	(700)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(5,965)
TOTAL WAIVERS AND REDUCTION		(131,164)
Net expenses			936,300
Net investment income			509,420
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			7,317,586
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			1,324,437
Net realized and unrealized gain on investments and foreign currency transactions			8,642,023
Change in net assets resulting from operations			$9,151,443

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

Year Ended December 31	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$509,420	$684,044
Net realized gain on investments and foreign currency transactions	7,317,586	387,651
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	1,324,437	7,393,138
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,151,443	8,464,833
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(645,353)	(830,429)
Service Shares	(38,009)	(31,866)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(683,362)	(862,295)
Share Transactions:
Proceeds from sale of shares	4,540,270	21,258,652
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Clover Value Fund II	67,693,209	—
Net asset value of shares issued to shareholders in payment of distributions declared	683,362	94,512
Cost of shares redeemed	(67,485,369)	(47,770,513)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	5,431,472	(26,417,349)
Change in net assets	13,899,553	(18,814,811)
Net Assets:
Beginning of period	65,717,001	84,531,812
End of period (including undistributed net investment income of $507,687 and $682,913, respectively)	$79,616,554	$65,717,001

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

December 31, 2010

1. ORGANIZATION

Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Capital Appreciation Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is capital appreciation.

On March 12, 2010, the Fund acquired all of the net assets of Federated Clover Value Fund II (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on February 19, 2010. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2010, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended December 31, 2010, are as follows:

Net investment income*	$589,809
Net realized and unrealized gain on investments	$11,034,391
Net increase in net assets resulting from operations	$11,624,200
*	Net investment income includes $24,070 of pro forma additional expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations as of December 31, 2010. The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:

Shares of the Fund Issued	Acquired Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
11,511,806	$67,693,209	$4,031,199	$66,741,830	$134,435,039
1	Unrealized Appreciation is included in the Acquired Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

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Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian-eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

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The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Additional Disclosure Related to Derivative Instruments

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(75)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended December 31	2010		2009
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	610,915	$3,548,340	4,039,890	$20,634,893
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Clover Value Fund II	10,976,714	64,541,563	—	—
Shares issued to shareholders in payment of distributions declared	110,505	645,353	13,415	62,646
Shares redeemed	(11,065,928)	(65,162,127)	(9,030,990)	(46,559,956)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	632,206	$3,573,129	(4,977,685)	$(25,862,417)
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Year Ended December 31	2010		2009
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	168,616	$991,930	119,764	$623,759
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Clover Value Fund II	535,092	3,151,646	—	—
Shares issued to shareholders in payment of distributions declared	6,508	38,009	6,809	31,866
Shares redeemed	(403,391)	(2,323,242)	(243,450)	(1,210,557)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	306,825	$1,858,343	(116,877)	$(554,932)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	939,031	$5,431,472	(5,094,562)	$(26,417,349)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, the deferral of losses on wash sales, acquired capital loss carryforwards and regulatory settlement proceeds.

For the year ended December 31, 2010, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$50,738,523	$(1,284)	$(50,737,239)

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2010 and 2009, was as follows:

	2010	2009
Ordinary income	$683,362	$862,295

As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$507,687
Net unrealized appreciation	$13,082,617
Capital loss carryforwards	$(64,485,532)

The difference between book-basis and tax-basis, net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.

At December 31, 2010, the cost of investments for federal tax purposes was $66,184,837. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $13,080,891. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $13,246,516 and net unrealized depreciation from investments for those securities having an excess of cost over value of $165,625.

At December 31, 2010, the Fund had a capital loss carryforward of $64,485,532 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2015	$30,506,959
2016	$31,718,908
2017	$2,259,665

As a result of the tax-free transfer of assets from Federated Clover Value Fund II, the use of certain capital loss carryforwards listed above may be limited.

The Fund used capital loss carryforwards of $4,785,775 to offset taxable capital gains realized during the year ended December 31, 2010.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.85% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2010, the Adviser voluntarily waived $90,281 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2010, FAS waived $34,218 of its fee. The net fee paid to FAS was 0.199% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2010, FSC voluntarily waived $700 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended December 31, 2010, FSC did not retain any fees paid by the Fund. For the year ended December 31, 2010, the Fund's Primary Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Expense Limitation

The Adviser and its affiliates (which may include FSC and FAS ) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.18% and 1.43% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) April 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the year ended December 31, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $505,538 and $110,327, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. EXPENSE Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended December 31, 2010, the Fund's expenses were reduced by $5,965 under these arrangements.

7. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2010, were as follows:

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Purchases	$194,346,535
Sales	$251,844,948

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2010, there were no outstanding loans. During the year ended December 31, 2010, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2010, there were no outstanding loans. During the year ended December 31, 2010, the program was not utilized.

10. Legal Proceedings

Since February 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

11. FEDERAL TAX INFORMATION (unaudited)

Of the ordinary income distributions made by the Fund during the year ended December 31, 2010, 100.0% qualify for the dividend received deduction available to corporate shareholders.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED INSURANCE SERIES AND SHAREHOLDERS OF FEDERATED CAPITAL APPRECIATION FUND ii:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Capital Appreciation Fund II (the “Fund”), a portfolio of Federated Insurance Series, as of December 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Capital Appreciation Fund II as of December 31, 2010, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 14, 2011

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2010, the Trust comprised seven portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Began serving: October 1993	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: November 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: October 1993	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: November 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
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OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 Executive Vice President and Secretary Began serving: September 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 Treasurer Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Began serving: September 1993	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
John B. Fisher Birth Date: May 16, 1956 President Began serving: November 2004	Principal Occupations: President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Family; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc.; President, Technology, Federated Services Company.
Brian P. Bouda Birth Date: February 28, 1947 Chief Compliance Officer and Senior Vice President Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

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Evaluation and Approval of Advisory Contract – May 2010

Federated Capital Appreciation Fund II (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Annual Shareholder Report

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Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the three and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Capital Appreciation Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916835
Cusip 313916819

G00433-19 (2/11)

Federated is a registered mark of Federated Investors, Inc.
2011  ©Federated Investors, Inc.

Federated Capital Income Fund II

A Portfolio of Federated Insurance Series

ANNUAL SHAREHOLDER REPORT

December 31, 2010

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended December 31	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$8.67	$7.25	$9.62	$9.74	$8.94
Income From Investment Operations:
Net investment income	0.39[1]	0.46[1]	0.45[1]	0.42[1]	0.44[1]
Net realized and unrealized gain (loss) on investments, written options, futures contracts, swap contracts and foreign currency transactions	0.61	1.45	(2.32)	(0.05)	0.91
TOTAL FROM INVESTMENT OPERATIONS	1.00	1.91	(1.87)	0.37	1.35
Less Distributions:
Distributions from net investment income	(0.52)	(0.49)	(0.50)	(0.49)	(0.55)
Net Asset Value, End of Period	$9.15	$8.67	$7.25	$9.62	$9.74
Total Return[2]	12.08%	28.28%	(20.38)%	3.93%	15.76%
Ratios to Average Net Assets:
Net expenses	1.13%[3]	1.13%[3]	1.13%[3]	1.13%[3]	1.10%[3]
Net investment income	4.50%	6.03%	5.23%	4.38%	4.85%
Expense waiver/reimbursement[4]	0.33%	0.68%	0.38%	0.19%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$54,450	$36,913	$32,549	$49,498	$61,673
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	96%	69%	94%	68%	63%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.
3	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.11%, 1.12%, 1.13%, 1.13% and 1.10% for the years ended December 31, 2010, 2009, 2008, 2007 and 2006, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2010 to December 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 7/1/2010	Ending Account Value 12/31/2010	Expenses Paid During Period[1]
Actual	$1,000	$1,130.80	$6.07
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.51	$5.75
1	Expenses are equal to the Fund's annualized net expense ratio of 1.13%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
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Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance of a variable investment option changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, contact your insurance company. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts.

Management's Discussion of Fund Performance (unaudited)

The Fund's total return, based on net asset value, for the 12-month reporting period ended December 31, 2010, was 12.08%. For the same period, the Russell 1000® Value Index (RU1000V) posted a total return of 15.51%, the Barclay's Capital High Yield 2% Issuer Constrained Index (BCHY2%ICI) returned 15.12%, the Barclay's Capital Mortgage-Backed Securities Index (BCMB) returned 5.37% and the Barclay's Capital Emerging Market Bond Index (BCEMB) returned 12.84%. Weighting these benchmarks (40% RU1000V, 20% BCHY2%ICI, 20% BCMB and 20% BCEMB), the blended benchmark1 (Benchmark) return for the period was 12.87%. The Fund's total return reflected actual cashflows, transaction costs and other expenses, which are not reflected in the total return of the Benchmark. The 12.08% total return of the Fund for the reporting period consisted of 5.54% in price appreciation and 6.54% in reinvested dividends.

The Fund's investment strategy focused on income-earning investments, specifically high-quality, dividend-paying stocks and high current yield, fixed-income securities to achieve the Fund's primary income objective and secondary capital appreciation objective.2

MARKET OVERVIEW

During the 12-month reporting period, global equity markets experienced extreme volatility. The first quarter of the Fund's fiscal year was characterized in general by improving equity markets in hope of an economic recovery and continued company profitability. However, by April 2010, persistent worries regarding European sovereign risk contagion, U.S. financial reform uncertainties, continued policy tightening in China and mixed U.S. economic news releases all contributed to a significant negative market correction. During this period, investors also endured the U.S. market “flash crash,” the ongoing BP oil spill crisis in the Gulf of Mexico and the end of first home buyer tax credit, all of which further damaged consumer and market confidence. By September 2010, investors' fear of an economic double dip began to subside, driven by regulatory clarity in the financial sector, improving profitability trends reported by companies in general and, in August, the Federal Reserve announced a second round of quantitative easing to further stimulate the economy. The equity markets then maintained an upward trajectory into the latter part of 2010.

The Standard & Poor's 500 Index3 (S&P 500) returned 15.06%, and the Nasdaq Composite Index4 returned 18.15% for the reporting period. In general, for the full fiscal year, growth outperformed value and cyclical stocks generally outperformed defensively driven stocks. The S&P 500 performance in the Consumer Discretionary, Industrials and Materials sectors dominated weak performance in the Health Care and Utilities sectors.

1	The total return for the 12-month reporting period for the Fund's component benchmark indexes, the Russell 1000 Value Index (RU1000V), the Barclays Capital High Yield 2% Issuer Constrained Index (BCHY2%ICI), Barclays Capital Mortgage-Backed Securities Index (BCMB) and Barclays Capital Emerging Market Bond Index (BCEMB) were 15.51%, 15.12%, 5.37% and 12.84%, respectively. The RU1000V Index is an unmanaged index that measures the performance of the 1,000 largest U.S. domiciled companies (based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values. The BCHY2%ICI is the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index (BCHYI). The BCHYI is an index that covers all fixed-income securities having a maximum quality rating of Ba1, a minimum outstanding of $150 million and at least one year to maturity. The BCMB is an unmanaged index comprised of all fixed-income securities mortgage pools owned by GNMA, FNMA and FHLMC, including GNMA Graduated Payment Mortgages. The BCEMB tracks total returns for external-currency-denominated debt instruments of the emerging markets: Brady bonds, loans, Eurobonds and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia and Venezuela. The indexes are unmanaged, and it is not possible to invest directly in an index. The Fund's total return for the most recently completed fiscal year reflected actual cashflows, transaction costs and other expenses which are not reflected in the total return of the indexes.
2	There are no guarantees that dividend-paying stocks will continue to pay dividends. In addition, dividend-paying stocks may not experience the same capital appreciation potential as non dividend-paying stocks. High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and higher risk of default.
3	The S&P 500 Index is an unmanaged, capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and, unlike the Fund, is not affected by cashflows. Investments cannot be made directly in an index.
4	The Nasdaq Composite Index is an index that measures all Nasdaq domestic and non-U.S.-based common stocks listed on the Nasdaq stock market. The index is unmanaged and, unlike the Fund, is not affected by cashflows. Investments cannot be made directly in an index.

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On the fixed income side, economic and market conditions proved very positive for the Fund's shareholders. The U.S. economy exhibited a consistently positive growth pattern for Gross Domestic Product and the collection of emerging economies also grew strongly, which helped the U.S. stay out of recession. Additionally, corporate earnings grew strongly on a year-over-year basis, resulting in the corporate bond sectors outperforming comparable maturity U.S. Treasury securities. Lastly, and importantly, the Federal Reserve communicated very clearly its intent to maintain interest rates at a historically low level. As a result, Treasury market yields fell for all maturity points from 2 years to 30 years, thus creating further price appreciation for high quality bond investors.

PORTFOLIO ALLOCATION

During the reporting period, the Fund's portfolio was allocated between stocks and fixed-income securities in a manner reflecting the Fund's primary investment objective of income and its secondary objective of capital appreciation. Factors used in making this allocation were: (1) the Fund's ability to pay and maintain an attractive level of dividends; and (2) the expected relative total return of fixed-income securities and stocks. The allocation at the end of the reporting period on December 31, 2010, was 52.3% fixed-income securities, 45.0% stocks and 2.7% cash equivalents and other assets/liabilities. The Fund's allocation had a slightly negative effect on performance, relative to the Benchmark, because fixed-income securities underperformed stocks.

SECTOR AND SECURITY SELECTION - EQUITY

The equity component of the portfolio underperformed the RU1000V during the 12-month reporting period. The Fund's portfolio managers focused on realization of the Fund's total return and income objectives by purchasing and holding income-producing equity securities with favorable valuation levels. Growth stocks generally outperformed value stocks, which had a negative influence on the Fund's performance. Strategies with small capitalizations outperformed large capitalizations, also negatively impacting the Fund's performance. Overall, sector allocation contributed positively, while stock selection contributed negatively to the Fund's equity performance. An overweight position (as compared with the Fund's equity index) in the Industrials sector and underweight position in the Financials sector enhanced the Fund's performance. Detracting from performance was poor stock selection in Energy, partially offset by positive stock selection in the Industrials sector.

During the fiscal year, the Fund also invested in equity linked notes. The structure is generally utilized to allow the Fund to achieve its objective of providing above average income and allow participation in the underlying security performance. During the reporting period, the Fund primarily invested in financial sector-related equity linked notes which in general underperformed the equity markets. This negatively impacted the performance of the Fund, while the yield component helped the Fund's income objective.

SECTOR AND SECURITY SELECTION  –  BONDS5

Sector allocation was a significant positive contributor to absolute performance in the Fund's bond portion, as the Fund maintained the vast majority of assets in a combination of high yield and emerging market bonds,6 the two best performing sectors of all bond markets. The Fund maintained a minority position in high quality bonds, which also aided in performance, as its high quality bonds generated a positive return but far less than high yield and emerging markets. Overall security selection was a slight positive contributor to Fund performance, although the performance varied widely by bond sector. Emerging market security selection outperformed the Barclays Capital Emerging Market Bond Index (“BCEMB”), while selection within the U.S. mortgage and high yield portions fell short of the respective index returns.

5	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
6	International investing involves special risks including currency risk, increased volatility, political risks, and differences in auditing and other financial standards. Prices of emerging markets securities can be significantly more volatile than the prices of securities in developed countries and currency risk and political risks are accentuated in emerging markets.
Annual Shareholder Report

4

GROWTH OF $10,000 INVESTED IN FEDERATED CAPITAL INCOME FUND II

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Capital Income Fund II (the “Fund”) from December 31, 2000 to December 31, 2010, compared to the Standard & Poor's 500 Index (S&P 500),2,3 the Russell 1000 Value Index (RU1000V),2,3 both broad-based market indexes, a blend of indexes comprised of 40% RU1000V/20% Barclays Capital Emerging Market Bond Index (BCEMB)3/20% Barclays Capital High Yield 2% Issuer Constrained Index (BCHY2%/ICI)3/20% Barclays Capital Mortgage-Backed Securities Index (BCMB)3 (Blended Index)2,4 and the Lipper Variable Underlying Funds Mixed-Asset Target Allocation Conservative Funds (MTAC).2

Average Annual Total Returns for the Period Ended 12/31/2010
1 Year	12.08%
5 Years	6.61%
10 Years	2.45%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Variable investment option performance changes over time and current performance may be lower or higher than what is stated. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500, RU1000V, Blended Index and the MTAC have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.
2	The S&P 500 and Blended Index are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. Lipper figures represent the average total returns reported by all of the funds serving as underlying investment options for variable insurance contracts designated by Lipper, Inc. as falling into the category indicated. They do not reflect sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a mutual fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index or an average.
3	The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The RU1000V measures the performance of the 1,000 largest U.S.-domiciled companies (based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values. The indexes are not adjusted to reflect sales charges, expenses and other fees that the SEC requires to be reflected in the fund's performance. The BCHY2%ICI is the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index (BCHYI). The BCHYI is an index that covers all fixed-income securities having a maximum quality rating of Ba1, a minimum outstanding of $150 million and at least one year to maturity. The BCMB is comprised of all fixed-income securities mortgage pools by GNMA, FNMA and FHLMC, including GNMA Graduated Payment Mortgages. The BCEMB is comprised of external-currency-denominated debt instruments of the emerging markets: Brady bonds, loans, Eurobonds and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia and Venezuela. Indexes are unmanaged, and investments cannot be made directly in an index.
4	The Blended Index is the Fund's benchmark.
Annual Shareholder Report
5

Portfolio of Investments Summary Tables (unaudited)

At December 31, 2010, the Fund's portfolio composition1 was as follows:

Portfolio Composition	Percentage of Total Net Assets
Domestic Equity Securities	34.5%
Domestic Fixed-Income Securities	26.8%
International Fixed-Income Securities	25.5%
International Equity Securities	10.2%
Derivative Contracts[2,3]	(0.0)%
Cash Equivalents[4]	1.8%
Other Assets and Liabilities — Net[5]	1.2%
TOTAL	100.0%

At December 31, 2010, the Fund's sector composition6 for its equity securities was as follows:

Sector Composition of Equity Holdings	Percentage of Equity Securities
Financials	31.0%
Telecommunication Services	11.6%
Health Care	11.0%
Consumer Staples	10.6%
Utilities	8.7%
Energy	8.6%
Industrials	8.0%
Consumer Discretionary	4.5%
Information Technology	4.2%
Materials	1.8%
TOTAL	100.0%

1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Represents less than 0.1%.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
6	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Annual Shareholder Report

6

Portfolio of Investments

December 31, 2010

Shares or Principal Amount			Value
		COMMON STOCKS – 36.9%
		Consumer Discretionary – 1.3%
3,485		Cinemark Holdings, Inc.	60,081
4,385		Genuine Parts Co.	225,126
8,140		Leggett and Platt, Inc.	185,266
3,115		National CineMedia, Inc.	62,020
10,025		Regal Entertainment Group	117,694
1,270		Time Warner Cable, Inc.	83,858
		TOTAL	734,045
		Consumer Staples – 4.0%
17,125		Altria Group, Inc.	421,617
1,640		British American Tobacco PLC, ADR	127,428
2,595		ConAgra Foods, Inc.	58,595
34,195		Foster's Group Ltd., Sponsored ADR	196,963
6,060		Heinz (H.J.) Co.	299,728
3,100		Imperial Tobacco Group PLC, ADR	191,425
3,985		Kimberly-Clark Corp.	251,214
6,150		Philip Morris International, Inc.	359,960
7,930		Reynolds American, Inc.	258,677
		TOTAL	2,165,607
		Energy – 3.5%
4,835		Chevron Corp.	441,194
6,580		ConocoPhillips	448,098
5,685		ENI S.p.A, ADR	248,662
2,220		Repsol YPF SA, ADR	62,027
3,880		Royal Dutch Shell PLC	259,106
3,940		Ship Finance International LTD	84,789
6,540		Total SA, ADR	349,759
		TOTAL	1,893,635
		Financials – 7.9%
4,110		American Campus Communities, Inc.	130,534
17,395		Brandywine Realty Trust	202,652
7,220		CBL & Associates Properties, Inc.	126,350
7,690		Cincinnati Financial Corp.	243,696
7,645	[1]	CommonWealth REIT	195,024
4,095		Entertainment Properties Trust	189,394
10,850		Equity One, Inc.	197,253
7,295		Government Properties Income Trust	195,433
2,750		Health Care REIT, Inc.	131,010
16,385		Hospitality Properties Trust	377,510
21,875		Hudson City Bancorp, Inc.	278,687
1,480		M & T Bank Corp.	128,834
4,035		Mack-Cali Realty Corp.	133,397
5,790		Mercury General Corp.	249,028
6,350		NYSE Euronext	190,373
4,815		National Retail Properties, Inc.	127,598
13,645		Old Republic International Corp.	185,981
8,705		Omega Healthcare Investors	195,340
Annual Shareholder Report
7

Shares or Principal Amount			Value
9,200		PNC Financial Services Group	558,624
8,895		Senior Housing Properties Trust	195,156
2,095		Sun Life Financial Services of Canada	63,060
		TOTAL	4,294,934
		Health Care – 4.9%
1,105		Abbott Laboratories	52,941
5,275		AstraZeneca Group PLC, ADR	243,652
1,640		Bayer AG, ADR	120,310
12,456		Bristol-Myers Squibb Co.	329,835
5,030		Cardinal Health, Inc.	192,699
8,400		GlaxoSmithKline PLC, ADR	329,448
1,955		Johnson & Johnson	120,917
7,905		Lilly (Eli) & Co.	276,991
11,140		Merck & Co., Inc.	401,486
30,330		Pfizer, Inc.	531,078
1,800		UnitedHealth Group, Inc.	64,998
		TOTAL	2,664,355
		Industrials – 3.5%
6,120		BAE Systems PLC, ADR	127,602
8,365		Deluxe Corp.	192,562
10,995		Donnelley (R.R.) & Sons Co.	192,083
60,645		General Electric Co.	1,109,197
870		Lockheed Martin Corp.	60,822
5,140		Pitney Bowes, Inc.	124,285
1,780		United Parcel Service, Inc.	129,192
		TOTAL	1,935,743
		Information Technology – 1.9%
1,765		International Business Machines Corp.	259,031
5,130		Maxim Integrated Products, Inc.	121,171
3,660		Microchip Technology, Inc.	125,209
9,250		Microsoft Corp.	258,260
12,695		Nokia Oyj, ADR, Class A	131,012
4,185		Paychex, Inc.	129,358
		TOTAL	1,024,041
		Materials – 0.8%
12,195		CRH PLC ADR	253,656
2,430		MeadWestvaco Corp.	63,569
5,910		RPM International, Inc.	130,611
		TOTAL	447,836
		Telecommunication Services – 5.2%
23,989		AT&T, Inc.	704,797
12,180		BCE, Inc.	431,903
10,835		CenturyLink, Inc.	500,252
21,875	[1]	Deutsche Telekom AG-ADR	280,000
14,110		Verizon Communications	504,856
14,685		Vodafone Group PLC, ADR	388,124
		TOTAL	2,809,932
		Utilities – 3.9%
4,305		Ameren Corp.	121,358
Annual Shareholder Report
8

Shares or Principal Amount			Value
15,935		CMS Energy Corp.	296,391
8,810		DPL, Inc.	226,505
2,755		DTE Energy Co.	124,857
2,665		Entergy Corp.	188,762
1,685		FirstEnergy Corp.	62,379
7,025		National Grid PLC, ADR	311,769
10,720		NiSource, Inc.	188,886
12,110		Northeast Utilities Co.	386,067
10,175		Scottish & Southern Energy PLC, ADR	198,311
		TOTAL	2,105,285
		TOTAL COMMON STOCKS (IDENTIFIED COST $18,301,592)	20,075,413
		PREFERRED STOCKS – 7.7%
		Consumer Discretionary – 0.6%
6,500	[1]	General Motors, Conv. Pfd, 4.75%, 12/1/2013	351,715
		Consumer Staples – 0.8%
5,755		Archer-Daniels-Midland Co, Conv. Bond, 6.25%, 6/01/2011	223,466
2,000		Bunge Ltd., Pfd., Conv. Pfd.	188,000
		TOTAL	411,466
		Energy – 0.4%
2,900		Apache Corp., Conv. Pfd., 6.00%, 8/1/2013	192,154
		Financials – 5.9%
7,125		Citigroup, Inc., Conv. Pfd., 7.50%, 12/15/2012	973,916
7,300	[1]	Hartford Financial, Conv. Bond, 7.25%, 4/1/2013	186,953
5,400	[1]	Legg Mason, Inc., Conv. Pfd, 7.00%, 06/30/2011	183,060
3,700	[1]	New York Community Bancorp, Inc., Conv. Pfd, 6.00%, 11/01/2051	194,250
6,530		PPL Corp., Conv. Pfd., 9.50%, 7/1/2013	358,954
200	[1]	Wells Fargo Co, 7.50%, Series L, PFD	200,110
3,500	[1]	Wintrust Financial Corp., Conv Pfd., 7.50% 12/15/2013	193,557
29,860		XL Capital, Ltd., Conv. Pfd, 10.75%, 8/15/2011	930,438
		TOTAL	3,221,238
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $3,941,076)	4,176,573
		Adjustable Rate Mortgages – 0.5%
$149,368		Federal Home Loan Mortgage Corp., 4.750%, 3/1/2034	158,582
101,995		Federal National Mortgage Association, 5.770%, 9/1/2037	108,641
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $247,615)	267,223
		Corporate Bonds – 6.6%
		Banking – 0.5%
170,000	[2,3]	Banco BMG SA, Sub., Series 144A, 8.875%, 08/05/2020	174,714
100,000	[2,3]	Banco Credito del Peru, Sr. Note, Series 144A, 5.375%, 09/16/2020	98,890
		TOTAL	273,604
		Broadcast Radio & TV – 0.4%
200,000		Grupo Televisa S.A., Sr. Unsecd. Note, 6.625%, 01/15/2040	217,632
		Building Materials – 0.3%
150,000	[2,3]	Rearden G Holdings EINS GmbH, Company Guarantee, Series 144A, 7.875%, 03/30/2020	159,000
		Cable & Wireless Television – 0.3%
150,000		Net Servicos de Comunicacao SA, Company Guarantee, 7.500%, 01/27/2020	172,875
Annual Shareholder Report
9

Shares or Principal Amount			Value
		Conglomerates – 0.4%
$200,000		Votorantim, Series REGS, 6.625%, 9/25/2019	208,000
		Metals & Mining – 0.2%
100,000	[2,3]	Bumi Investment PTE Ltd. , Company Guarantee, Series 144A, 10.750%, 10/06/2017	109,500
		Mortgage Banks – 0.3%
150,000	[2,3]	Credito Real, S.A. de C.V., Sr. Note, Series 144A, 10.250%, 04/14/2015	158,250
		Oil & Gas – 2.4%
200,000		Ecopetrol SA, Note, 7.625%, 07/23/2019	232,000
92,753		Gazprom International SA, Series regs, 7.201%, 2/01/2020	98,744
400,000	[2,3]	Gazprom, Note, Series 144A, 8.625%, 04/28/2034	481,000
150,000		PEMEX, Company Guarantee, Series WI, 8.000%, 5/03/2019	180,811
250,000		Petrobras, Company Guarantee, 7.875%, 3/15/2019	296,793
		TOTAL	1,289,348
		Telecommunications & Cellular – 0.7%
100,000	[2]	Digicel Ltd., Sr. Note, Series 144A, 8.250%, 09/01/2017	103,000
200,000	[2,3]	Qtel International Finance Ltd., Bank Guarantee, Series 144A, 5.000%, 10/19/2025	189,258
100,000	[2,3]	Telemovil Finance Co., Ltd., Company Guarantee, Series 144A, 8.000%, 10/01/2017	103,500
		TOTAL	395,758
		Utilities – 1.1%
150,000	[2,3]	Dubai Electricity & Water, Sr. Unsecd. Note, Series 144A, 7.375%, 10/21/2020	140,765
260,000		Majapahit Holding BV, Company Guarantee, Series REGS, 7.750%, 01/20/2020	299,650
150,000		Power Sector Assets & Liabilities Management Corp., Company Guarantee, Series REGS, 7.390%, 12/02/2024	174,394
		TOTAL	614,809
		TOTAL CORPORATE BONDS (IDENTIFIED COST $3,404,717)	3,598,776
		Governments/Agencies – 17.5%
		Sovereign – 17.5%
650,474		Argentina, Government of, Note, Series $dis, 8.280%, 12/31/2033	603,315
1,500,000		Argentina, Government of, Note, Series $GDP, 3.169%, 12/15/2035	227,250
400,000		Argentina, Government of, Sr. Unsecd. Note, 7.000%, 10/03/2015	385,000
70,000		Brazil, Government of, Bond, 8.250%, 01/20/2034	93,625
1,350,000		Brazil, Government of, Note, 10.000%, 01/01/2017	745,488
197,500		Brazil, Government of, Note, 8.000%, 01/15/2018	232,556
200,000		Brazil, Government of, Unsub., 11.000%, 08/17/2040	269,500
300,000		Colombia, Government of, Note, 7.375%, 01/27/2017	356,250
350,000	[2,3]	Indonesia, Government of, Series 144A, 8.5%, 10/12/2035	464,625
400,000		Indonesia, Government of, Series REGS, 6.625%, 02/17/2037	437,017
2,925,000		Mexico, Government of, Bond, Series M 20, 10.000%, 12/05/2024	295,247
400,000		Panama, Government of, 6.700%, 01/26/2036	446,203
386,000		Peru, Government of, 6.550%, 03/14/2037	423,635
250,000		Peru, Government of, Sr. Unsecd. Note, Series REGS, 7.840%, 08/12/2020	101,613
1,136,650		Russia, Government of, Unsub., Series REGS, 7.500%, 03/31/2030	1,315,218
100,000		South Africa, Government of, Sr. Unsecd. Note, 6.875%, 05/27/2019	117,438
100,000	[2,3]	Sri Lanka, Government of, Sr. Unsecd. Note, Series 144A, 6.250%, 10/04/2020	101,875
300,000		Turkey, Government of, 14.000%, 09/26/2012	215,915
350,000		Turkey, Government of, 7.000%, 9/26/2016	405,125
150,000		Turkey, Government of, Note, 7.375%, 2/05/2025	178,500
500,000		United Mexican States, Note, 5.125%, 01/15/2020	522,919
350,000		Uruguay, Government of, 7.625%, 3/21/2036	422,625
100,000		Uruguay, Government of, Note, 8.000%, 11/18/2022	123,250
Annual Shareholder Report
10

Shares or Principal Amount			Value
$1,100,000		Venezuela, Government of, 9.375%, 01/13/2034	753,500
480,000		Venezuela, Government of, Note, 7.65%, 4/21/2025	295,824
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $8,370,827)	9,533,513
		Mortgage-Backed Securities – 2.4%
		Federal Home Loan Mortgage Corporation – 1.8%
289,486		Federal Home Loan Mortgage Corp. Pool A56495, 5.500%, 30 Year, 1/1/2037	308,626
128,351		Federal Home Loan Mortgage Corp. Pool A65290, 6.500%, 30 Year, 9/1/2037	142,038
239,395		Federal Home Loan Mortgage Corp. Pool C03517, 4.500%, 30 Year, 9/1/2040	245,608
170,174		Federal Home Loan Mortgage Corp. Pool G04468, 5.000%, 30 Year, 7/1/2038	178,431
112,422		Federal Home Loan Mortgage Corp. Pool G18264, 5.000%, 15 Year, 7/1/2023	118,948
		TOTAL	993,651
		Federal National Mortgage Association – 0.6%
304,372		Federal National Mortgage Association Pool AD1998, 5.000%, 30 Year, 1/1/2040	319,937
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,271,903)	1,313,588
		MUTUAL FUND – 26.0%
2,016,405	[4]	Federated High Income Bond Fund II, Primary Shares (IDENTIFIED COST $11,927,071)	14,175,324
		Repurchase Agreement – 1.7%
$906,000		Interest in $5,850,000,000 joint repurchase agreement 0.25%, dated 12/31/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,850,121,875 on 1/3/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $5,972,500,657. (AT COST)	906,000
		TOTAL INVESTMENTS — 99.3% (IDENTIFIED COST $48,370,801)[5]	54,046,410
		OTHER ASSETS AND LIABILITIES - NET — 0.7%[6]	403,476
		TOTAL NET ASSETS — 100%	$54,449,886

At December 31, 2010, the Fund had the following open swap contracts:

Credit Default Swap Counterparty	Barclays Capital, Inc.	Citigroup Global Markets, Inc.	Standard Chartered Bank
Reference Entity	CDX Index EM Series 14	CDX Index EM Series 14	CDX Index EM Series 14
Buy/Sell	Buy	Buy	Buy
Pay/Receive Fixed Rate	5.00%	5.00%	5.00%
Expiration Date	12/20/2015	12/20/2015	12/20/2015
Implied Credit Spread at 12/31/2010[7]	4.81%	4.81%	4.81%
Notional Amount	$400,000	$500,000	$400,000
Market Value	$(54,421)	$(68,026)	$(54,421)
Upfront Premiums Received	$51,600	$64,250	$51,000
Unrealized Depreciation	$(2,821)	$(3,776)	$(3,421)

Unrealized Depreciation on Swap Contracts is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2010, these restricted securities amounted to $2,284,377, which represented 4.2% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2010, these liquid restricted securities amounted to $2,181,377, which represented 4.0% of total net assets.
4	Affiliated company.
5	The cost of investments for federal tax purposes amounts to $49,192,526.
Annual Shareholder Report

11

6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
7	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$15,676,406	$ —	$ —	$15,676,406
International	4,399,007	—	—	4,399,007
Preferred Stock
Domestic	3,058,135	—	—	3,058,135
International	1,118,438	—	—	1,118,438
Debt Securities:
Adjustable Rate Mortgages	—	267,223	—	267,223
Corporate Bonds	—	3,598,776	—	3,598,776
Governments/Agencies	—	9,533,513	—	9,533,513
Mortgage-Backed Securities	—	1,313,588	—	1,313,588
Mutual Fund	14,175,324	—	—	14,175,324
Repurchase Agreement	—	906,000	—	906,000
TOTAL SECURITIES	$38,427,310	$15,619,100	$ —	$54,046,410
OTHER FINANCIAL INSTRUMENTS*	$ —	$(176,868)	$ —	$(176,868)
*	Other financial instruments include swap contracts.

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
12

Statement of Assets and Liabilities

December 31, 2010

Assets:
Total investments in securities, at value including $14,175,324 of investments in an affiliated issuer (Note 5) (identified cost $48,370,801)		$54,046,410
Cash		195,240
Cash denominated in foreign currencies (identified cost $90,601)		91,760
Income receivable		403,845
Receivable for investments sold		410,509
Receivable for shares sold		17,102
TOTAL ASSETS		55,164,866
Liabilities:
Payable for investments purchased	$473,032
Payable for shares redeemed	22,304
Swaps, at value (premium received $166,850)	176,868
Payable for periodic payments to swap contracts	2,167
Payable for auditing fees	27,250
Accrued expenses	13,359
TOTAL LIABILITIES		714,980
Net assets for 5,950,868 shares outstanding		$54,449,886
Net Assets Consist of:
Paid-in capital		$58,676,036
Net unrealized appreciation of investments, swap contracts and translation of assets and liabilities in foreign currency		5,666,364
Accumulated net realized loss on investments, written options, futures contracts, swap contracts and foreign currency transactions		(11,980,202)
Undistributed net investment income		2,087,688
TOTAL NET ASSETS		$54,449,886
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$54,449,886 ÷ 5,950,868 shares outstanding, no par value, unlimited shares authorized		$9.15

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
13

Statement of Operations

Year Ended December 31, 2010

Investment Income:
Dividends (including $905,403 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $15,741)			$1,635,310
Interest			1,200,053
TOTAL INCOME			2,835,363
Expenses:
Investment adviser fee (Note 5)		$378,461
Administrative personnel and services fee (Note 5)		150,000
Custodian fees		21,696
Transfer and dividend disbursing agent fees and expenses		16,384
Directors'/Trustees' fees		748
Auditing fees		27,298
Legal fees		7,922
Portfolio accounting fees		84,591
Printing and postage		34,685
Insurance premiums		4,295
Miscellaneous		2,424
TOTAL EXPENSES		728,504
Waivers, Reimbursement and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(131,343)
Waiver of administrative personnel and services fee (Note 5)	(24,494)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(8,174)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(164,011)
Net expenses			564,493
Net investment income			2,270,870
Realized and Unrealized Gain (Loss) on Investments, Written Options, Swap Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized loss of $75,548 on investments in an affiliated issuer (Note 5))			3,535,439
Net realized loss on written options			(72,606)
Net realized loss on swap contracts			(2,764)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(18,482)
Net change in unrealized depreciation of swap contracts			(10,018)
Net realized and unrealized gain on investments, written options, swap contracts and foreign currency transactions			3,431,569
Change in net assets resulting from operations			$5,702,439

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

Year Ended December 31	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,270,870	$2,006,117
Net realized gain (loss) on investments, written options, swap contracts and foreign currency transactions	3,460,069	(2,806,830)
Net change in unrealized appreciation/depreciation of investments, swap contracts and translation of assets and liabilities in foreign currency	(28,500)	9,017,743
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,702,439	8,217,030
Distributions to Shareholders:
Distributions from net investment income	(2,161,759)	(2,035,991)
Share Transactions:
Proceeds from sale of shares	5,935,057	5,451,180
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Equity Income Fund II	19,979,519	—
Net asset value of shares issued to shareholders in payment of distributions declared	2,161,759	2,035,991
Cost of shares redeemed	(14,079,899)	(9,303,978)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	13,996,436	(1,816,807)
Change in net assets	17,537,116	4,364,232
Net Assets:
Beginning of period	36,912,770	32,548,538
End of period (including undistributed net investment income of $2,087,688 and $1,985,445, respectively)	$54,449,886	$36,912,770

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

December 31, 2010

1. ORGANIZATION

Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Capital Income Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to achieve high current income and moderate capital appreciation.

On March 12, 2010, the Fund acquired all of the net assets of Federated Equity Income Fund II (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on February 19, 2010. The purpose of the transaction was to combine two portfolios managed by Federated Equity Management Company of Pennsylvania with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2010, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended December 31, 2010, are as follows:

Net investment income*	$2,468,243
Net realized and unrealized gain on investments, written options and swap contracts	$3,614,861
Net increase in net assets resulting from operations	$6,083,104
*	Net investment income includes $1,562 of pro forma eliminated expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations as of December 31, 2010. The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:

Shares of the Fund Issued	Acquired Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
2,375,696	$19,979,519	$2,070,856	$36,300,833	$56,280,352
1	Unrealized Appreciation is included in the Acquired Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

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Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

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When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Dollar-Roll Transactions

The Fund may engage in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at December 31, 2010, is as follows:

Security	Acquisition Date	Cost	Market Value
Digicel Ltd., Sr. Note, Series 144A, 8.250%, 09/01/2017	11/23/2009	$98,625	$103,000

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.

Swap contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

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Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Option Contracts

The Fund may buy or sell put and call options to provide income and protection from extreme reductions in the market value of certain securities. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.

The following is a summary of the Fund's written option activity:

Contracts	Number of Contracts	Premium
Outstanding at December 31, 2009	—	$ —
Contracts written	2,700,143	80,122
Contracts bought back	(2,700,143)	(80,122)
Outstanding at December 31, 2010	—	$ —

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Credit contracts	Swaps, at value	$176,868
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The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Forward Currency Contracts	Options Purchased	Options Written	Total
Foreign exchange contracts	$ —	$5,183	$(78,650)	$(72,606)	$(146,073)
Credit contracts	$(2,764)	$ —	$ —	$ —	$(2,764)
Total	$(2,764)	$5,183	$(78,650)	$(72,606)	$(148,837)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Credit Default Swaps
Credit contracts	$(10,018)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended December 31	2010	2009
Shares sold	700,644	701,069
Shares issued in connection with the tax-free transfer of assets from Federated Equity Income Fund II	2,375,696	—
Shares issued to shareholders in payment of distributions declared	257,693	302,076
Shares redeemed	(1,641,687)	(1,233,348)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	1,692,346	(230,203)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for foreign currency transactions, discount accretion/premium amortization on debt securities, expiration of capital loss carryforwards and acquired capital loss carryforwards, straddle losses and wash sales.

For the year ended December 31, 2010, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(25,080,032)	$(6,868)	$25,086,900

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2010 and 2009, was as follows:

	2010	2009
Ordinary income	$2,161,759	$2,035,991

As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$2,077,670
Net unrealized appreciation	$4,844,639
Capital loss carryforwards and deferrals	$(11,158,477)
Mark-to-market on swaps	$10,018

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales, discount accretion/premium amortization on debt securities and dollar-roll transactions.

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At December 31, 2010, the cost of investments for federal tax purposes was $49,192,526. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from swap contracts was $4,853,884. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,398,977 and net unrealized depreciation from investments for those securities having an excess of cost over value of $545,093.

At December 31, 2010, the Fund had a capital loss carryforward of $11,143,689 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2015	$2,501,645
2016	$5,924,422
2017	$2,717,622

As a result of the tax-free transfer of assets from Federated Equity Income Fund II, the utilization of certain capital loss carryforwards listed above may be limited.

The Fund used capital loss carryforwards of $3,430,950 to offset taxable capital gains realized during the year ended December 31, 2010. Additionally, capital loss carryforwards of $30,713,948 expired during the year ended December 31, 2010.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At December 31, 2010, for federal income tax purposes, the Fund had $14,788 in straddle loss deferrals.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2010, the Adviser voluntarily waived $48,628 of its fee.

Certain of the Fund's assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended December 31, 2010, the Sub-Adviser earned a fee of $71,571.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2010, FAS waived $24,494 of its fee. The net fee paid to FAS was 0.249% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above.

Expense Limitation

The Adviser and its affiliates (which may include FAS) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.13% (the “Fee Limit”), through the later of (the “Termination Date”): (a) April 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

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Interfund Transactions

During the year ended December 31, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $7,047,845 and $3,563,835, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended December 31, 2010, the Adviser reimbursed $82,715. Transactions involving the affiliated holding during the year ended December 31, 2010, were as follows:

Affiliate	Balance of Shares Held 12/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 12/31/2010	Value	Dividend Income
Federated High Income Bond Fund II, Primary Shares	1,434,387	1,088,266	506,248	2,016,405	$14,175,324	$905,403

6. EXPENSE Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended December 31, 2010, the Fund's expenses were reduced by $8,174 under these arrangements.

7. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2010, were as follows:

Purchases	$46,187,428
Sales	$50,471,264

8. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

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At December 31, 2010, the diversification of countries was as follows:

Country	Percentage of Net Assets
United States	37.3%
Brazil	4.3%
Great Britain	4.0%
Russia	3.5%
Mexico	2.5%
Indonesia	2.4%
Argentina	2.2%
Venezuela	1.9%
Switzerland	1.7%
Turkey	1.5%
Peru	1.2%
Colombia	1.1%
Uruguay	1.0%
Canada	0.9%
Panama	0.8%
Bermuda	0.7%
Germany	0.7%
France	0.6%
Ireland	0.5%
Italy	0.5%
Australia	0.4%
Qatar	0.4%
Philippines	0.3%
United Arab Emirates	0.3%
El Salvador	0.2%
Finland	0.2%
South Africa	0.2%
Sri Lanka	0.2%
Spain	0.1%

9. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2010, there were no outstanding loans. During the year ended December 31, 2010, the Fund did not utilize the LOC.

10. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2010, there were no outstanding loans. During the year ended December 31, 2010, the program was not utilized.

11. Legal Proceedings

Since February, 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

12. FEDERAL TAX INFORMATION (UNAUDITED)

Of the ordinary income distributions made by the Fund during the year ended December 31, 2010, 23.10% qualify for the dividend received deduction available to corporate shareholders.

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23

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF Federated insurance series AND SHAREHOLDERS OF federated capital income fund ii:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Capital Income Fund II (the “Fund”), a portfolio of Federated Insurance Series, as of December 31, 2010, and the related statement of operations for the year then ended the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Capital Income Fund II as of December 31, 2010, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 14, 2011

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24

Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2010, the Trust comprised seven portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Began serving: October 1993	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: November 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: October 1993	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: November 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
Annual Shareholder Report
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OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 Executive Vice President and Secretary Began serving: September 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 Treasurer Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Began serving: September 1993	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
John B. Fisher Birth Date: May 16, 1956 President Began serving: November 2004	Principal Occupations: President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Family; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc.; President, Technology, Federated Services Company.
Brian P. Bouda Birth Date: February 28, 1947 Chief Compliance Officer and Senior Vice President Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Annual Shareholder Report

27

Evaluation and Approval of Advisory Contract – May 2010

Federated Capital Income Fund II (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2010. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

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28

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the report, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

Annual Shareholder Report

29

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report
30

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Annual Shareholder Report
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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Capital Income Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916108

G00845-01 (2/11)

Federated is a registered mark of Federated Investors, Inc.
2011  ©Federated Investors, Inc.

Federated High Income Bond Fund II

A Portfolio of Federated Insurance Series

ANNUAL SHAREHOLDER REPORT

December 31, 2010

Primary Shares
Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Primary Shares

(For a Share Outstanding Throughout Each Period)

Year Ended December 31	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$6.67	$5.03	$7.49	$7.85	$7.74
Income From Investment Operations:
Net investment income	0.56[1]	0.55[1]	0.58[1]	0.55[1]	0.58[1]
Net realized and unrealized gain (loss) on investments	0.36	1.78	(2.37)	(0.29)	0.20
TOTAL FROM INVESTMENT OPERATIONS	0.92	2.33	(1.79)	0.26	0.78
Less Distributions:
Distributions from net investment income	(0.56)	(0.69)	(0.67)	(0.62)	(0.67)
Net Asset Value, End of Period	$7.03	$6.67	$5.03	$7.49	$7.85
Total Return[2]	14.73%	52.85%	(25.99)%	3.43%	10.80%
Ratios to Average Net Assets:
Net expenses	0.78%	0.78%	0.79%	0.77%	0.77%
Net investment income	8.41%	9.64%	8.96%	7.29%	7.66%
Expense waiver/reimbursement[3]	0.00%[4]	0.02%	0.00%[4]	0.00%[4]	0.00%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$164,640	$168,092	$117,303	$196,470	$236,432
Portfolio turnover	45%	33%	15%	31%	38%
1	Per share numbers have been calculated using average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
4	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Financial Highlights – Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended December 31	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$6.65	$5.01	$7.45	$7.81	$7.70
Income From Investment Operations:
Net investment income	0.54[1]	0.53[1]	0.56[1]	0.53[1]	0.56[1]
Net realized and unrealized gain (loss) on investments	0.36	1.78	(2.35)	(0.28)	0.20
TOTAL FROM INVESTMENT OPERATIONS	0.90	2.31	(1.79)	0.25	0.76
Less Distributions:
Distributions from net investment income	(0.55)	(0.67)	(0.65)	(0.61)	(0.65)
Net Asset Value, End of Period	$7.00	$6.65	$5.01	$7.45	$7.81
Total Return[2]	14.38%	52.47%	(26.09)%	3.19%	10.57%
Ratios to Average Net Assets:
Net expenses	1.03%	1.03%	1.04%	1.02%	1.02%
Net investment income	8.16%	9.39%	8.68%	7.04%	7.42%
Expense waiver/reimbursement[3]	0.00%[4]	0.02%	0.00%[4]	0.00%[4]	0.00%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$84,800	$81,866	$55,262	$89,486	$97,175
Portfolio turnover	45%	33%	15%	31%	38%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
4	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2010 to December 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 7/1/2010	Ending Account Value 12/31/2010	Expenses Paid During Period1
Actual:
Primary Shares	$1,000	$1,098.40	$4.13
Service Shares	$1,000	$1,097.20	$5.44
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,021.27	$3.97
Service Shares	$1,000	$1,020.01	$5.24
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:
Primary Shares	0.78%
Service Shares	1.03%
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance of a variable investment option changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, contact your insurance company. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts.

Management's Discussion of Fund Performance (unaudited)

The Fund's total return, based on net asset value, for the 12-month reporting period ended December 31, 2010, was 14.73% for Primary Shares and 14.38% for Service Shares. The total return of the Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (BCHY2%ICI),1 a broad-based securities market index, was 14.94% during the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transactions costs and other expenses which were not reflected in the total return of the BCHY2%ICI.

For purposes of the following, the discussion will focus on the Fund's Primary Shares.

HIGH-YIELD MARKET OVERVIEW

The high-yield market generated attractive total returns during the reporting period. The major factor behind these attractive returns was the continuing recovery of the domestic economy from the “Great Recession.” While disappointing on the job creation front, the economy managed four consecutive quarters of positive growth. Overall corporate creditworthiness also continued to recover as corporate earnings registered strong gains driven by the improving economy and the benefit of aggressive cost actions taken during the recession. This improvement is illustrated by the decline in default rates from in excess of 10% in 2009 to less than 1% for the first nine months of 2010 according to the Altman High Yield Bond Default and Return Report. The market also benefitted from robust financial market conditions as strength in debt markets allowed companies to term out short and intermediate maturity debt while equity markets surged to post recession highs, raising corporate valuations and contributing to improved investor confidence. Government policies were also accommodating, topped off in the fourth quarter by a new quantitative easing campaign (dubbed QE2) and coupled with tax policy initiatives resulting in rising expectations for 2011's economic prospects. The overall impact of these factors can be illustrated by the decline in the spread between the Credit Suisse High Yield Bond Index2 and comparable Treasurys from 6.34% on December 31, 2009 to 5.71% on December 31, 2010.

Within the high-yield market during the reporting period, major industry sectors that substantially outperformed the BCHY2%ICI included Financial Institutions, Gaming, Transportation, Media – Non Cable and Automotive. While still attractive on an absolute basis, the Electric Utility, Media – Cable, Healthcare, Packaging and Energy sectors underperformed the BCHY2%ICI. From a ratings quality perspective, the CCC-rated sector of the BCHY2%ICI returned 16.28%, outperforming the higher quality BB and B-rated quality sectors which returned 14.34% and 13.69% respectively.

1	The BCHY2%ICI is the 2% Issuer Cap component of the Barclay's Capital U.S. Corporate High Yield Index (BCHYI). The BCHYI is an index that covers the universe of fixed-rate, noninvestment-grade debt. Pay-in-kind (PIK) bonds, Eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Original issue zeroes, step-up coupon structures, and 144-As are also included. The index is unmanaged, and unlike the Fund, is not affected by cash flows.
2	Credit Suisse High Yield Bond Index serves as a benchmark to evaluate the performance of low-quality bonds. Low quality is defined as those bonds in the range from BB to CCC and defaults. Investments cannot be made in an index. The index is unmanaged, and unlike the Fund, is not affected by cash flows.
Annual Shareholder Report

Fund Performance

The Fund underperformed the BCHY2%ICI for the reporting period although it outperformed the Lipper Variable Underlying High Current Yield Funds Average.3 The Fund position was negatively impacted by an underweight relative to the BCHY2%ICI in the strong performing Financial sector as well as poor security selection in this sector. The Fund was also negatively impacted by underperforming security selection, relative to the BCHY2%ICI, in the Wireless Communication, Lodging, Services, Paper and Consumer Products industry sectors. Specific fund holdings that substantially underperformed the BCHY2%ICI included: Texas Competitive Electric Holdings, Dynegy, Sitel, Hawker Beechcraft and Dean Foods.

During the period, the Fund benefitted from strong security selection relative to the BCHY2%ICI in the Media – Non Cable, Chemicals, Media – Cable, Automotive and Aerospace & Defense industry sectors. Superior security selection in the Health Care sector offset the negative effect of an overweight position, relative to the BCHY2%ICI, in this underperforming sector. The Fund also benefitted from its underweight position, relative to the BCHY2%ICI, in the weak performing Electric Utility and Supermarket sectors and its overweight position in the strong performing Gaming sector. The Fund also benefitted from its overweight position, relative to the BCHY2%ICI, in the outperforming CCC-rated quality sector somewhat offset by a less aggressive investment posture within this low-quality sector. Specific fund holdings that substantially outperformed the BCHY2%ICI included: Affinity Group, Baker & Taylor, Foxco Acquisition, Ally Financial preferred stock and Nexstar Broadcasting.

3	Lipper figures represent the average of the total returns reported by all of the funds serving as underlying investment options for variable insurance contracts designated by Lipper Inc. as falling into the respective categories indicated. They do not reflect sales charges.
Annual Shareholder Report

GROWTH OF $10,000 INVESTED IN FEDERATED HIGH INCOME BOND FUND II – PRIMARY SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated High Income Bond Fund II - Primary Shares (the “Fund”) from December 31, 2000 to December 31, 2010, compared to the Lipper Variable Underlying Funds High Current Yield Funds Average (LFHCYFA)2 and the Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (BCHY2%ICI).

Average Annual Total Returns for the Period Ended 12/31/2010
1 Year	14.73%
5 Years	8.26%
10 Years	7.80%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Variable investment options performance changes over time and current performance may be lower or higher than what is stated. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BCHY2%ICI and the LFHCYFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The LFHCYFA represents the average of the total returns reported by all of the funds serving as underlying investment options for variable insurance contracts designated by Lipper, Inc. as falling into the respective categories indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in a fund's performance.
Annual Shareholder Report

GROWTH OF $10,000 INVESTED IN FEDERATED HIGH INCOME BOND FUND II – SERVICE SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated High Income Bond Fund II - Service Shares (the “Fund”) from December 31, 2000 to December 31, 2010, compared to the Lipper Variable Underlying Funds High Current Yield Funds Average (LFHCYFA)2 and the Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (BCHY2%ICI).

Average Annual Total Returns for the Period Ended 12/31/2010
1 Year	14.38%
5 Years	8.02%
10 Years	7.56%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Variable investment options performance changes over time and current performance may be lower or higher than what is stated. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BCHY2%ICI and the LFHCYFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The LFHCYFA represents the average of the total returns reported by all of the funds serving as underlying investment options for variable insurance contracts designated by Lipper, Inc. as falling into the respective categories indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At December 31, 2010, the Fund's index classification1 was as follows:

Index Classification	Percentage of Total Net Assets
Health Care	9.0%
Media — Non-Cable	8.6%
Technology	8.3%
Financial Institutions	6.8%
Retailers	5.8%
Energy	5.7%
Gaming	5.1%
Consumer Products	4.6%
Industrial — Other	4.6%
Automotive	4.1%
Food & Beverage	4.1%
Utility — Natural Gas	3.8%
Chemicals	3.6%
Other[2]	23.7%
Cash Equivalents[3]	0.4%
Other Assets and Liabilities — Net[4]	1.8%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (BCHY2%ICI). Individual portfolio securities that are not included in the BCHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments

December 31, 2010

Principal Amount or Shares			Value
		Corporate Bonds – 97.5%
		Aerospace/Defense – 1.7%
$600,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	624,750
575,000	[1,2]	Altegrity, Inc., Company Guarantee, 10.50%, 11/1/2015	592,969
650,000	[1,2]	Altegrity, Inc., Company Guarantee, 11.75%, 5/1/2016	667,062
275,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, 9.75%, 4/1/2017	157,438
275,000		ManTech International Corp., Company Guarantee, 7.25%, 4/15/2018	288,750
518,656	[1,2]	Sequa Corp., Sr. PIK Deb., 13.50%, 12/1/2015	563,390
1,225,000	[1,2]	TransDigm, Inc., Series 144A, 7.75%, 12/15/2018	1,274,000
		TOTAL	4,168,359
		Automotive – 4.1%
405,000	[1,2]	Affinia Group, Inc., Sr. Secd. Note, 10.75%, 8/15/2016	451,575
50,000	[1,2]	Affinia Group, Inc., Sr. Sub. Note, Series 144A, 9.00%, 11/30/2014	51,625
350,000	[1,2]	American Axle & Manufacturing Holdings, Inc., Sr. Sub. Note, 9.25%, 1/15/2017	392,875
475,000		ArvinMeritor, Inc., Company Guarantee, 10.625%, 3/15/2018	536,750
425,000	[1,2]	Cooper-Standard Automotive, Inc., Sr. Note, Series 144A, 8.50%, 5/1/2018	452,625
275,000		Ford Motor Credit Co., Note, 7.50%, 8/1/2012	292,491
250,000		Ford Motor Credit Co., Sr. Note, 7.00%, 4/15/2015	268,902
400,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	441,013
250,000		Ford Motor Credit Co., Sr. Unsecd. Note, 6.625%, 8/15/2017	263,099
2,425,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	2,713,078
250,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.125%, 1/15/2020	291,332
2,400,000	[3,4]	General Motors Corp., Deb., 7.40%, 9/1/2025	816,000
100,000		Lear Corp., Company Guarantee, 7.875%, 3/15/2018	107,500
100,000		Lear Corp., Company Guarantee, 8.125%, 3/15/2020	109,250
275,000		Navistar International Corp., Sr. Note, 8.25%, 11/1/2021	297,000
600,000	[1,2]	Pinafore, LLC, Sr. Secd. 2nd Priority Note, Series 144A, 9.00%, 10/1/2018	651,000
625,000	[1,2]	Stoneridge, Inc., Sr. Secd. Note, Series 144A, 9.50%, 10/15/2017	678,125
250,000	[1,2]	TRW Automotive, Inc., Sr. Note, Series 144A, 8.875%, 12/1/2017	281,250
450,000	[1,2]	Tenneco Automotive, Inc., Company Guarantee, Series 144A, 6.875%, 12/15/2020	462,375
150,000	[1,2]	Tenneco Automotive, Inc., Sr. Note, Series 144A, 7.75%, 8/15/2018	159,750
446,000	[1,2]	Tower Automotive, Inc., Sr. Secd. Note, Series 144A, 10.625%, 9/1/2017	481,680
		TOTAL	10,199,295
		Building Materials – 1.5%
100,000	[1,2]	Associated Materials, Inc., Sr. Secd. Note, Series 144A, 9.125%, 11/1/2017	104,750
300,000	[1,2]	Building Materials Corp. of America, Sr. Note, 7.50%, 3/15/2020	306,750
250,000	[1,2]	Interline Brands, Inc., Company Guarantee, Series 144A, 7.00%, 11/15/2018	255,000
900,000		Norcraft Cos. LLC, Sr. Secd. Note, Series WI, 10.50%, 12/15/2015	960,750
296,000		Norcraft Holdings LP, Sr. Disc. Note, 9.75%, 9/1/2012	299,330
400,000	[1,2]	Nortek Holdings, Inc., Sr. Note, 10.00%, 12/1/2018	415,000
626,111		Nortek Holdings, Inc., Sr. Secd. Note, 11.00%, 12/1/2013	669,939
600,000		Ply Gem Industries, Inc., Sr. Secd. Note, 11.75%, 6/15/2013	645,000
		TOTAL	3,656,519
		Chemicals – 3.6%
150,000	[1,2]	Celanese Corp., Company Guarantee, Series 144A, 6.625%, 10/15/2018	155,250
325,000		Compass Minerals International, Inc., Company Guarantee, 8.00%, 6/1/2019	355,875
225,000		Ferro Corp., Sr. Note, 7.875%, 8/15/2018	238,500
875,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	939,531
Annual Shareholder Report

Principal Amount or Shares			Value
$425,000	[1,2]	Hexion U.S. Finance Corp., Sr. Secd. Note, Series 144A, 9.00%, 11/15/2020	450,500
700,000		Huntsman International LLC, Company Guarantee, 5.50%, 6/30/2016	680,750
625,000		Huntsman International LLC, Company Guarantee, Series WI, 8.625%, 3/15/2020	682,812
500,000	[1,2]	Huntsman International LLC, Sr. Sub. Note, Series 144A, 8.625%, 3/15/2021	542,500
400,000		Koppers Holdings, Inc., Company Guarantee, Series WI, 7.875%, 12/1/2019	431,000
500,000	[1,2]	Momentive Performance Materials, Inc., Series 144A, 9.00%, 1/15/2021	528,750
664,000		Nalco Co., Sr. Disc. Note, 9.00%, 2/1/2014	680,600
300,000		Nalco Co., Sr. Note, 8.25%, 5/15/2017	326,625
100,000	[1,2]	Nalco Co., Sr. Note, Series 144A, 6.625%, 1/15/2019	102,750
50,000	[1,2]	Omnova Solutions, Inc., Sr. Note, Series 144A, 7.875%, 11/1/2018	50,625
350,000	[1,2]	Oxea Finance, Sr. Secd. Note, Series 144A, 9.50%, 7/15/2017	381,063
625,000		Solutia, Inc., Company Guarantee, 8.75%, 11/1/2017	687,500
450,000		Solutia, Inc., Sr. Note, 7.875%, 3/15/2020	483,750
650,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	675,655
225,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	243,905
250,000	[1,2]	Vertellus Specialties, Inc., Sr. Secd. Note, Series 144A, 9.375%, 10/1/2015	265,625
		TOTAL	8,903,566
		Construction Machinery – 0.9%
250,000	[1,2]	Case New Holland, Sr. Note, 7.875%, 12/1/2017	274,375
375,000		Rental Service Corp., Sr. Note, 9.50%, 12/1/2014	395,625
325,000		Rental Service Corp., Sr. Note, Series WI, 10.25%, 11/15/2019	364,000
250,000	[1,2]	Rental Service Corp., Sr. Secd. Note, 10.00%, 7/15/2017	282,500
900,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	920,250
		TOTAL	2,236,750
		Consumer Products – 4.6%
775,000		Diversey Holdings, Inc., Sr. Unsecd. Note, 10.50%, 5/15/2020	895,125
425,000		Diversey, Inc., Company Guarantee, 8.25%, 11/15/2019	463,250
975,000		Easton Bell Sports Inc., Sr. Secd. Note, 9.75%, 12/1/2016	1,074,938
875,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	926,406
550,000		Jarden Corp., Sr. Unsecd. Note, 8.00%, 5/1/2016	601,563
275,000	[1,2]	Libbey Glass, Inc., Sr. Secd. Note, Series 144A, 10.00%, 2/15/2015	297,000
250,000	[1,2]	Prestige Brands Holdings, Inc., Company Guarantee, Series 144A, 8.25%, 4/1/2018	260,000
500,000	[1,2]	Scotts Miracle-Gro Co., Sr. Note, Series 144A, 6.625%, 12/15/2020	502,500
382,000	[1,2]	Sealy Mattress Co., Sr. Secd. Note, Series 144A, 10.875%, 4/15/2016	433,570
1,350,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	1,387,125
1,050,000	[1,2]	Simmons Co., Company Guarantee, Series 144A, 11.25%, 7/15/2015	1,139,250
1,151,690		Spectrum Brands, Inc., Bond, 12.00%, 8/28/2019	1,291,332
250,000	[1,2]	Spectrum Brands, Inc., Sr. Secd. Note, 9.50%, 6/15/2018	275,000
1,750,000	[1,2]	Visant Corp., Sr. Note, Series 144A, 10.00%, 10/1/2017	1,863,750
		TOTAL	11,410,809
		Energy – 5.7%
925,000	[1,2]	ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, 11.875%, 5/1/2015	878,750
1,050,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	1,023,750
125,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.75%, 11/1/2020	125,938
600,000	[1,2]	CHC Helicopter Corp., Sr. Secd. Note, Series 144A, 9.25%, 10/15/2020	624,000
750,000	[1,2]	CVR Energy, Inc., 2nd Priority Sr. Secd. Note, Series 144A, 10.875%, 4/1/2017	810,000
925,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	941,187
475,000		Chesapeake Energy Corp., Sr. Note, 9.50%, 2/15/2015	537,937
200,000		Cie Generale de Geophysique, Company Guarantee, 7.50%, 5/15/2015	204,500
Annual Shareholder Report

Principal Amount or Shares			Value
$400,000		Cie Generale de Geophysique, Company Guarantee, 9.50%, 5/15/2016	438,000
450,000		Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017	463,500
650,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	676,000
450,000		Concho Resources, Inc., Sr. Note, 7.00%, 1/15/2021	462,375
249,000		Denbury Resources, Inc., Sr. Sub., 8.25%, 2/15/2020	271,410
750,000		EXCO Resources, Inc., Sr. Note, 7.50%, 9/15/2018	738,750
125,000	[1,2]	Frac Tech Services LLC, Company Guarantee, Series 144A, 7.125%, 11/15/2018	127,188
775,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 7.75%, 11/1/2015	804,062
525,000		Linn Energy LLC, Company Guarantee, 11.75%, 5/15/2017	603,750
400,000	[1,2]	Linn Energy LLC, Sr. Note, Series 144A, 8.625%, 4/15/2020	433,000
300,000	[1,2]	Linn Energy LLC, Sr. Unsecd. Note, Series 144A, 7.75%, 2/1/2021	309,000
1,125,000	[1,2]	McJunkin Red Man Corp., Sr. Secd. Note, Series 144A, 9.50%, 12/15/2016	1,068,750
625,000	[1,2]	PHI, Inc., Sr. Unsecd. Note, Series 144A, 8.625%, 10/15/2018	643,750
925,000		Petrohawk Energy Corp., Company Guarantee, 7.25%, 8/15/2018	938,875
450,000		Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018	480,647
600,000	[1,2]	Sandridge Energy, Inc., Sr. Unsecd. Note, 9.875%, 5/15/2016	637,500
		TOTAL	14,242,619
		Entertainment – 1.6%
900,000	[1,2]	Cedar Fair LP, Sr. Unsecd. Note, 9.125%, 8/1/2018	973,125
925,000		Cinemark USA, Inc., Company Guarantee, 8.625%, 6/15/2019	1,005,937
775,000	[1,3,4,5]	Hard Rock Park Operations LLC, Sr. Secd. Note, 1.00%, 4/1/2012	0
450,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	479,250
850,000		Universal City Development Partners Ltd., Company Guarantee, 10.875%, 11/15/2016	932,875
625,000		Universal City Development Partners Ltd., Company Guarantee, 8.875%, 11/15/2015	667,188
		TOTAL	4,058,375
		Financial Institutions – 6.5%
844,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	913,630
925,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	1,012,875
425,000		Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	468,562
250,000	[1,2]	Ally Financial, Inc., Company Guarantee, Series 144A, 7.50%, 9/15/2020	263,437
1,500,000	[1,2]	Ally Financial, Inc., Series 144A, 6.25%, 12/1/2017	1,501,875
575,000		CIT Group, Inc., Sr. Secd. Note, 10.25%, 5/1/2017	588,686
5,050,000		CIT Group, Inc., Sr. Secd. Note, 7.00%, 5/1/2017	5,075,250
600,000	[1,2]	International Lease Finance Corp., Sr. Note, Series 144A, 8.625%, 9/15/2015	646,500
2,100,000	[1,2]	International Lease Finance Corp., Sr. Note, Series 144A, 8.75%, 3/15/2017	2,257,500
250,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.25%, 12/15/2020	257,813
125,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.875%, 9/1/2017	135,469
550,000		iPayment Holdings, Inc., Sr. Sub. Note, Series WI, 9.75%, 5/15/2014	519,750
600,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	618,000
1,800,000		Nuveen Investments, Company Guarantee, 10.50%, 11/15/2015	1,849,500
		TOTAL	16,108,847
		Food & Beverage – 4.1%
1,425,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	1,496,250
500,000		Aramark Services, Inc., Floating Rate Note — Sr. Note, 3.786%, 2/1/2015	491,250
500,000		B&G Foods, Inc., Sr. Note, 7.625%, 1/15/2018	527,500
125,000	[1,2]	Darling International, Inc., Company Guarantee, Series 144A, 8.50%, 12/15/2018	130,938
1,075,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	991,687
850,000	[1,2]	Dean Foods Co., Sr. Note, Series 144A, 9.75%, 12/15/2018	860,625
825,000	[1,2]	Michael Foods, Inc., Sr. Note, Series 144A, 9.75%, 7/15/2018	905,437
Annual Shareholder Report

Principal Amount or Shares			Value
$1,050,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 9.25%, 4/1/2015	1,098,562
600,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, Series WI, 10.625%, 4/1/2017	645,000
275,000		Reddy Ice Corp., Sr. Secd. Note, 11.25%, 3/15/2015	282,563
456,000		Reddy Ice Corp., Sr. Secd. Note, 13.25%, 11/1/2015	392,160
425,000		Smithfield Foods, Inc., Note, 7.75%, 5/15/2013	455,016
825,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	862,125
350,000	[1,2]	Smithfield Foods, Inc., Sr. Unsecd. Note, 10.00%, 7/15/2014	405,125
700,000		TreeHouse Foods, Inc., Sr. Unsecd. Note, 7.75%, 3/1/2018	760,375
		TOTAL	10,304,613
		Gaming – 5.1%
650,000		American Casino & Entertainment, Sr. Secd. Note, 11.00%, 6/15/2014	663,000
1,050,000		Ameristar Casinos, Inc., Company Guarantee, 9.25%, 6/1/2014	1,128,750
250,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	252,500
1,100,000	[1,2]	Great Canadian Gaming Corp., Company Guarantee, 7.25%, 2/15/2015	1,130,250
1,325,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	1,497,250
1,125,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	1,099,687
2,575,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	2,420,500
100,000		MGM Mirage, Inc., Sr. Secd. Note, 10.375%, 5/15/2014	112,750
200,000		MGM Mirage, Inc., Sr. Secd. Note, 11.125%, 11/15/2017	231,000
200,000		MGM Mirage, Inc., Sr. Secd. Note, 13.00%, 11/15/2013	237,500
225,000	[1,2]	MGM Mirage, Inc., Sr. Secd. Note, Series 144A, 9.00%, 3/15/2020	248,625
875,000		Peninsula Gaming, LLC, Company Guarantee, 10.75%, 8/15/2017	947,187
325,000		Peninsula Gaming, LLC, Sr. Secd. Note, 8.375%, 8/15/2015	343,281
600,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013	603,750
825,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	804,788
150,000	[1,2]	Seminole Tribe of Florida, Note, Series 144A, 7.75%, 10/1/2017	155,625
375,000		Wynn Las Vegas LLC, 1st Mtg. Note, 7.75%, 8/15/2020	407,813
477,000	[1,2]	Yonkers Racing Corp., Sr. Secd. Note, 11.375%, 7/15/2016	527,681
		TOTAL	12,811,937
		Health Care – 9.0%
900,000		Alere, Inc., Company Guarantee, 9.00%, 5/15/2016	931,500
400,000		Alere, Inc., Sr. Note, 7.875%, 2/1/2016	403,000
975,000		Bausch & Lomb, Inc., Sr. Unsecd. Note, 9.875%, 11/1/2015	1,048,125
225,000		Bio-Rad Laboratories, Inc., Sr. Sub., 8.00%, 9/15/2016	245,250
2,250,000		Biomet, Inc., Sr. Sub. Note, Series WI, 11.625%, 10/15/2017	2,497,500
1,075,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	1,083,062
550,000	[1,2]	Fresenius Medical Care AG & Co. KGaA, Sr. Unsecd. Note, 9.00%, 7/15/2015	632,500
350,000	[1,2]	HCA Holdings, Inc, Sr. Unsecd. Note, Series 144A, 7.75%, 5/15/2021	350,875
725,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	670,625
4,265,000		HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016	4,579,544
1,000,000	[1,2]	Multiplan, Inc., Company Guarantee, Series 144A, 9.875%, 9/1/2018	1,065,000
1,250,000		National Mentor Holdings, Inc., Sr. Sub. Note, 11.25%, 7/1/2014	1,275,000
1,050,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	1,073,625
1,075,000		United Surgical Partners International, Inc., Company Guarantee, 9.25%, 5/1/2017	1,123,375
250,000		Universal Hospital Services, Inc., Floating Rate Note — Sr. Secured Note, 3.834%, 6/1/2015	230,000
950,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	980,875
1,795,625		VWR Funding, Inc., Company Guarantee, 10.25%, 7/15/2015	1,894,384
1,225,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	1,261,750
Annual Shareholder Report

Principal Amount or Shares			Value
$1,075,000		Ventas Realty LP, Sr. Note, 6.75%, 4/1/2017	1,127,813
		TOTAL	22,473,803
		Industrial - Other – 4.6%
550,000	[1,2]	American Tire Distributors, Inc., Sr. Secd. Note, 9.75%, 6/1/2017	596,750
275,000	[1,2]	Amsted Industries, Inc., Sr. Note, Series 144A, 8.125%, 3/15/2018	293,219
250,000	[1,2]	Atkore International, Inc., Sr. Secd. Note, Series 144A, 9.875%, 1/1/2018	261,250
450,000	[1,2]	Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013	370,125
475,000		Baldor Electric Co., Sr. Note, 8.625%, 2/15/2017	534,375
500,000		Belden CDT, Inc., Company Guarantee, 9.25%, 6/15/2019	550,625
525,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	534,188
700,000	[1,2]	Cleaver-Brooks, Inc., Sr. Secd. Note, Series 144A, 12.25%, 5/1/2016	746,375
875,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	905,625
650,000	[1,2]	International Wire Group, Sr. Secd. Note, Series 144A, 9.75%, 4/15/2015	682,500
1,150,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	1,132,750
600,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	585,750
375,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	416,250
575,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	557,750
825,000		Rexnord, Inc., Company Guarantee, 8.50%, 5/1/2018	880,687
725,000		SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	792,062
875,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	892,500
500,000		The Hillman Group, Inc., Company Guarantee, 10.875%, 6/1/2018	551,250
150,000	[1,2]	Thermon Industries, Inc., Sr. Secd. Note, Series 144A, 9.50%, 5/1/2017	160,500
		TOTAL	11,444,531
		Media - Cable – 1.3%
250,000		Charter Communications Holdings II, Company Guarantee, 7.25%, 10/30/2017	255,000
425,000		Charter Communications Holdings II, Company Guarantee, Series WI, 7.875%, 4/30/2018	442,000
100,000		Charter Communications Holdings II, Company Guarantee, Series WI, 8.125%, 4/30/2020	105,750
553,391		Charter Communications Holdings II, Sr. Note, 13.50%, 11/30/2016	662,686
400,000	[1,2]	Insight Communication Co., Sr. Note, Series 144A, 9.375%, 7/15/2018	428,000
249,000		Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014	258,442
1,075,000		Virgin Media, Inc., Company Guarantee, Series 1, 9.50%, 8/15/2016	1,220,125
		TOTAL	3,372,003
		Media - Non-Cable – 8.6%
125,000	[1,2]	Citadel Broadcasting Corp., Company Guarantee, Series 144a, 7.75%, 12/15/2018	130,000
850,000		Clear Channel Worldwide, Inc., Company Guarantee, Series B, 9.25%, 12/15/2017	935,000
125,000		Clear Channel Worldwide, Company Guarantee, 9.25%, 12/15/2017	136,563
250,000	[1,2]	Entravision Communications Corp., 1st Priority Sr. Secd. Note, Series 144A, 8.75%, 8/1/2017	265,000
975,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, 13.375%, 7/15/2016	1,072,500
1,575,000	[3]	Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	11,813
1,425,000		Intelsat Jackson Ltd., Sr. Note, 11.25%, 6/15/2016	1,542,562
2,625,000		Intelsat Jackson Ltd., Sr. Unsecd. Note, 0/9.50%, 2/1/2015	2,716,875
625,000		Interpublic Group Cos., Inc., Sr. Unsecd. Note, 10.00%, 7/15/2017	734,375
275,000		Lamar Media Corp., Company Guarantee, 7.875%, 4/15/2018	293,562
975,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	994,500
300,000		Lamar Media Corp., Sr. Unsecd. Note, Series C, 6.625%, 8/15/2015	306,000
1,075,000		MDC Partners, Inc., Company Guarantee, 11.00%, 11/1/2016	1,190,562
1,300,000	[1,2]	Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014	1,124,500
978,944		Nexstar Broadcasting Group, Inc., Company Guarantee, 0.50/7.00%, 1/15/2014	956,918
350,000		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	343,875
Annual Shareholder Report

Principal Amount or Shares			Value
$375,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 0/12.50%, 8/1/2016	395,625
700,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.50%, 5/1/2016	812,000
825,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.625%, 2/1/2014	959,062
250,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, Series 144A, 7.75%, 10/15/2018	260,000
650,000	[1,2]	ProQuest Co., Company Guarantee, Series 144A, 9.00%, 10/15/2018	672,750
850,000		SSI Investments II Ltd., Company Guarantee, 11.125%, 6/1/2018	926,500
750,000	[1,2]	Sirius XM Radio Inc., Sr. Note, Series 144A, 8.75%, 4/1/2015	815,625
1,625,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	1,681,875
635,512	[1,2]	Univision Television Group, Inc., Sr. Note, 9.75%, 3/15/2015	689,531
125,000	[1,2]	Univision Television Group, Inc., Sr. Secd. Note, 12.00%, 7/1/2014	137,500
800,000	[1,2]	XM Satellite Radio, Inc., Sr. Note, 13.00%, 8/1/2013	956,000
275,000	[1,2]	XM Satellite Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 11/1/2018	285,313
		TOTAL	21,346,386
		Metals & Mining – 0.2%
750,000	[3,4]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	3,375
625,000	[3,4]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	1,569
525,000		Aquilex Holdings, Company Guarantee, 11.125%, 12/15/2016	534,187
		TOTAL	539,131
		Packaging & Containers – 2.7%
400,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	418,000
325,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	327,438
350,000	[1,2]	Bway Holding Co., Sr. Note, Series 144A, 10.00%, 6/15/2018	379,312
500,000	[1,2]	Bway Holding Co., Sr. PIK Deb., Series 144A, 10.125%, 11/1/2015	507,500
275,000		Crown Americas, LLC, Company Guarantee, 7.625%, 5/15/2017	295,625
1,125,000		Crown Americas, LLC, Sr. Note, 7.75%, 11/15/2015	1,175,625
725,000		Graham Packaging Co., Company Guarantee, 8.25%, 1/1/2017	757,625
500,000		Graham Packaging Co., Company Guarantee, 8.25%, 10/1/2018	527,500
125,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	137,500
775,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 8.50%, 5/15/2018	782,750
300,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 9.00%, 4/15/2019	312,375
200,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 7.125%, 4/15/2019	204,500
975,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 7.75%, 10/15/2016	1,035,937
		TOTAL	6,861,687
		Paper – 1.9%
175,000		Boise Paper Holdings, LLC, Company Guarantee, 8.00%, 4/1/2020	188,125
825,000		Boise Paper Holdings, LLC, Company Guarantee, 9.00%, 11/1/2017	905,437
300,000		Cascades, Inc., Company Guarantee, Series WI, 7.875%, 1/15/2020	315,000
100,000	[1,2]	Clearwater Paper Corp., Sr. Note, Series 144A, 7.125%, 11/1/2018	103,750
175,000		Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	200,813
225,000		Graphic Packaging International Corp., Company Guarantee, 9.50%, 6/15/2017	246,656
200,000		Graphic Packaging International Corp., Sr. Note, 7.875%, 10/1/2018	210,500
770,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	789,250
200,000		NewPage Corp., Sr. Secd. Note, 11.375%, 12/31/2014	189,000
800,000		Rock-Tenn Co., Company Guarantee, 9.25%, 3/15/2016	876,000
575,000	[1,2]	Sappi Paper Holding AG, Sr. Secd. Note, 12.00%, 8/1/2014	666,230
		TOTAL	4,690,761
		Restaurants – 1.9%
350,000	[1,2]	Blue Acquisition Sub, Inc., Sr. Note, Series 144A, 9.875%, 10/15/2018	374,500
1,125,000	[1,2]	DineEquity Inc., Sr. Secd. Note, Series 144A, 9.50%, 10/30/2018	1,198,125
Annual Shareholder Report

Principal Amount or Shares			Value
$1,225,000	[1,2]	Dunkin' Finance Corp., Series 144A, 9.625%, 12/1/2018	1,243,375
1,125,000		NPC International, Inc., Company Guarantee, 9.50%, 5/1/2014	1,155,938
850,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, Series 144A, 2.801%, 3/15/2014	782,000
		TOTAL	4,753,938
		Retailers – 5.8%
500,000		Dollar General Corp., Company Guarantee, 11.875%, 7/15/2017	582,500
750,000		Express, LLC, Company Guarantee, 8.75%, 3/1/2018	800,625
1,425,000		General Nutrition Center, Company Guarantee, 5.75%, 3/15/2014	1,417,875
750,000	[1,2]	Gymboree Corp., Sr. Note, 9.125%, 12/1/2018	785,625
250,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	238,750
725,000		Limited Brands, Inc., Company Guarantee, 8.50%, 6/15/2019	831,937
225,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.65%, 7/15/2024	223,875
125,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.90%, 1/15/2032	125,313
250,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.90%, 4/1/2029	246,875
200,000		Macy's Retail Holdings, Inc., Company Guarantee, 7.00%, 2/15/2028	199,500
600,000		Nebraska Book Co., Inc., Sr. Secd. Note, 10.00%, 12/1/2011	600,000
550,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	484,000
925,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, 9.25%, 12/1/2018	979,344
550,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.125%, 4/15/2017	578,875
400,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.50%, 10/1/2019	423,000
1,425,000		Sally Beauty Holdings, Inc., 10.50%, 11/15/2016	1,578,187
1,750,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	1,833,125
1,125,000		Toys 'R' Us, Inc., Company Guarantee, Series WI, 10.75%, 7/15/2017	1,288,125
1,275,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	1,306,875
		TOTAL	14,524,406
		Services – 2.8%
475,000	[1,2]	Bankrate, Inc., Company Guarantee, Series 144A, 11.75%, 7/15/2015	529,625
850,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 3/15/2017	915,875
12,000		KAR Holdings, Inc., Company Guarantee, 10.00%, 5/1/2015	12,780
1,250,000		KAR Holdings, Inc., Company Guarantee, 8.75%, 5/1/2014	1,306,250
575,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, 9.50%, 12/15/2019	607,344
1,100,000	[1,2]	SITEL Corp., Sr. Unsecd. Note, Series 144A, 11.50%, 4/1/2018	913,000
325,000	[1,2]	Trans Union LLC, Company Guarantee, 11.375%, 6/15/2018	372,125
1,400,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	1,526,000
725,000	[1,2]	West Corp., Sr. Note, Series 144A, 7.875%, 1/15/2019	739,500
		TOTAL	6,922,499
		Technology – 8.3%
1,375,000		Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016	1,388,750
350,000	[1,2]	Advanced Micro Devices, Inc., Sr. Note, Series 144A, 7.75%, 8/1/2020	364,875
525,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 12/15/2017	559,125
625,000	[1,2]	Allen Systems Group, Inc., Sr. Secd. 2nd Priority Note, Series 144A, 10.50%, 11/15/2016	632,813
850,000	[1,2]	Aspect Software, Inc., Sr. Note, Series 144A, 10.625%, 5/15/2017	876,562
550,000		Ceridian Corp., Sr. Unsecd. Note, 11.25%, 11/15/2015	547,250
1,300,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, 12.50%, 10/1/2015	1,404,000
125,000	[1,2]	Fidelity National Information Services, Inc., Company Guarantee, Series 144A, 7.625%, 7/15/2017	132,188
100,000	[1,2]	Fidelity National Information Services, Inc., Company Guarantee, Series 144A, 7.875%, 7/15/2020	106,250
700,000	[1,2]	Freescale Semiconductor, Inc., Series 144A, 10.75%, 8/1/2020	766,500
1,075,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 9.25%, 4/15/2018	1,187,875
1,125,000		GXS WORLDWIDE INC., Sr. Secd. Note, 9.75%, 6/15/2015	1,116,562
Annual Shareholder Report

Principal Amount or Shares			Value
$700,000	[1,2]	Interactive Data Corp., Sr. Note, Series 144A, 10.25%, 8/1/2018	770,000
650,000	[1,2]	Kemet Corp., Sr. Note, Series 144A, 10.50%, 5/1/2018	702,000
825,000		MagnaChip Semiconductor S.A., Sr. Note, Series WI, 10.50%, 4/15/2018	874,500
1,200,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	1,233,000
780,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	809,250
200,000	[1,2]	Seagate Technology HDD Holdings, Company Guarantee, Series 144A, 7.75%, 12/15/2018	203,500
975,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	984,750
425,000	[1,2]	Spansion, Inc., Company Guarantee, Series 144A, 7.875%, 11/15/2017	422,875
1,000,000		Stream Global Services, Inc., Sr. Secd. Note, 11.25%, 10/1/2014	1,012,500
425,000		SunGard Data Systems, Inc., Company Guarantee, 10.625%, 5/15/2015	470,688
275,000	[1,2]	SunGard Data Systems, Inc., Sr. Note, Series 144A, 7.375%, 11/15/2018	277,750
250,000	[1,2]	SunGard Data Systems, Inc., Sr. Note, Series 144A, 7.625%, 11/15/2020	254,375
1,425,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	1,501,594
100,000	[1,2]	Syniverse Holdings, Inc., Sr. Note, Series 144A, 9.125%, 1/15/2019	103,750
1,000,000		Terremark Worldwide, Inc., Sr. Secd. Note, Series WI, 12.00%, 6/15/2017	1,150,000
350,000		Unisys Corp., Sr. Unsecd. Note, 12.50%, 1/15/2016	390,250
575,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 12.00%, 1/15/2015	645,437
		TOTAL	20,888,969
		Transportation – 1.4%
575,000		Avis Budget Group, Inc., Company Guarantee, 9.625%, 3/15/2018	622,437
825,000	[1,2]	Avis Budget Group, Inc., Company Guarantee, Series 144A, 8.25%, 1/15/2019	837,375
75,000	[1,2]	CEVA Group PLC, Sr. Secd. Note, Series 144A, 11.625%, 10/1/2016	82,688
175,000	[1,2]	Hertz Corp., Company Guarantee, Series 144A, 7.375%, 1/15/2021	177,625
750,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	770,625
500,000	[1,2]	Hertz Corp., Sr. Unsecd. Note, Series 144A, 7.50%, 10/15/2018	521,250
400,000		Kansas City Southern Railway Company, 8.00%, 6/1/2015	432,000
		TOTAL	3,444,000
		Utility - Electric – 2.3%
725,000	[1,2]	Calpine Corp., Sr. Secd. Note, Series 144A, 7.50%, 2/15/2021	717,750
725,000		Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019	487,563
850,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	735,250
260,573	[1,2]	FPL Energy National Wind, Note, 6.125%, 3/25/2019	247,726
675,000	[1,2]	NRG Energy, Inc., Company Guarantee, Series 144A, 8.25%, 9/1/2020	695,250
1,000,000		NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016	1,027,500
1,100,000		Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017	1,140,635
1,000,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, Series WI, 10.25%, 11/1/2015	570,000
		TOTAL	5,621,674
		Utility - Natural Gas – 3.8%
1,250,000		AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016	1,300,000
1,175,000		Crosstex Energy, Inc., Company Guarantee, 8.875%, 2/15/2018	1,264,594
750,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	776,250
250,000	[1,2]	Ferrellgas, L.P., Sr. Note, Series 144A, 6.50%, 5/1/2021	245,000
625,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	621,875
1,550,000		Inergy LP, Sr. Note, 6.875%, 12/15/2014	1,581,000
350,000		MarkWest Energy Partners LP, Company Guarantee, 6.75%, 11/1/2020	351,750
600,000		MarkWest Energy Partners LP, Sr. Note, Series B, 8.75%, 4/15/2018	652,500
975,000	[1,2]	Niska Gas Storage US, LLC, Sr. Unsecd. Note, Series 144A, 8.875%, 3/15/2018	1,048,125
375,000		Regency Energy Partners LP, Company Guarantee, 9.375%, 6/1/2016	413,437
300,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	305,250
Annual Shareholder Report

Principal Amount or Shares			Value
$750,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	761,250
250,000		Suburban Propane Partners LP, Sr. Note, 7.375%, 3/15/2020	268,125
		TOTAL	9,589,156
		Wireless Communications – 3.4%
575,000	[1]	Digicel Ltd., Sr. Note, 12.00%, 4/1/2014	671,312
375,000	[1]	Digicel Ltd., Sr. Note, 8.875%, 1/15/2015	380,625
950,000	[1]	Digicel Ltd., Sr. Note, 9.125%, 1/15/2015	966,625
425,000	[1]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	437,750
975,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	931,125
250,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	260,625
1,575,000		Nextel Communications, Inc., Sr. Note, Series D, 7.375%, 8/1/2015	1,584,844
1,950,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	1,935,375
1,300,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	1,262,625
		TOTAL	8,430,906
		Wireline Communications – 0.1%
125,000		TW Telecom, Inc., Company Guarantee, Series WI, 8.00%, 3/1/2018	133,438
		TOTAL CORPORATE BONDS (IDENTIFIED COST $231,688,025)	243,138,977
		COMMON STOCKS – 0.0%
		Metals & Mining – 0.0%
23,013	[1,3,5]	Royal Oak Mines, Inc.	544
		Other – 0.0%
71	[1,3,5]	CVC Claims Litigation LLC	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $593,172)	544
		PREFERRED STOCKS – 0.3%
		Financial Institutions – 0.3%
868	[1,2]	Ally Financial, Inc., Pfd., Series 144A, Annual Dividend, 7.00% (IDENTIFIED COST $273,345)	820,396
		Repurchase Agreement – 0.4%
870,000		Interest in $5,850,000,000 joint repurchase agreement 0.25%, dated 12/31/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,850,121,875 on 1/3/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $5,972,500,657. (AT COST)	870,000
		TOTAL INVESTMENTS — 98.2% (IDENTIFIED COST $233,424,542)[6]	244,829,917
		OTHER ASSETS AND LIABILITIES – NET — 1.8%[7]	4,609,798
		TOTAL NET ASSETS — 100%	$249,439,715
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2010, these restricted securities amounted to $79,065,861, which represented 31.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2010, these liquid restricted securities amounted to $76,609,005, which represented 30.7% of total net assets.
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	The cost of investments for federal tax purposes amounts to $235,335,012.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2010.

Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$243,138,977	$0	$243,138,977
Equity Securities:
Common Stock
Domestic	—	—	0	0
International	—	—	544	544
Preferred Stock
Domestic	—	820,396	—	820,396
Repurchase Agreement	—	870,000	—	870,000
TOTAL SECURITIES	$ —	$244,829,373	$544	$244,829,917

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Corporate Bonds Securities	Investments in Common Stock — Domestic Securities	Investments in Common Stock — International Securities
Balance as of January 1, 2010	$0	$52,006	$517
Change in unrealized appreciation/depreciation	—	1,415,643	27
Net purchases (sales)	—	(55,977)	—
Realized gain (loss)	—	(1,411,672)	—
Transfers in and/or out of level 3	—	—	—
Balance as of December 31, 2010	$0	$0	$544
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at December 31, 2010.	$ —	$ —	$27

The following acronym is used throughout this portfolio:

PIK	— Payment in Kind

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Assets and Liabilities

December 31, 2010

Assets:
Total investments in securities, at value (identified cost $233,424,542)		$244,829,917
Cash		700
Income receivable		4,615,072
Receivable for shares sold		106,858
TOTAL ASSETS		249,552,547
Liabilities:
Payable for shares redeemed	$79,279
Payable for transfer and dividend disbursing agent fees and expenses	5,068
Payable for portfolio accounting fees	8,983
Payable for distribution services fee (Note 5)	17,627
Accrued expenses	1,875
TOTAL LIABILITIES		112,832
Net assets for 35,535,399 shares outstanding		$249,439,715
Net Assets Consist of:
Paid-in capital		$252,614,873
Net unrealized appreciation of investments		11,405,375
Accumulated net realized loss on investments		(35,357,780)
Undistributed net investment income		20,777,247
TOTAL NET ASSETS		$249,439,715
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
Net asset value per share ($164,640,147 ÷ 23,419,005 shares outstanding), no par value, unlimited shares authorized		$7.03
Service Shares:
Net asset value per share ($84,799,568 ÷ 12,116,394 shares outstanding), no par value, unlimited shares authorized		$7.00

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Operations

Year Ended December 31, 2010

Investment Income:
Interest		$22,637,635
Dividends		62,073
TOTAL INCOME		22,699,708
Expenses:
Investment adviser fee (Note 5)	$1,480,829
Administrative personnel and services fee (Note 5)	192,916
Custodian fees	13,768
Transfer and dividend disbursing agent fees and expenses	31,623
Directors'/Trustees' fees	1,469
Auditing fees	26,299
Legal fees	7,003
Portfolio accounting fees	112,875
Distribution services fee-Service Shares (Note 5)	203,500
Printing and postage	63,730
Insurance premiums	4,620
Miscellaneous	3,827
TOTAL EXPENSES	2,142,459
Waiver of administrative personnel and services fee (Note 5)	(5,098)
Net expenses		2,137,361
Net investment income		20,562,347
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments		(8,148,805)
Net change in unrealized depreciation of investments		20,767,491
Net realized and unrealized gain on investments		12,618,686
Change in net assets resulting from operations		$33,181,033

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended December 31	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$20,562,347	$20,282,481
Net realized loss on investments	(8,148,805)	(12,481,070)
Net change in unrealized appreciation/depreciation of investments	20,767,491	80,639,303
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	33,181,033	88,440,714
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(13,679,804)	(15,070,076)
Service Shares	(6,749,782)	(6,422,903)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(20,429,586)	(21,492,979)
Share Transactions:
Proceeds from sale of shares	82,456,481	85,453,515
Net asset value of shares issued to shareholders in payment of distributions declared	19,640,199	20,423,110
Cost of shares redeemed	(115,366,719)	(95,430,728)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(13,270,039)	10,445,897
Change in net assets	(518,592)	77,393,632
Net Assets:
Beginning of period	249,958,307	172,564,675
End of period (including undistributed net investment income of $20,777,247 and $20,401,557, respectively)	$249,439,715	$249,958,307

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Notes to Financial Statements

December 31, 2010

1. ORGANIZATION

Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated High Income Bond Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to seek high current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Annual Shareholder Report

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at December 31, 2010, is as follows:

Security	Acquisition Date	Cost	Market Value
CVC Claims Litigation LLC	3/26/1997 - 6/18/1997	$590,616	$0
Digicel Ltd., Sr. Note, 12.00%, 4/1/2014	3/6/2009 - 1/5/2010	$559,448	$671,312
Digicel Ltd., Sr. Note, 8.875%, 1/15/2015	2/6/2009 - 5/1/2009	$273,000	$380,625
Digicel Ltd., Sr. Note, 9.125%, 1/15/2015	2/22/2007 - 5/2/2008	$922,621	$966,625
Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	11/23/2009 - 12/2/2009	$418,688	$437,750
Hard Rock Park Operations LLC, Sr. Secd. Note, 1.00%, 4/1/2012	3/23/2006	$737,477	$0
Royal Oak Mines, Inc.	2/24/1999	$2,557	$544
Annual Shareholder Report

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended December 31	2010		2009
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	6,413,989	$42,633,192	8,043,612	$43,920,111
Shares issued to shareholders in payment of distributions declared	2,039,623	12,890,417	3,083,746	14,000,206
Shares redeemed	(10,221,630)	(67,643,284)	(9,256,261)	(52,345,869)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(1,768,018)	$(12,119,675)	1,871,097	$5,574,448
Year Ended December 31	2010		2009
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	6,007,107	$39,823,289	7,570,287	$41,533,404
Shares issued to shareholders in payment of distributions declared	1,071,394	6,749,782	1,417,860	6,422,904
Shares redeemed	(7,274,545)	(47,723,435)	(7,710,408)	(43,084,859)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(196,044)	$(1,150,364)	1,277,739	$4,871,449
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,964,062)	$(13,270,039)	3,148,836	$10,445,897

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for defaulted bonds, expiring capital loss carryforwards and discount accretion/premium amortization on debt securities.

For the year ended December 31, 2010, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(32,295,372)	$242,929	$32,052,443

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2010 and 2009, was as follows:

	2010	2009
Ordinary income	$20,429,586	$21,492,979

As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$20,804,529
Net unrealized appreciation	$9,494,905
Capital loss carryforwards	$(33,474,592)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales, partnership adjustments, defaulted bonds and discount accretion/premium amortization on debt securities.

At December 31, 2010, the cost of investments for federal tax purposes was $235,335,012. The net unrealized appreciation of investments for federal tax purposes was $9,494,905. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,953,075 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,458,170.

Annual Shareholder Report

At December 31, 2010, the Fund had a capital loss carryforward of $33,474,592 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2011	$5,944,935
2013	$50,909
2014	$948,345
2016	$4,402,143
2017	$13,179,638
2018	$8,948,622

Capital loss carryforwards of $32,328,794 expired during the year ended December 31, 2010.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short term as under previous law.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $5,098 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended December 31, 2010, FSC did not retain any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC and FAS) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Primary Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.85% and 1.10% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) April 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Annual Shareholder Report

Interfund Transactions

During the year ended December 31, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $0 and $201,625, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations and (in-kind contributions), for the year ended December 31, 2010, were as follows:

Purchases	$108,834,687
Sales	$125,002,609

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2010, there were no outstanding loans. During the year ended December 31, 2010, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2010, there were no outstanding loans. During the year ended December 31, 2010, the program was not utilized.

9. Legal Proceedings

Since February 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

Annual Shareholder Report

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED insurance series AND SHAREHOLDERS OF FEDERATED high income bond fund ii:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated High Income Bond Fund II (the “Fund”), a portfolio of Federated Insurance Series, as of December 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated High Income Bond Fund II as of December 31, 2010, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 14, 2011

Annual Shareholder Report

Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2010, the Trust comprised seven portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Began serving: October 1993	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: November 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: October 1993	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: November 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
Annual Shareholder Report

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: September 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: September 1993	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
John B. Fisher Birth Date: May 16, 1956 PRESIDENT Began serving: November 2004	Principal Occupations: President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Family; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc.; President, Technology, Federated Services Company.
Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2010

Federated High Income Bond Fund II (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Annual Shareholder Report

Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the report, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

Annual Shareholder Report

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated High Income Bond Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916306
Cusip 313916843

G00844-01 (2/11)

Federated is a registered mark of Federated Investors, Inc.
2011  ©Federated Investors, Inc.

Federated Kaufmann Fund II

A Portfolio of Federated Insurance Series

ANNUAL SHAREHOLDER REPORT

December 31, 2010

Primary Shares
Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Primary Shares

(For a Share Outstanding Throughout Each Period)

Year Ended December 31	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$12.69	$9.80	$18.82	$16.46	$14.52
Income From Investment Operations:
Net investment income (loss)	0.09[1]	(0.00)[1,2]	(0.02)[1]	(0.03)[1]	(0.06)[1]
Net realized and unrealized gain (loss) on investments, short sales, futures contracts, written options and foreign currency transactions	2.19	2.89	(7.27)	3.34	2.21
TOTAL FROM INVESTMENT OPERATIONS	2.28	2.89	(7.29)	3.31	2.15
Less Distributions:
Distributions from net investment income	(0.01)	—	(0.05)	—	—
Distributions from net realized gain on investments, written options and foreign currency transactions	—	—	(1.68)	(0.95)	(0.21)
TOTAL DISTRIBUTIONS	(0.01)	—	(1.73)	(0.95)	(0.21)
Net Asset Value, End of Period	$14.96	$12.69	$9.80	$18.82	$16.46
Total Return[3]	17.99%	29.49%	(41.79)%	21.04%	14.88%
Ratios to Average Net Assets:
Net expenses	1.53%[4]	1.53%[4]	1.53%[4]	1.53%[4]	1.50%
Net investment income (loss)	0.67%	(0.00)%[5]	(0.14)%	(0.15)%	(0.40)%
Expense waiver/reimbursement[6]	0.24%	0.31%	0.39%	0.32%	0.48%
Supplemental Data:
Net assets, end of period (000 omitted)	$62,352	$65,698	$37,588	$61,696	$34,937
Portfolio turnover	58%	100%	71%	67%	58%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.53%, 1.53%, 1.53% and 1.53% for the years ended December 31, 2010, 2009, 2008 and 2007, respectively, after taking into account these expense reductions.
5	Represents less than 0.01%.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
1

Financial Highlights – Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended December 31	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$12.51	$9.69	$18.61	$16.34	$14.45
Income From Investment Operations:
Net investment income (loss)	0.06[1]	(0.03) [1]	(0.05)[1]	(0.07)[1]	(0.10)[1]
Net realized and unrealized gain (loss) on investments, short sales, futures contracts, written options and foreign currency transactions	2.16	2.85	(7.19)	3.29	2.20
TOTAL FROM INVESTMENT OPERATIONS	2.22	2.82	(7.24)	3.22	2.10
Less Distributions:
Distributions from net realized gain on investments, written options and foreign currency transactions	—	—	(1.68)	(0.95)	(0.21)
Net Asset Value, End of Period	$14.73	$12.51	$9.69	$18.61	$16.34
Total Return[2]	17.75%	29.10%	(41.91)%	20.63%	14.60%
Ratios to Average Net Assets:
Net expenses	1.78%[3]	1.78%[3]	1.78%[3]	1.78%[3]	1.75%
Net investment income (loss)	0.47%	(0.27)%	(0.37)%	(0.40)%	(0.64)%
Expense waiver/reimbursement[4]	0.24%	0.31%	0.39%	0.32%	0.48%
Supplemental Data:
Net assets, end of period (000 omitted)	$120,887	$94,374	$62,180	$77,516	$66,714
Portfolio turnover	58%	100%	71%	67%	58%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.78%, 1.78%, 1.78% and 1.78% for the years ended December 31, 2010, 2009, 2008 and 2007, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
2

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2010 to December 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 7/1/2010	Ending Account Value 12/31/2010	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,251.90	$8.68
Service Shares	$1,000	$1,249.40	$10.09
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,017.49	$7.78
Service Shares	$1,000	$1,016.23	$9.05
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:
Primary Shares	1.53%
Service Shares	1.78%

Annual Shareholder Report

3

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance of a variable investment option changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, contact your insurance company. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts.

Management's Discussion of Fund Performance (unaudited)

The Fund's Primary and Service Shares produced total returns of 17.99% and 17.75% respectively, based on net asset value, for the reporting period ended December 31, 2010. The Fund's benchmark, the Russell Mid-Cap Growth Index1 had a total return of 26.38% and the Lipper Variable Underlying Mid-Cap Growth Funds Average2 had a total return of 26.86% for the same period.

For purposes of the following, the discussion will focus on the Fund's Primary Shares.

MARKET OVERVIEW

The stock market as a whole posted strong positive returns during the first half of the reporting period. In May a selloff began. The Standard and Poor's 500 Index (S&P 500)3 bottomed in July and began a 22% plus rally. Small-cap stocks performed best during the period followed by mid-cap stocks and then large-cap stocks. In terms of style, growth stocks outperformed value stocks across large-, mid- and small-cap stock groupings.

The reporting period began with economies across the world growing strongly. In response to the ongoing economic concerns in the United States, the Federal Reserve kept its discount and federal funds target rates at low levels throughout the entire period. In May, Greece's economic problems created worldwide contagion worries and fear of a double dip recession. By August, this fear had dissipated and, with the exception of continued high unemployment and a difficult housing market, the end of the reporting period was marked by positive economic data on productivity, corporate profits and trade.

The strongest sectors in the Russell Mid-Cap Growth Index during the period were Consumer Discretionary (+37%), Industrials (+32%), Materials (+26%) and Information Technology (+24%). The weakest sectors were Energy (+15%), Telecomm Services (+17%), Health Care (+20%) and Financials (+21%).

FUND PERFORMANCE

The Fund underperformed its respective peers and benchmark. The Fund's performance was driven by bottom-up stock selection and sector weightings. Seven out the top ten contributing companies across multiple sectors each returned over 55% during the reporting period. Specifically, Cetip (+77%), Cia Hering (+197%), Ford Motor (+67%), Illumina (+106%), Expeditors (+58%), Cummins Engine (+142%) and Restoque Comercio e Confeccoes de Roupas (+188%) all contributed strongly to performance. In addition, Housing Development Finance (+43%), Amadeus IT Holdings (+41%) and Nxp Semiconductor (+4%) were also among our top ten contributing companies.

Eight of our ten laggard companies declined more than 24%. Specifically, Auxilium Pharmaceuticals (-29%), Micron Technology (-24%), Bank of America (-24%), Neutral Tandem (-54%), Dyax (-36%), United States Steel (-27%), Nvidia (-49%) and Monsanto (-31%) detracted from performance. Additional laggards included Mastercard (-12%) and Athenahealth (-9%). While it is interesting to know how specific stocks performed during the period, the success of these holdings won't be known until they are sold, typically over longer periods.

The higher-than-average level of cash held by the Fund during the year hurt performance. In addition the sector exposures that resulted from our bottom-up investment process may provide some additional insight into the relative performance of the Fund. The Fund's underweight in the Consumer Discretionary sector and overweight in the Health Care sector relative to the benchmark hurt performance, and an underweight in the Energy sector helped performance.

1	The Russell Midcap® Growth Index is an unmanaged index that measures the performance of those Russell Midcap® companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index. Investments cannot be made directly in an index.
2	Lipper figures represent the average of the total returns reported by all funds serving as underlying investment options for variable insurance contracts designated by Lipper, Inc. as falling into the respective categories indicated. They do not reflect sales charges. Investments cannot be made directly in an average.
3	The S&P 500 Index is an unmanaged, capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made directly in an index.
Annual Shareholder Report

4

GROWTH OF $10,000 INVESTED IN FEDERATED KAUFMANN FUND II - PRIMARY SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Kaufmann Fund II (Primary Shares) (the “Fund”) from April 30, 2002 (start of performance) to December 31, 2010, compared to the Russell Midcap Growth Index (RMGI)2 and the Lipper Variable Underlying Mid-Cap Growth Funds Average (LMCGA).3

Average Annual Total Returns for the Period Ended 12/31/2010
1 Year	17.99%
5 Years	4.34%
Start of Performance (4/30/2002)	7.00%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Variable investment options performance changes over time and current performance may be lower or higher than what is stated. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The RMGI and LMCGA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The RMGI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The LMCGA represents the average of the total returns reported by all of the funds serving as underlying investment options for variable insurance contracts designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect sales charges. However, these total returns are reported net of expenses or other fees the SEC requires to be reflected in a Fund's performance.

Annual Shareholder Report
5

GROWTH OF $10,000 INVESTED IN FEDERATED KAUFMANN FUND II - SERVICE SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Kaufmann Fund II (Service Shares) (the “Fund”) from May 1, 2003 (start of performance) to December 31, 2010, compared to the Russell Midcap Growth Index (RMGI)2 and Lipper Variable Underlying Mid-Cap Growth Funds Average (LMCGA).3

Average Annual Total Returns for the Period Ended 12/31/2010
1 Year	17.75%
5 Years	4.07%
Start of Performance (5/1/2003)	10.07%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Variable investment options performance changes over time and current performance may be lower or higher than what is stated. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The RMGI and LMCGA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
2	The RMGI is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The LMCGA represents the average of the total returns reported by all of the funds serving as underlying investment options for variable insurance contracts designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect sales charges. However, these total returns are reported net of expenses or other fees the SEC requires to be reflected in a Fund's performance.
Annual Shareholder Report
6

Portfolio of Investments Summary Table (unaudited)

At December 31, 2010, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Industrials	20.4%
Financials	19.1%
Health Care	19.3%
Information Technology	15.9%
Consumer Discretionary	12.8%
Materials	7.6%
Consumer Staples	4.1%
Energy	2.0%
Telecommunication Services	1.4%
Utilities	0.9%
Securities Lending Collateral[2]	2.7%
Cash Equivalents[3]	0.8%
Other Assets and Liabilities — Net[4]	(7.0)%
TOTAL	100.0%

1	Except for Securities Lending Collateral, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Annual Shareholder Report

7

Portfolio of Investments

December 31, 2010

Shares or Principal Amount			Value
		COMMON STOCKS – 102.8%
		Consumer Discretionary – 12.8%
64,921		Bharat Forge Ltd.	548,126
191,334		Cia Hering	3,107,559
4,980	[1]	E-Commerce China Dangdang, Inc., ADR	134,809
255,506	[1]	Ford Motor Co.	4,289,946
130,100	[1]	General Motors Co.	4,795,486
584,070	[1]	Genting Singapore PLC	996,360
289,631		Golden Eagle Retail Group Ltd.	711,202
661,247	[1]	L'Occitane International SA	1,828,678
15,100	[1]	Las Vegas Sands Corp.	693,845
29,200	[1]	Mecox Lane Ltd., ADR	216,372
51,321		National CineMedia, Inc.	1,021,801
174,999		New World Department Store China	144,068
1,200	[1]	Pandora A/S	72,308
329,650		Parkson Retail Group Ltd.	506,817
23,602	[1]	Penn National Gaming, Inc.	829,610
345		Rakuten, Inc.	288,926
140,262		Restoque Comercio e Confeccoes de Roupas SA	1,445,083
310,234	[1]	Sands China Ltd.	684,915
8,752	[1]	Vera Bradley, Inc.	288,816
3,820		Wynn Resorts Ltd.	396,669
41,778	[1]	Yoox SpA	537,349
		TOTAL	23,538,745
		Consumer Staples – 4.1%
54,699		Drogasil SA	444,824
143,175	[1]	Grupo Comercial Chedraui SA, de C.V.	435,090
341,942	[1]	Hypermarcas SA	4,642,123
31,336		Philip Morris International, Inc.	1,834,096
10,107	[1]	United Breweries Co., Inc.	113,543
		TOTAL	7,469,676
		Energy – 1.6%
15,382		Canadian Natural Resources Ltd.	683,269
9,875	[1]	Concho Resources, Inc.	865,741
14,000	[1]	Dresser-Rand Group, Inc.	596,260
20,099		Suncor Energy, Inc.	769,591
		TOTAL	2,914,861
		Financials – 19.1%
27,550		American Express Co.	1,182,446
173,108	[1]	BR Malls Participacoes	1,783,843
25,400		Bank of New York Mellon Corp.	767,080
7,800		BlackRock, Inc.	1,486,524
251,032		Brasil Brokers Participacoes	1,444,594
24,700	[1]	CB Richard Ellis Services, Inc.	505,856
580,600	[1]	CETIP SA	8,255,708
509,800		Chimera Investment Corp.	2,095,278
97,871	[1]	Citigroup, Inc.	462,930
14,500		DLF Ltd.	94,491
Annual Shareholder Report
8

Shares or Principal Amount			Value
10,644	[2]	Greenhill & Co., Inc.	869,402
233,480		Housing Development Finance Corp. Ltd.	3,809,319
16,275	[1]	IFM Investments Ltd., ADR	81,375
168,512		Infrastructure Development Finance Co. Ltd.	691,766
41,804		Invesco Ltd.	1,005,804
44,500		J.P. Morgan Chase & Co.	1,887,690
57,582		LPS Brasil Cons De Imoveis	1,352,775
58,600		Morgan Stanley	1,594,506
49,378		Multiplan Empreendimentos Imobiliarios SA	1,097,854
627,256		PT Bank Central Asia	445,221
42,903		Power Finance Corp.	298,026
42,555		Rural Electrification Corp. Ltd.	284,447
17,800		State Street Corp.	824,852
62,700		Wells Fargo & Co.	1,943,073
24,070		Willis Group Holdings PLC	833,544
		TOTAL	35,098,404
		Health Care – 19.0%
215,509	[1]	Alkermes, Inc.	2,646,452
12,600		Allergan, Inc.	865,242
38,700	[1]	Allscripts Healthcare Solutions, Inc.	745,749
25,300	[1]	Amarin Corporation PLC., ADR	207,713
51,900	[1]	Amil Participacoes SA	556,665
43,873	[1]	Anadys Pharmaceuticals, Inc.	62,300
6,704	[1]	Athenahealth, Inc.	274,730
8,400		Aurobindo Pharma Ltd.	245,862
22,235	[1]	Auxilium Pharmaceutical, Inc.	469,158
69,220	[1]	Biocon Ltd.	652,682
5,076	[1]	Chindex International, Inc.	83,703
37,657	[1]	Conceptus, Inc.	519,667
49,676	[1]	Corcept Therapeutics, Inc.	191,749
17,387	[1]	Corcept Therapeutics, Inc.	67,114
178,900	[1]	Cubist Pharmaceuticals, Inc.	3,828,460
123,638	[1]	Dexcom, Inc.	1,687,659
59,736		Dishman Pharmaceuticals & Chemicals Ltd.	207,825
12,890	[1]	Durect Corp.	44,471
353,100	[1]	Dyax Corp.	755,634
172,600	[1]	Endologix, Inc.	1,234,090
56,668	[1]	ExamWorks Group Inc.	1,047,225
46,400	[1]	Express Scripts, Inc., Class A	2,507,920
18,418		Hikma Pharmaceuticals PLC	233,204
50,600	[1]	Hologic, Inc.	952,292
11,494	[1]	Human Genome Sciences, Inc.	274,592
38,300	[1]	Illumina, Inc.	2,425,922
61,630	[1]	Insulet Corp.	955,265
7,800	[1]	LifeWatch AG	66,675
17,899	[1]	Masimo Corp.	520,324
50,800	[1]	Nektar Therapeutics	652,780
127,431	[1]	Progenics Pharmaceuticals, Inc.	695,773
75,113	[1,2]	Protalix Biotherapeutics, Inc.	749,628
Annual Shareholder Report
9

Shares or Principal Amount			Value
12,600	[1]	Regeneron Pharmaceuticals, Inc.	413,658
64,358	[1]	Repligen Corp.	301,839
82,747	[1,2]	Seattle Genetics, Inc.	1,237,068
4,800	[1]	Sinopharm Medicine Holding Co., Ltd.	16,721
69,368	[1,2]	Somaxon Pharmaceuticals, Inc.	218,509
7,700		Teva Pharmaceutical Industries Ltd., ADR	401,401
66,710	[1]	Threshold Pharmaceuticals, Inc.	90,058
172,090	[1]	Vical, Inc.	347,622
190,700	[1]	Warner Chilcott PLC	4,302,192
19,485	[1]	Watson Pharmaceuticals, Inc.	1,006,400
		TOTAL	34,763,993
		Industrials – 20.4%
11,864		3M Co.	1,023,863
137,000	[1,3,4]	Amtek Engineering Ltd.	115,292
4,949	[1]	Atlas Air Worldwide Holdings, Inc.	276,303
30,174		Bharat Heavy Electricals Ltd.	1,574,478
24,800		CLARCOR, Inc.	1,063,672
17,800		CSX Corp.	1,150,058
9,092		Caterpillar, Inc.	851,557
40,500	[1]	China Ming Yang Wind Power Group Ltd., ADR	465,750
11,861	[1]	CoStar Group, Inc.	682,719
46,588		Crompton Greaves Ltd.	323,087
22,263		Cummins, Inc.	2,449,153
38,164		Danaher Corp.	1,800,196
9,000		Dover Corp.	526,050
4,800	[1]	Edenred	113,699
59,496		Expeditors International Washington, Inc.	3,248,481
35,800		FedEx Corp.	3,329,758
4,492	[1]	GeoEye, Inc.	190,416
20,152		IESI-BFC Ltd.	489,694
8,137	[1]	IHS, Inc., Class A	654,134
261,000	[1,2]	Jet Blue Airways Corp.	1,725,210
8,101		Joy Global, Inc.	702,762
14,900	[1]	Kansas City Southern Industries, Inc.	713,114
23,300		Localiza Rent A Car SA	377,654
10,268		MSC Industrial Direct Co.	664,237
123,917		Max India Ltd.	408,822
4,930	[1]	Multiplus SA	100,229
45,744	[1]	Owens Corning, Inc.	1,424,926
14,800		Precision Castparts Corp.	2,060,308
61,300	[1]	Ryanair Holdings PLC, ADR	1,885,588
21,555	[1]	Swift Transportation Co.	269,653
29,200		Textron Inc.	690,288
16,600		Union Pacific Corp.	1,538,156
21,840	[1]	United Continental Holdings Inc.	520,229
16,100		United Technologies Corp.	1,267,392
72,600	[1]	Verisk Analytics, Inc.	2,474,208
6,000		Wabtec Corp.	317,340
		TOTAL	37,468,476
Annual Shareholder Report
10

Shares or Principal Amount			Value
		Information Technology – 15.9%
25,500	[1]	Akamai Technologies, Inc.	1,199,775
142,022	[1]	Amadeus IT Holding SA	2,995,881
13,200	[1]	Asiainfo Holdings, Inc.	218,724
36,751	[1]	Avago Technologies Ltd.	1,046,301
7,500	[1]	BMC Software, Inc.	353,550
19,400	[1]	Blackboard, Inc.	801,220
13,764	[1]	Booz Allen Hamilton Holding Corp.	267,434
60,200	[1]	Camelot Information Systems, Inc., ADR	1,439,984
18,800	[1]	Check Point Software Technologies Ltd.	869,688
7,500	[1]	Citrix Systems, Inc.	513,075
70,462	[1]	Comverse Technology, Inc.	511,554
2,323	[1]	Google, Inc.	1,379,792
17,400	[1]	hiSoft Technology International Ltd., ADR	525,480
215,595	[1]	Inotera Memories, Inc.	103,097
44,700	[1]	Intralinks Holdings, Inc.	836,337
6,600	[1]	Longtop Financial Technologies Ltd., ADR	238,788
2,500		Mastercard, Inc.	560,275
42,300	[2]	Microchip Technology, Inc.	1,447,083
25,400	[1]	Micron Technology, Inc.	203,708
97,900	[1]	Microsemi Corp.	2,241,910
51,500	[1]	NCR Corp.	791,555
53,567	[1]	NIC, Inc.	520,136
115,800	[1]	NXP Semiconductors NV	2,423,694
7,986	[1]	NetApp, Inc.	438,911
162,600	[1]	ON Semiconductor Corp.	1,606,488
21,359	[1]	RADWARE Ltd.	801,176
21,753	[1]	RDA Microelectronics, Inc., ADR	317,159
50,056		Redecard SA	634,862
11,032	[1,2]	Rubicon Technology, Inc.	232,555
12,977	[1]	Smart Modular Technologies (WWH), Inc.	74,748
78,500	[1]	TNS, Inc.	1,632,800
132,243	[1]	Telecity Group PLC	970,677
6,716	[1]	Trina Solar Ltd., ADR	157,289
6,100	[1]	VanceInfo Technologies, Inc., ADR	210,694
11,204	[1]	VistaPrint Ltd.	515,384
		TOTAL	29,081,784
		Materials – 7.6%
8,100		BASF SE	646,183
13,000		Barrick Gold Corp.	691,340
14,995		Eastman Chemical Co.	1,260,780
13,687		Ecolab, Inc.	690,098
89,534	[1]	Greatview Aseptic Packaging Company Ltd.	60,820
830,350		Huabao International Holdings Ltd.	1,366,520
3,420,627		Lee & Man Paper Manufacturing Ltd.	2,587,051
1,038,251	[1]	Mongolian Mining Corp.	1,211,021
12,800		Newmont Mining Corp.	786,304
1,019,500		Nine Dragons Paper Holdings Ltd.	1,444,871
50,100	[1,2]	STR Holdings, Inc.	1,002,000
27,300		Sociedad Quimica Y Minera de Chile, ADR	1,594,866
Annual Shareholder Report
11

Shares or Principal Amount			Value
607,500	[1]	Yingde Gases Group Co.	534,408
		TOTAL	13,876,262
		Telecommunication Services – 1.4%
46,700	[1]	Cbeyond Communications, Inc.	713,576
27,300		NTELOS Holdings Corp.	520,065
74,036	[1]	TW Telecom, Inc.	1,262,314
		TOTAL	2,495,955
		Utilities – 0.9%
2,772	[1,5]	BF Investment Ltd.	6,550
2,772	[1]	BF Utilities Ltd.	56,899
54,600	[1,3,4]	EDP Renovaveis SA	316,757
20,650		ITC Holdings Corp.	1,279,887
		TOTAL	1,660,093
		TOTAL COMMON STOCKS (IDENTIFIED COST $131,482,639)	188,368,249
		WARRANTS – 0.1%
		Health Care – 0.1%
5,034	[1]	Alexza Pharmaceuticals, Inc., Warrants	5,082
1,900	[1]	Clinical Data, Inc., Warrants	69
17,387	[1]	Corcept Therapeutics, Inc., Warrants	45,305
7,909	[1]	Cyclacel Pharmaceuticals, Inc., Warrants	1,336
71,998	[1]	Dynavax Technologies Corp., Warrants	169,361
4,658	[1]	Favrille, Inc., Warrants	0
12,443	[1]	Favrille, Inc., Warrants	0
288	[1]	IntelliPharmaCeutics International, Inc., Warrants	2
2,350	[1]	Pharmacopeia, Inc., Warrants	1
32,007	[1]	Threshold Pharmaceuticals, Inc., Warrants	20,872
		TOTAL WARRANTS (IDENTIFIED COST $17,972)	242,028
		Corporate Bonds – 0.2%
		Health Care – 0.2%
330,000		Insulet Corp., Conv. Bond, 5.375%, 6/15/2013	352,249
		Information Technology – 0.0%
265,000	[3,4]	BearingPoint, Inc., Conv. Bond, 5.00%, 4/15/2025	21,200
		TOTAL CORPORATE BONDS (IDENTIFIED COST $665,140)	373,449
		Preferred stock – 0.4%
		Energy – 0.4%
89,139	[1,3,4]	Credit Lyonnaise, PERCS, Series 144A (IDENTIFIED COST $565,221)	628,350
		Repurchase Agreements – 3.5%
$1,540,000		Interest in $5,850,000,000 joint repurchase agreement 0.25%, dated 12/31/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,850,121,875 on 1/3/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $5,972,500,657.	1,540,000
Annual Shareholder Report
12

Shares or Principal Amount		Value
$4,828,000	Interest in $5,850,000,000 joint repurchase agreement 0.25%, dated 12/31/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,850,121,875 on 1/3/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $5,972,500,657 (purchased with proceeds from securities lending collateral).	4,828,000
	TOTAL REPURCHASE AGREEMENTS (AT COST)	6,368,000
	TOTAL INVESTMENTS — 107.0% (IDENTIFIED COST $139,098,972)[6]	195,980,076
	OTHER ASSETS AND LIABILITIES - NET — (7.0)%[7]	(12,741,405)
	TOTAL NET ASSETS — 100%	$183,238,671

At December 31, 2010, the Fund had the following outstanding foreign exchange contract:

Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Appreciation
Contract Purchased:
1/4/2011	65,130 Hong Kong Dollar	$8,378	$ 1

Unrealized Appreciation on the Foreign Exchange Contract is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2010, these restricted securities amounted to $1,081,599, which represented 0.6% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2010, these liquid restricted securities amounted to $1,081,599, which represented 0.6% of total net assets.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	The cost of investments for federal tax purposes amounts to $140,686,571.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

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13

The following is a summary of the inputs used, as of December 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$111,991,045	$ —	$ —	$111,991,045
International	22,994,892	53,375,762[1]	6,550	76,377,204
Preferred Stock
International	—	628,350	—	628,350
Debt Securities:
Corporate Bonds	—	373,449	—	373,449
Warrants	—	242,028	—	242,028
Repurchase Agreements	—	6,368,000	—	6,368,000
TOTAL SECURITIES	$134,985,937	$60,987,589	$6,550	$195,980,076
OTHER FINANCIAL INSTRUMENTS*	$1	$ —	$ —	$1
1	Includes $4,699,628 of securities transferred from Level 1 to Level 2 because securities ceased trading during the period and fair values were obtained using valuation techniques utilizing observable market data.
*	Other financial instruments include a foreign exchange contract.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Domestic Equity Securities	Investments in International Equity Securities	Investments in Warrants
Balance as of January 1, 2010	$122,203	$ —	$30,906
Change in unrealized appreciation/depreciation	—	6,550	(28,731)
Net purchases (sales)	—	—	(2,175)
Transfers in and/or out of level 3	(122,203)[2]	—	—
Balance as of December 31, 2010	$ —	$6,550	$ —
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at December 31, 2010.	$ —	$6,550	$ —
2	Transferred from Level 3 to Level 1 because observable market data was obtained for securities.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2010.

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
PERCS	— Preferred Equity Redemption Cumulative Stock

See Notes which are an integral part of the Financial Statements

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14

Statement of Assets and Liabilities

December 31, 2010

Assets:
Total investments in securities, at value including $4,537,999 of securities loaned (identified cost $139,098,972)		$195,980,076
Cash		35,890
Cash denominated in foreign currencies (identified cost $66,103)		66,433
Income receivable		148,758
Receivable for investments sold		345,482
Receivable for shares sold		28,279
Other assets		829
TOTAL ASSETS		196,605,747
Liabilities:
Payable for investments purchased	$360,526
Payable for shares redeemed	8,031,112
Payable for collateral due to broker for securities lending	4,828,000
Payable for capital gains taxes withheld	82,333
Payable for distribution services fee (Note 5)	24,927
Accrued expenses	40,178
TOTAL LIABILITIES		13,367,076
Net assets for 12,372,083 shares outstanding		$183,238,671
Net Assets Consist of:
Paid-in capital		$146,986,992
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		56,884,113
Accumulated net realized loss on investments, short sales, futures contracts, written options and foreign currency transactions		(21,233,141)
Undistributed net investment income		600,707
TOTAL NET ASSETS		$183,238,671
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$62,352,117 ÷ 4,166,891 shares outstanding, no par value, unlimited shares authorized		$14.96
Service Shares:
$120,886,554 ÷ 8,205,192 shares outstanding, no par value, unlimited shares authorized		$14.73

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
15

Statement of Operations

Year Ended December 31, 2010

Investment Income:
Dividends (net of foreign taxes withheld of $58,472)			$3,886,497
Interest (including income on securities loaned of $31,922)			79,000
TOTAL INCOME			3,965,497
Expenses:
Investment adviser fee (Note 5)		$2,534,672
Administrative personnel and services fee (Note 5)		190,000
Custodian fees		208,450
Transfer and dividend disbursing agent fees and expenses		30,729
Directors'/Trustees' fees		2,622
Auditing fees		27,298
Legal fees		6,022
Portfolio accounting fees		70,995
Distribution services fee — Service Shares (Note 5)		274,051
Printing and postage		61,114
Insurance premiums		4,486
Miscellaneous		12,079
TOTAL EXPENSES		3,422,518
Waivers and Reduction:
Waiver of investment adviser fee (Note 5)	$(385,113)
Waiver of administrative personnel and services fee (Note 5)	(33,221)
Waiver of distribution services fee — Service Shares (Note 5)	(1,400)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(2,353)
TOTAL WAIVERS AND REDUCTION		(422,087)
Net expenses			3,000,431
Net investment income			965,066
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including foreign taxes withheld of $1,126)			3,076,668
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			25,556,379
Net realized and unrealized gain on investments and foreign currency transactions			28,633,047
Change in net assets resulting from operations			$29,598,113

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
16

Statement of Changes in Net Assets

Year Ended December 31	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$965,066	$(198,903)
Net realized gain (loss) on investments, short sales, futures contracts, written options and foreign currency transactions	3,076,668	(9,809,978)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	25,556,379	40,702,911
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	29,598,113	30,694,030
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(60,494)	—
Share Transactions:
Proceeds from sale of shares	41,219,061	58,299,654
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Mid Cap Growth Strategies Fund II	17,390,831	—
Net asset value of shares issued to shareholders in payment of distributions declared	60,494	—
Cost of shares redeemed	(65,040,768)	(28,690,020)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(6,370,382)	29,609,634
Change in net assets	23,167,237	60,303,664
Net Assets:
Beginning of period	160,071,434	99,767,770
End of period (including undistributed (distributions in excess of) net investment income of $600,707 and $(149,792), respectively)	$183,238,671	$160,071,434

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

December 31, 2010

1. ORGANIZATION

Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Kaufmann Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is capital appreciation.

On March 12, 2010, the Fund acquired all of the net assets of Federated Mid Cap Growth Strategies Fund II (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on February 19, 2010. The purpose of the transaction was to combine two portfolios managed by Federated Equity Management Company of Pennsylvania with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2010, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended December 31, 2010, were as follows:

Net investment income*	$950,143
Net realized and unrealized gain on investments	$29,274,855
Net increase in net assets resulting from operations	$30,224,998
*	Net investment income includes $8,590 of pro forma additional expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations as of December 31, 2010. The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:

Shares of the Fund Issued	Acquired Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
1,330,624	$17,390,831	$658,483	$181,843,185	$199,234,016
1	Unrealized Appreciation is included in the Acquired Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

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Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

On September 8, 2010, Warner Chilcott PLC (WCRX), a security owned by the Fund, paid a special cash dividend of $8.50 per share. The company's public disclosure related to this dividend indicated that the portion of the dividend that is classified as income for U.S. tax purposes will be provided at a date subsequent to the publication of this Annual Report. Based on information gathered in discussions with senior management of WCRX, the Fund classified the entire distribution as taxable income; however, this classification may change when the final tax reporting by WCRX is published in 2011.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

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Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

At December 31, 2010, the Fund had no outstanding futures contracts.

Foreign Exchange Contracts

The Fund may enter into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

Foreign exchange contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Short Sales

The Fund may sell a security short in an effort to take advantage of an anticipated decline in the price of the security. In a short sale, the Fund sells a security it does not own and must borrow the security in order to deliver it at completion of the sale. The Fund then has an obligation to replace the borrowed security. If the Fund can buy the security back at a lower price than it sold it for, a gain is realized. If the Fund has to buy the security back at a higher price, a loss is realized.

At December 31, 2010, the Fund had no outstanding short sales.

Option Contracts

The Fund may buy or sell put and call options to maintain flexibility, produce income or hedge. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying Annual Shareholder Report

20

reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.

At December 31, 2010, the Fund had no outstanding written option contracts.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of December 31, 2010, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$4,537,999	$4,828,000

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional Disclosure Related to Derivative Instruments

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$(6,063)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Foreign exchange contracts	$62

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended December 31	2010		2009
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	553,516	$7,219,247	3,100,834	$36,875,967
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Mid Cap Growth Strategies Fund II	1,330,624	17,390,831	—	—
Shares issued to shareholders in payment of distributions declared	4,646	60,494	—	—
Shares redeemed	(2,900,532)	(38,427,179)	(1,757,893)	(18,980,940)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(1,011,746)	$(13,756,607)	1,342,941	$17,895,027
Annual Shareholder Report
21

Year Ended December 31	2010		2009
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,697,293	$33,999,814	2,024,452	$21,423,687
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(2,034,406)	(26,613,589)	(899,717)	(9,709,080)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	662,887	$7,386,225	1,124,735	$11,714,607
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(348,859)	$(6,370,382)	2,467,676	$29,609,634

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for acquired capital loss carryforwards, the deferral of losses on wash sales and refund of capital gains tax.

For the year ended December 31, 2010, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$3,613,751	$(154,073)	$(3,459,678)

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2010 and 2009, was as follows:

	2010	2009
Ordinary income	$60,494	$ —

As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,586,388
Net unrealized appreciation	$55,214,181
Capital loss carryforwards	$(20,548,890)

The difference between book-basis and tax-basis, net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales, defaulted interest and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

At December 31, 2010, the cost of investments for federal tax purposes was $140,686,571. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $55,293,505. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $58,088,094 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,794,589.

At December 31, 2010, the Fund had a capital loss carryforward of $20,548,890 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2015	$278,789
2016	$10,621,631
2017	$9,648,470

As a result of the tax-free transfer of assets from Federated Mid Cap Growth Strategies Fund II, the utilization of certain capital loss carryforwards listed above may be limited.

The Fund used capital loss carryforwards of $2,181,493 to offset taxable capital gains realized during the year ended December 31, 2010.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.425% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2010, the Adviser voluntarily waived $385,113 of its fee.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended December 31, 2010, the Sub-Adviser earned a fee of $2,089,993.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2010, the net fee paid to FAS was 0.088% of average daily net assets of the Fund. FAS waived $33,221 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2010, FSC voluntarily waived $1,400 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended December 31, 2010, FSC did not retain any fees paid by the Fund. For the year ended December 31, 2010, the Fund's Primary Shares did not incur a distribution services fee; however it may begin to incur this fee upon approval of the Trustees.

Expense Limitation

The Adviser and its affiliates (which may include FSC and FAS) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Primary Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 1.53% and 1.78% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) April 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Interfund Transactions

During the year ended December 31, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,042,207 and $520,574, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. EXPENSE Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended December 31, 2010, the Fund's expenses were reduced by $2,353 under these arrangements.

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7. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2010, were as follows:

Purchases	$99,289,098
Sales	$106,239,936

8. CONCENTRATION OF RISK

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At December 31, 2010, the diversification of countries was as follows:

Country	Percentage of Net Assets
United States	61.5%
Brazil	13.7%
India	5.4%
Ireland	3.8%
Cayman Islands	2.4%
Hong Kong	2.2%
Netherlands Antilles	1.6%
Spain	1.6%
Canada	1.4%
Bermuda	1.3%
Israel	1.1%
Luxembourg	1.0%
Chile	0.9%
Indonesia	0.8%
United Kingdom	0.8%
Virgin Islands	0.8%
Mongolia	0.7%
Singapore	0.6%
Germany	0.4%
China	0.3%
France	0.3%
Italy	0.3%
Japan	0.2%
Mexico	0.2%
Belize	0.1%
Taiwan	0.1%
Denmark	0.0%[1]
Switzerland	0.0%[1]
1	Represents less than 0.1%.

9. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2010, there were no outstanding loans. During the year ended December 31, 2010, the Fund did not utilize the LOC.

10. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2010, there were no outstanding loans. During the year ended December 31, 2010, the program was not utilized.

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11. Legal Proceedings

Since February 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

12. FEDERAL TAX INFORMATION (UNAUDITED)

Of the ordinary income distributions made by the Fund during the year ended December 31, 2010, 99.72% qualify for the dividend received deduction available to corporate shareholders.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF Federated insurance series AND SHAREHOLDERS OF federated kaufmann fund ii:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Kaufmann Fund II (the “Fund”), a portfolio of Federated Insurance Series, as of December 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Kaufmann Fund II as of December 31, 2010, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 14, 2011

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2010, the Trust comprised seven portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Began serving: October 1993	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: November 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: October 1993	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: November 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
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OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: September 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: September 1993	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
John B. Fisher Birth Date: May 16, 1956 PRESIDENT Began serving: November 2004	Principal Occupations: President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Family; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc.; President, Technology, Federated Services Company.
Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

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Evaluation and Approval of Advisory Contract – May 2010

Federated Kaufmann Fund II (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2010. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board also considered that the longevity and experience of the Fund's portfolio management team and their unique approach to investing may limit the utility of comparisons to other equity mutual funds. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

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With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the five-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one and three-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

Annual Shareholder Report

31

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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32

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Annual Shareholder Report
33

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Kaufmann Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916827
Cusip 313916777

28136 (2/11)

Federated is a registered mark of Federated Investors, Inc.
2011  ©Federated Investors, Inc.

Federated Prime Money Fund II

A Portfolio of Federated Insurance Series

ANNUAL SHAREHOLDER REPORT

December 31, 2010

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended December 31	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.005	0.025	0.047	0.044
Net realized gain (loss) on investments	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	(0.000)[1]	0.005	0.025	0.047	0.044
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.005)	(0.025)	(0.047)	(0.044)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.005)	(0.025)	(0.047)	(0.044)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.45%	2.54%	4.78%	4.52%
Ratios to Average Net Assets:
Net expenses	0.41%	0.65%	0.67%	0.65%	0.65%
Net investment income	0.00%[3]	0.48%	2.51%	4.68%	4.45%
Expense waiver/reimbursement[4]	0.24%	0.17%	0.11%	0.17%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$213,825	$80,265	$106,829	$95,699	$74,623
1	Represents less than $0.001.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.
3	Represents less than 0.01%.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2010 to December 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 7/1/2010	Ending Account Value 12/31/2010	Expenses Paid During Period[1],[2]
Actual	$1,000	$1,000.00	$2.17
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.04	$2.19
1	Expenses are equal to the Fund's annualized net expense ratio of 0.43%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
2	Actual and Hypothetical expenses paid during the period, utilizing the Fund's current annualized net expense ratio of 0.67% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $3.38 and $3.41, respectively.
Annual Shareholder Report
2

Portfolio of Investments Summary Tables (unaudited)

At December 31, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	48.6%
Bank Instruments	29.2%
Variable Rate Demand Instruments	18.4%
Repurchase Agreements	2.0%
U.S. Treasury Security	1.0%
Other Assets and Liabilities — Net[2]	0.8%
TOTAL	100.0%

At December 31, 2010, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	34.6%[4]
8-30 Days	27.2%
31-90 Days	21.4%
91-180 Days	12.2%
181 Days or more	3.8%
Other Assets and Liabilities — Net[2]	0.8%
TOTAL	100.0%
1	Commercial Paper and Notes include any fixed-rate security that is not a bank instrument. A variable rate instrument is any security which has an interest rate that resets periodically. See the Fund's Prospectus for descriptions of commercial paper, repurchase agreements and bank instruments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 9.4% of the Fund's portfolio.
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3

Portfolio of Investments

December 31, 2010

Principal Amount			Value
		Asset-Backed Securities – 1.5%
		Finance - Automotive – 1.0%
$235,897	[1,2]	Ford Credit Auto Owner Trust 2010-B, Class A1, 0.506%, 8/15/2011	235,897
1,093,965		Santander Drive Auto Receivables Trust 2010-2, Class A1, 0.405%, 9/15/2011	1,093,965
879,477		Santander Drive Auto Receivables Trust 2010-3, Class A1, 0.357%, 12/15/2011	879,477
		TOTAL	2,209,339
		Finance - Equipment – 0.5%
604,188	[1,2]	GE Equipment Midticket LLC, Class A1, 0.351%, 9/14/2011	604,188
338,797	[1,2]	Navistar Financial Corp. Owner Trust 2010-B, Class A1, 0.345%, 10/18/2011	338,797
		TOTAL	942,985
		TOTAL ASSET-BACKED SECURITIES	3,152,324
		Certificates of Deposit – 29.2%
		Finance - Banking – 29.2%
10,500,000		BNP Paribas SA, 0.430% - 0.510%, 3/18/2011 - 8/9/2011	10,500,000
4,000,000	[3]	Bank of Montreal, 0.351%, 1/26/2011	4,000,000
3,000,000	[3]	Bank of Montreal, 0.411%, 1/27/2011	3,000,000
10,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.300%, 3/8/2011	10,000,000
11,000,000		Caisse des Depots et Consignations (CDC), 0.300% - 0.630%, 1/7/2011 - 8/15/2011	11,000,006
10,000,000		Credit Agricole Corporate and Investment Bank, 0.470% - 0.540%, 3/14/2011 - 6/24/2011	10,000,000
4,000,000		Mizuho Corporate Bank Ltd., 0.280%, 1/10/2011	4,000,000
1,000,000	[3]	Natixis, 0.321%, 1/18/2011	1,000,000
5,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.341%, 1/18/2011	5,000,000
1,000,000		Rabobank Nederland NV, Utrecht, 0.500%, 9/14/2011	1,000,000
3,000,000		Societe Generale, Paris, 0.420% - 0.550%, 2/14/2011 - 7/22/2011	3,000,000
		TOTAL CERTIFICATES OF DEPOSIT	62,500,006
		Collateralized Loan Agreements – 16.6%
		Brokerage – 4.7%
10,000,000	[3]	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.436% - 0.882%, 1/3/2011 - 4/21/2011	10,000,000
		Finance - Banking – 11.9%
9,000,000		Barclays Capital, Inc., 0.456%, 1/13/2011 - 1/14/2011	9,000,000
2,500,000		Citigroup Global Markets, Inc., 0.558%, 1/3/2011	2,500,000
6,000,000		Deutsche Bank Securities, Inc., 0.406% - 0.436%, 2/2/2011 - 2/22/2011	6,000,000
4,000,000		JPMorgan Securities, Inc., 0.558%, 3/21/2011	4,000,000
4,000,000		RBS Securities, Inc., 0.689%, 1/4/2011	4,000,000
		TOTAL	25,500,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	35,500,000
		Commercial Paper – 28.4%;4
		Aerospace/Auto – 5.1%
700,000	[1,2]	BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.390%, 1/10/2011	699,932
200,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. SA), 0.400%, 1/21/2011	199,955
9,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.371%, 4/19/2011 - 4/25/2011	8,989,887
1,100,000	[1,2]	Volkswagen of America, Inc., (GTD by Volkswagen AG), 0.400%, 1/6/2011	1,099,939
		TOTAL	10,989,713
		Finance - Automotive – 3.3%
7,000,000		FCAR Auto Loan Trust, (A1+/P1 Series), 0.531% - 0.803%, 1/5/2011 - 2/14/2011	6,996,583
		Finance - Banking – 9.3%
6,000,000	[1,2]	Danske Corp., Inc., 0.270%, 1/6/2011	5,999,775
5,000,000	[1,2]	Grampian Funding LLC, 0.280%, 1/12/2011	4,999,572
1,000,000		ING (U.S.) Funding LLC, 0.305%, 2/4/2011	999,712
Annual Shareholder Report
4

Principal Amount			Value
$8,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.401%, 4/14/2011	7,990,845
		TOTAL	19,989,904
		Finance - Commercial – 6.8%
4,000,000	[3]	Fairway Finance Co. LLC, 0.301%, 1/18/2011	4,000,000
10,500,000	[1,2]	Versailles Commercial Paper LLC, 0.330%, 1/5/2011 - 1/18/2011	10,499,436
		TOTAL	14,499,436
		Finance - Retail – 1.9%
4,000,000	[1,2]	Barton Capital LLC, 0.300%, 1/5/2011	3,999,867
		Machinery/Equipment/Auto – 0.1%
250,000	[1,2]	Harley-Davidson Funding Corp., (Harley-Davidson, Inc. SA), 0.380%, 1/10/2011	249,976
		Miscellaneous – 1.9%
4,000,000	[1,2]	Cargill, Inc., 0.280%, 1/20/2011	3,999,409
		TOTAL COMMERCIAL PAPER	60,724,888
		Corporate Bonds – 2.1%
		Finance - Commercial – 2.1%
500,000		General Electric Capital Corp., 5.000%, 11/15/2011	518,911
3,000,000		General Electric Capital Corp., 5.500%, 4/28/2011	3,045,872
900,000		General Electric Capital Corp., 6.125%, 2/22/2011	907,295
		TOTAL CORPORATE BONDS	4,472,078
		Notes — Variable – 18.4%;3
		Chemicals – 0.9%
2,000,000		Louisiana Public Facilities Authority, (Series 2008C), 1.500%, 1/3/2011	2,000,000
		Finance - Banking – 17.0%
5,000,000		Abraham Joshua Heschel School, (Series 2010), (TD Bank, N.A. LOC), 0.270%, 1/6/2011	5,000,000
10,000,000		Australia & New Zealand Banking Group, Melbourne, 0.286%, 1/28/2011	10,000,000
3,500,000		Connecticut Health and Educational Facilities Authority, (Series D) Griffin Hospital, (Wells Fargo Bank, N.A. LOC), 0.290%, 1/6/2011	3,500,000
6,100,000		JPMorgan Chase Bank, N.A., 0.261%, 1/28/2011	6,100,000
1,050,000		Knox County, TN Health Education & Housing Facilities Board, (Subseries B-4), (SunTrust Bank LOC), 0.750%, 1/3/2011	1,050,000
270,000		Lancaster, PA IDA, Snavely's Mill, Inc. (Series 2003 — B), (Fulton Bank LOC), 2.100%, 1/6/2011	270,000
1,490,000		Lee County, FL IDA, Bonita Community Health Center, (Series 1999B), (Fifth Third Bank, Cincinnati LOC), 0.860%, 1/7/2011	1,490,000
1,000,000		New York City Housing Development Corp., (Series 2009-A1), (RBS Citizens Bank N.A. LOC), 0.300%, 1/5/2011	1,000,000
1,000,000		New York City Housing Development Corp., (Series 2010-A2), (RBS Citizens Bank N.A. LOC), 0.350%, 1/5/2011	1,000,000
1,000,000		Pinellas County, FL Health Facility Authority, (Series 2006A), (SunTrust Bank LOC), 0.750%, 1/3/2011	1,000,000
3,000,000		Toronto Dominion Bank, 0.266%, 1/4/2011	3,000,000
3,000,000		Westpac Banking Corp. Ltd., Sydney, 0.306%, 1/4/2011	3,000,000
		TOTAL	36,410,000
		Government Agency – 0.5%
970,000		Goldleaf Mortgage LLC, (Series 2007-A), (FHLB of Chicago LOC), 0.310%, 1/6/2011	970,000
		TOTAL NOTES — VARIABLE	39,380,000
		U.S. Treasury Note – 1.0%
		U.S. Treasury Note – 1.0%
2,000,000		United States Treasury, 0.750%, 11/30/2011	2,008,121
		Repurchase Agreements – 2.0%
339,000		Interest in $5,850,000,000 joint repurchase agreement 0.25%, dated 12/31/2010 under which Bank of America N.A. will repurchase securities provided as collateral for $5,850,121,875 on 1/3/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $5,972,500,657.	339,000
Annual Shareholder Report
5

Principal Amount		Value
$4,000,000	Interest in $2,080,000,000 joint repurchase agreement 0.20%, dated 12/31/2010 under which RBS Securities, Inc. will repurchase securities provided as collateral for $2,080,034,667 on 1/3/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 7/15/2019 and the market value of those underlying securities was $2,121,604,289.	4,000,000
	TOTAL REPURCHASE AGREEMENTS	4,339,000
	TOTAL INVESTMENTS — 99.2% (AT AMORTIZED COST)[5]	212,076,417
	OTHER ASSETS AND LIABILITIES - NET — 0.8%[6]	1,748,358
	TOTAL NET ASSETS — 100%	$213,824,775
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2010, these restricted securities amounted to $32,926,743, which represented 15.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2010, these liquid restricted securities amounted to $32,926,743, which represented 15.4% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of December 31, 2010, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

FHLB	— Federal Home Loan Bank
GTD	— Guaranteed
IDA	— Industrial Development Authority
LOC	— Letter of Credit

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
6

Statement of Assets and Liabilities

December 31, 2010

Assets:
Total investments in securities, at amortized cost and value		$212,076,417
Income receivable		115,326
Receivable for shares sold		1,802,744
Prepaid expenses		199
TOTAL ASSETS		213,994,686
Liabilities:
Payable for shares redeemed	$11,824
Bank overdraft	145,817
Payable for investment adviser fee (Note 5)	12,270
TOTAL LIABILITIES		169,911
Net assets for 213,825,845 shares outstanding		$213,824,775
Net Assets Consist of:
Paid-in capital		$213,825,393
Accumulated net realized loss on investments		(618)
TOTAL NET ASSETS		$213,824,775
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$213,824,775 ÷ 213,825,845 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
7

Statement of Operations

Year Ended December 31, 2010

Investment Income:
Interest			$906,258
Expenses:
Investment adviser fee (Note 5)		$1,116,552
Administrative personnel and services fee (Note 5)		174,507
Custodian fees		21,499
Transfer and dividend disbursing agent fees and expenses		16,326
Directors'/Trustees' fees		1,178
Auditing fees		20,048
Legal fees		5,733
Portfolio accounting fees		57,797
Printing and postage		35,571
Insurance premiums		4,347
Miscellaneous		656
TOTAL EXPENSES		1,454,214
Waivers (Note 5):
Waiver of investment adviser fee	$(543,409)
Waiver of administrative personnel and services fee	(4,567)
TOTAL WAIVERS		(547,976)
Net expenses			906,238
Net investment income			20
Net realized loss on investments			(619)
Change in net assets resulting from operations			$(599)

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
8

Statement of Changes in Net Assets

Year Ended December 31	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$20	$462,658
Net realized gain (loss) on investments	(619)	204
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(599)	462,862
Distributions to Shareholders:
Distributions from net investment income	(2,321)	(460,764)
Distributions from net realized gain on investments	(6)	(2,542)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,327)	(463,306)
Share Transactions:
Proceeds from sale of shares	266,637,033	52,817,596
Net asset value of shares issued to shareholders in payment of distributions declared	2,327	463,323
Cost of shares redeemed	(133,076,213)	(79,845,205)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	133,563,147	(26,564,286)
Change in net assets	133,560,221	(26,564,730)
Net Assets:
Beginning of period	80,264,554	106,829,284
End of period (including undistributed net investment income of $0 and $2,301, respectively)	$213,824,775	$80,264,554

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

9

Notes to Financial Statements

December 31, 2010

1. ORGANIZATION

Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Prime Money Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

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Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended December 31	2010	2009
Shares sold	266,637,033	52,817,596
Shares issued to shareholders in payment of distributions declared	2,327	463,323
Shares redeemed	(133,076,213)	(79,845,205)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	133,563,147	(26,564,286)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2010 and 2009, was as follows:

	2010	2009
Ordinary income[1]	$2,327	$463,306
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

Capital loss carryforwards	$(618)

At December 31, 2010, the Fund had a capital loss carryforward of $618 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2018.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may also voluntarily choose to waive any portion of its fee. For the year ended December 31, 2010, the Adviser voluntarily waived $543,409 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
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The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $4,567 of its fee.

Interfund Transactions

During the year ended December 31, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $2,450,000 and $0, respectively.

Expense Limitation

Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FAS) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 0.67% (the “Fee Limit”) through the later of (the “Termination Date”): (a) April 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF RISK

The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2010, there were no outstanding loans. During the year ended December 31, 2010, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2010, there were no outstanding loans. During the year ended December 31, 2010, the program was not utilized.

9. Legal Proceedings

Since February,2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED INSURANCE SERIES AND SHAREHOLDERS OF FEDERATED PRIME MONEY FUND II:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Prime Money Fund II (the “Fund”), a portfolio of Federated Insurance Series, as of December 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Prime Money Fund II as of December 31, 2010, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 14, 2011

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2010, the Trust comprised seven portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Began serving: October 1993	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: November 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: October 1993	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: November 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
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OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: September 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: September 1993	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
John B. Fisher Birth Date: May 16, 1956 PRESIDENT Began serving: November 2004	Principal Occupations: President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Family; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc.; President, Technology, Federated Services Company.
Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

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Evaluation and Approval of Advisory Contract – May 2010

Federated Prime Money Fund II (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Annual Shareholder Report

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Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance was above the median of the relevant peer group for the one-year period covered by the report.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

Annual Shareholder Report

18

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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19

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Prime Money Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916504

G00842-01 (2/11)

Federated is a registered mark of Federated Investors, Inc.
2011  ©Federated Investors, Inc.

Federated Quality Bond Fund II

A Portfolio of Federated Insurance Series

ANNUAL SHAREHOLDER REPORT

December 31, 2010

Primary Shares
Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Primary Shares

(For a Share Outstanding Throughout Each Period)

Year Ended December 31	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.20	$10.00	$11.34	$11.29	$11.30
Income From Investment Operations:
Net investment income[1]	0.52	0.53	0.54	0.52	0.49
Net realized and unrealized gain (loss) on investments and futures contracts	0.40	1.37	(1.32)	0.07	(0.04)
TOTAL FROM INVESTMENT OPERATIONS	0.92	1.90	(0.78)	0.59	0.45
Less Distributions:
Distributions from net investment income	(0.57)	(0.70)	(0.56)	(0.54)	(0.46)
Net Asset Value, End of Period	$11.55	$11.20	$10.00	$11.34	$11.29
Total Return[2]	8.50%	20.43%	(7.29)%	5.38%	4.15%
Ratios to Average Net Assets:
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	4.61%	5.12%	4.99%	4.68%	4.43%
Expense waiver/reimbursement[3]	0.05%	0.08%	0.04%	0.06%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$214,644	$230,850	$224,203	$365,332	$390,738
Portfolio turnover	26%	32%	35%	23%	64%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended December 31	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.15	$9.95	$11.29	$11.24	$11.25
Income From Investment Operations:
Net investment income[1]	0.49	0.50	0.51	0.49	0.46
Net realized and unrealized gain (loss) on investments and futures contracts	0.40	1.37	(1.32)	0.07	(0.04)
TOTAL FROM INVESTMENT OPERATIONS	0.89	1.87	(0.81)	0.56	0.42
Less Distributions:
Distributions from net investment income	(0.54)	(0.67)	(0.53)	(0.51)	(0.43)
Net Asset Value, End of Period	$11.50	$11.15	$9.95	$11.29	$11.24
Total Return[2]	8.28%	20.15%	(7.55)%	5.14%	3.92%
Ratios to Average Net Assets:
Net expenses	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income	4.36%	4.86%	4.78%	4.43%	4.18%
Expense waiver/reimbursement[3]	0.05%	0.08%	0.04%	0.06%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$63,962	$69,338	$63,177	$77,282	$75,850
Portfolio turnover	26%	32%	35%	23%	64%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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2

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2010 to December 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 7/1/2010	Ending Account Value 12/31/2010	Expenses Paid During Period[1]
Actual:
Primary Shares	$1,000	$1,032.20	$3.59
Service Shares	$1,000	$1,031.40	$4.86
Hypothetical (assuming a 5% return before expenses):
Primary Shares	$1,000	$1,021.68	$3.57
Service Shares	$1,000	$1,020.42	$4.84
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses. The annualized net expense ratios are as follows:
Primary Shares	0.70%
Service Shares	0.95%
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Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance of a variable investment option changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, contact your insurance company. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts.

Management's Discussion of Fund Performance (unaudited)

FUND PERFORMANCE AND SUMMARY

The Fund's total return, based on net asset value, for the 12-month period ended December 31, 2010, was 8.50% for the Primary Shares and 8.28% for the Service Shares. The total return of the Barclays Capital U.S. Intermediate Credit Bond Index1 (BCICI), the Fund's benchmark, was 7.76% for the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the BCICI.

During the reporting period, the most significant factors affecting the Fund's performance relative to the BCICI were: (a) the credit ratings of portfolio securities (which indicates the risk that securities will default); (b) the selection of individual securities; (c) the selection of securities with different maturities (expressed by a yield curve showing the relative yield of similar securities with different maturities); (d) overall interest rate sensitivity of the portfolio, as measured by the effective duration of the portfolio; and (e) the use of derivatives to execute the duration and yield curve strategies employed throughout the year.

For purposes of the following, the discussion will focus on the Fund's Primary Shares. The total return of the Fund's Shares consisted of 5.37% current income and 3.13% capital appreciation in the value of the Fund's Shares.

Market Overview

After a rough summer, 2010 turned out to be a good year for risk assets, including investment-grade corporate bonds. The fundamental reason behind the good performance of investment-grade corporates was that companies saw healthy profits throughout all of 2010, and investors anticipated even better corporate profits in 2011, as the November election results cheered investors.

Treasury interest rates finished the year down 30-70 basis points, more in the 5-7 year part of the yield curve. The five-year Treasury yield stood at 2.01% at year-end 2010, compared to 2.68% at the prior year-end. The BCICI produced an excess return to similar duration Treasuries of 2.12% for 2010, compared to 17.07% in 2009.

Credit Quality and Sector

At the end of the reporting period, corporate bonds totaled 95.3% of the portfolio. The Fund's overweight to lower quality corporate credits such as BBB-rated credits relative to the BCICI, and consequently an underweight to AAA-rated and AA-rated corporates, added significantly to Fund performance. Furthermore, investment grade corporate bonds performed better than many other sectors of the investment grade bond market. This factor had the greatest positive impact on performance for the year.

Security Selection

Overall security selection had a fairly large positive influence on performance during the reporting period, and the second greatest positive impact. The finance, insurance, energy, basic industry, banking and communications industry exposures all added significantly to performance. The use of Treasury futures to manage duration and yield curve exposures also added to performance. Many of the banking and insurance sector issuers that deteriorated significantly in 2008 came back sharply in 2010. Adding significantly to performance in the financial sector was the Fund's AIG exposure. In the insurance sector, the names were evenly split among the largest insurance issuers.

Detracting from Fund performance relative to the BCICI were a number of positions in the broker/investment management/insurance areas such as: Fidelity Management & Research, Blackrock, Cantor Fitzgerald, JP Morgan, Macquarie Group Ltd., Morgan Stanley, Santander, Ace Insurance, AXA Equitable Life, Prudential and Horace Mann Insurance.

1	The Barclays Capital U.S. Intermediate Credit Bond Index is an unmanaged index that consists of dollar-denominated, investment-grade, publicly issued securities with a maturity of between one and ten years, a minimum amount outstanding of $250 million and that are issued by both corporate issuers and non-corporate issuers (supranationals, sovereigns, foreign agencies and foreign local governments). Investments cannot be made in an index.
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4

Interest Rate, Yield Curve and Derivative Exposure

Active management of the portfolio's overall interest rate sensitivity (portfolio effective duration)2 was a significant detractor from performance. Over the reporting period, relative to the BCICI, the Fund had, on average, a lesser interest rate sensitivity than the benchmark (as measured by effective duration), during a period of falling interest rates.3

Active management of the portfolio's yield curve exposures was a modest detractor to Fund performance over the 12-month reporting period. Relative to the BCICI, the Fund held mostly short maturity and very long maturity securities and avoided holding relatively intermediate maturities. As a result, the Fund was poorly positioned in the parts of the yield curve where bond prices increased by a relatively larger amount compared to the benchmark, which detracted from performance.

The use of Treasury note and bond futures contracts played a significant positive role over the 12-month reporting period in executing the Fund's strategies in interest rate sensitivity and yield curve exposure management.

2	Duration measures the price sensitivity of a fixed-income security to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
3	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.
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GROWTH OF $10,000 INVESTED IN FEDERATED QUALITY BOND FUND II - PRIMARY SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Quality Bond Fund II (Primary Shares) (the “Fund”) from December 31, 2000 to December 31, 2010, compared to the Lipper Intermediate Investment Grade Debt Variable Underlying Funds Classification Average (LIIGDVU)2 and the Barclays Capital U.S. Intermediate Credit Bond Index (BCICI).2

Average Annual Total Returns for the Period Ended 12/31/2010
1 Year	8.50%
5 Years	5.87%
10 Years	5.60%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Variable investment option performance changes over time and current performance may be lower or higher than what is stated. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BCICI has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The LIIGDVU and BCICI are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The LIIGDVU represents the average of the total returns reported by all of the funds serving as underlying investment options for variable insurance contracts designated by Lipper, Inc. as falling in the respective categories indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The BCICI consists of dollar-denominated, investment-grade, publicly issued securities with a maturity between one and ten years, a minimum amount outstanding of $250 million and that are issued by both corporate issuers and non-corporate issuers (supranationals, sovereigns, foreign agencies and foreign local governments). The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
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GROWTH OF $10,000 INVESTED IN FEDERATED QUALITY BOND FUND II - SERVICE SHARES

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Quality Bond Fund II (Service Shares) (the “Fund”) from April 30, 2002 (start of performance) to December 31, 2010, compared to the Lipper Intermediate Investment Grade Debt Variable Underlying Funds Classification Average (LIIGDVU)2 and the Barclays Capital U.S. Intermediate Credit Bond Index (BCICI).2

Average Annual Total Returns for the Periods Ended 12/31/2010
1 Year	8.28%
5 Years	5.62%
Start of Performance (4/30/2002)	5.15%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Variable investment option performance changes over time and current performance may be lower or higher than what is stated. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BCICI has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The LIIGDVU and BCICI are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The LIIGDVU represents the average of the total returns reported by all of the funds serving as underlying investment options for variable insurance contracts designated by Lipper, Inc. as falling in the respective categories indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The BCICI consists of dollar-denominated, investment-grade, publicly issued securities with a maturity between one and ten years, a minimum amount outstanding of $250 million and that are issued by both corporate issuers and non-corporate issuers (supranationals, sovereigns, foreign agencies and foreign local governments). The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report
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Portfolio of Investments Summary Table (unaudited)

At December 31, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Corporate Debt Securities	95.3%
U.S. Treasury and Agency Securities[2]	0.4%
Foreign Government Debt Securities	0.2%
Mortgage-Backed Securities[3,4]	0.0%
Derivative Contracts[5]	0.4%
Cash Equivalents[6]	3.0%
Other Assets and Liabilities — Net[7]	0.7%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	For purposes of this table, U.S. Treasury and Agency Securities do not include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs).
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by (GSEs) and adjustable rate mortgage-backed securities.
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

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Portfolio of Investments

December 31, 2010

Principal Amount			Value
		Corporate Bonds – 95.3%
		Basic Industry - Chemicals – 2.5%
$1,970,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	2,109,607
320,000		Du Pont (E.I.) de Nemours & Co., 6.00%, 7/15/2018	368,368
300,000		Eastman Chemical Co., Sr. Unsecd. Note, 5.50%, 11/15/2019	317,755
410,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, 4.00%, 12/7/2015	403,111
800,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	814,174
1,290,000		RPM International, Inc., 6.50%, 2/15/2018	1,379,353
1,030,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	1,068,788
395,000		Rohm & Haas Co., 6.00%, 9/15/2017	432,903
		TOTAL	6,894,059
		Basic Industry - Metals & Mining – 4.6%
100,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	100,418
300,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	307,693
760,000		ArcelorMittal, 6.125%, 6/1/2018	810,979
1,300,000		ArcelorMittal, Sr. Unsecd. Note, 5.25%, 8/5/2020	1,287,602
940,000		Barrick Gold Corp., Sr. Unsecd. Note, 6.95%, 4/1/2019	1,155,291
1,020,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	1,027,650
700,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	670,921
1,810,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	1,897,658
435,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.50%, 7/15/2018	506,547
1,000,000		Rio Tinto Finance USA Ltd., Company Guarantee, 8.95%, 5/1/2014	1,212,048
1,430,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	1,502,306
1,000,000		Xstrata Canada Corp., 6.00%, 10/15/2015	1,095,925
1,200,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	1,235,732
		TOTAL	12,810,770
		Basic Industry - Paper – 1.3%
640,000		International Paper Co., Bond, 7.30%, 11/15/2039	732,797
450,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	531,709
460,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	438,658
400,000		Westvaco Corp., 7.65%, 3/15/2027	407,794
1,500,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	1,517,047
		TOTAL	3,628,005
		Capital Goods - Aerospace & Defense – 0.6%
500,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	526,250
690,000		Goodrich Corp., 4.875%, 3/1/2020	722,969
430,000	[1,2]	Meccanica Holdings USA, Inc., Company Guarantee, Series 144A, 6.25%, 1/15/2040	405,115
		TOTAL	1,654,334
		Capital Goods - Building Materials – 0.5%
620,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	651,468
720,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	750,305
		TOTAL	1,401,773
		Capital Goods - Diversified Manufacturing – 4.1%
360,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	376,190
1,045,000		Harsco Corp., 5.75%, 5/15/2018	1,143,142
1,350,000		Hubbell, Inc., 5.95%, 6/1/2018	1,512,566
1,118,000	[1,2]	Hutchison Whampoa International Ltd., 6.50%, 2/13/2013	1,222,351
500,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	575,724
1,240,000		Roper Industries, Inc., 6.625%, 8/15/2013	1,382,872
Annual Shareholder Report
9

Principal Amount			Value
$1,910,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	1,635,437
400,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	424,370
1,930,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	2,133,259
1,000,000		Tyco International Finance SA, Note, 4.125%, 10/15/2014	1,060,598
		TOTAL	11,466,509
		Capital Goods - Environmental – 0.6%
770,000		Republic Services, Inc., Company Guarantee, Series WI, 5.50%, 9/15/2019	842,428
575,000		Waste Management, Inc., 7.375%, 3/11/2019	698,182
		TOTAL	1,540,610
		Capital Goods - Packaging – 0.2%
650,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	629,328
		Communications - Media & Cable – 0.6%
1,450,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	1,619,112
		Communications - Media Noncable – 0.7%
250,000		Discovery Communications LLC, Company Guarantee, 5.05%, 6/1/2020	264,863
530,000		Moody's Corp., Sr. Unsecd. Note, 5.50%, 9/1/2020	524,621
1,100,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	1,111,771
		TOTAL	1,901,255
		Communications - Telecom Wireless – 3.5%
1,800,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	2,459,975
1,590,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	1,767,881
1,000,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	992,744
2,300,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	2,406,320
720,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/15/2017	742,315
1,295,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	1,448,065
		TOTAL	9,817,300
		Communications - Telecom Wirelines – 2.7%
1,000,000		CenturyLink, Inc., Sr. Note, 6.15%, 9/15/2019	1,004,698
1,000,000		Deutsche Telekom International Finance BV, 4.875%, 7/8/2014	1,076,413
1,000,000	[1,2]	KT Corp., Note, 5.875%, 6/24/2014	1,076,896
1,000,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	1,201,479
250,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	257,798
1,600,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.10%, 4/15/2018	1,820,964
1,000,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.35%, 4/1/2019	1,159,190
		TOTAL	7,597,438
		Consumer Cyclical - Automotive – 1.3%
990,000	[1,2]	Hyundai Capital Services, Inc., Note, Series 144A, 6.00%, 5/5/2015	1,074,942
505,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.00%, 3/30/2020	538,015
1,860,000	[1,2]	Nissan Motor Acceptance Corp., Note, 4.50%, 1/30/2015	1,928,953
		TOTAL	3,541,910
		Consumer Cyclical - Entertainment – 1.4%
1,000,000	[1]	Football Trust V, Pass Thru Cert., 5.35%, 10/5/2020	1,047,529
1,890,000	[1,2]	NBC Universal, Inc., Sr. Unsecd. Note, Series 144A, 5.15%, 4/30/2020	1,969,551
450,000	[1,2]	NBC Universal, Inc., Sr. Unsecd. Note, Series 144A, 5.95%, 4/1/2041	452,437
500,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	532,168
		TOTAL	4,001,685
		Consumer Cyclical - Lodging – 0.7%
950,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	926,896
930,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	974,391
		TOTAL	1,901,287
Annual Shareholder Report
10

Principal Amount			Value
		Consumer Cyclical - Retailers – 1.6%
$1,150,000		Best Buy Co., Inc., Sr. Unsecd. Note, 6.75%, 7/15/2013	1,272,850
1,543,383	[1,2]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027	1,518,039
935,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	1,045,672
530,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	524,700
		TOTAL	4,361,261
		Consumer Cyclical - Services – 0.3%
250,000		Boston University, 7.625%, 7/15/2097	279,850
330,000		eBay, Inc., Sr. Unsecd. Note, 3.25%, 10/15/2020	307,866
350,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	353,500
		TOTAL	941,216
		Consumer Non-Cyclical - Food/Beverage – 2.2%
900,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 4.625%, 2/15/2020	930,239
161,000		Diageo Capital PLC, Company Guarantee, 7.375%, 1/15/2014	185,537
1,140,000		General Mills, Inc., Note, 5.70%, 2/15/2017	1,282,971
3,000,000		PepsiCo, Inc., Note, 4.50%, 1/15/2020	3,161,607
450,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 8/15/2039	467,710
		TOTAL	6,028,064
		Consumer Non-Cyclical - Health Care – 1.3%
750,000		Boston Scientific Corp., 7.375%, 1/15/2040	822,080
910,000		Life Technologies Corp., Sr. Note, 3.375%, 3/1/2013	930,650
370,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 4.75%, 1/30/2020	369,015
1,310,000		Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015	1,429,628
		TOTAL	3,551,373
		Consumer Non-Cyclical - Pharmaceuticals – 0.3%
900,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	869,625
		Consumer Non-Cyclical - Products – 0.9%
330,000		Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	340,861
510,000		Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	517,494
610,000		Whirlpool Corp., 5.50%, 3/1/2013	648,171
870,000		Whirlpool Corp., Note, 8.00%, 5/1/2012	937,825
		TOTAL	2,444,351
		Consumer Non-Cyclical - Supermarkets – 0.2%
610,000		Kroger Co., Bond, 6.90%, 4/15/2038	700,089
		Consumer Non-Cyclical - Tobacco – 0.6%
1,500,000		Philip Morris International, Inc., 5.65%, 5/16/2018	1,707,506
		Energy - Independent – 2.3%
400,000		Apache Corp., Sr. Unsecd. Note, 5.10%, 9/1/2040	389,126
2,870,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	3,036,342
1,520,000		Petroleos Mexicanos, Company Guarantee, Series WI, 6.00%, 3/5/2020	1,636,549
190,000		Talisman Energy, Inc., Sr. Unsecd. Note, 3.75%, 2/1/2021	179,421
560,382	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	589,802
405,000		XTO Energy, Inc., 6.75%, 8/1/2037	507,368
		TOTAL	6,338,608
		Energy - Integrated – 1.2%
480,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	478,775
1,250,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	1,468,685
1,000,000		Petro-Canada, Note, 5.00%, 11/15/2014	1,083,515
272,440	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	276,067
		TOTAL	3,307,042
Annual Shareholder Report
11

Principal Amount			Value
		Energy - Oil Field Services – 1.0%
$280,000	[1,2]	Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	271,886
400,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	495,551
450,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	467,753
1,480,000		Weatherford International Ltd., 6.00%, 3/15/2018	1,596,353
		TOTAL	2,831,543
		Energy - Refining – 0.7%
240,000		Valero Energy Corp., 9.375%, 3/15/2019	298,039
1,460,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	1,549,792
		TOTAL	1,847,831
		Financial Institution - Banking – 16.6%
1,600,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	1,643,616
1,000,000		Bank of America Corp., Note, 4.50%, 4/1/2015	1,022,476
2,000,000		Bank of America Corp., Sr. Note, 5.375%, 6/15/2014	2,102,715
1,500,000		Bank of America Corp., Sr. Unsecd. Note, 3.70%, 9/1/2015	1,492,242
3,000,000	[1,2]	Barclays Bank PLC, 5.926%, 12/31/2049	2,673,750
2,030,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	2,230,162
2,470,000		Capital One Capital IV, 6.745%, 2/17/2037	2,463,825
725,000		Capital One Capital V, 10.25%, 8/15/2039	780,281
1,340,000		Capital One Capital VI, 8.875%, 5/15/2040	1,405,325
1,000,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	1,042,220
500,000		Citigroup, Inc., Sr. Unsecd. Note, 6.00%, 12/13/2013	547,527
2,290,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	2,556,382
480,000		City National Corp., Note, 5.25%, 9/15/2020	473,267
250,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	263,696
4,300,000		JPMorgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	4,586,983
2,440,000		Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021	2,297,757
1,100,000		Morgan Stanley, Sr. Unsecd. Note, 3.45%, 11/2/2015	1,080,165
2,520,000		Morgan Stanley, Sr. Unsecd. Note, 4.20%, 11/20/2014	2,580,142
500,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/24/2020	506,008
825,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	874,107
2,010,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 4/1/2018	2,206,353
800,000		PNC Funding Corp., Sr. Unsecd. Note, 4.25%, 9/21/2015	841,299
450,000		PNC Funding Corp., Sr. Unsecd. Note, 5.125%, 2/8/2020	472,885
410,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	437,667
1,400,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	1,316,112
630,000		State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016	689,848
2,500,000		Wachovia Bank N.A., 4.80%, 11/1/2014	2,648,713
1,320,000		Wachovia Corp., 5.75%, 2/1/2018	1,468,816
1,175,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	1,237,948
1,900,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	2,171,844
		TOTAL	46,114,131
		Financial Institution - Brokerage – 7.5%
4,480,000		BlackRock, Inc., 6.25%, 9/15/2017	5,065,795
500,000	[1,2]	CME Group Index Services LLC, Company Guarantee, Series 144A, 4.40%, 3/15/2018	512,437
900,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	910,983
835,000		Eaton Vance Corp., 6.50%, 10/2/2017	952,299
850,000	[1,2]	FMR LLC, 4.75%, 3/1/2013	890,197
3,000,000	[1,2]	FMR LLC, Bond, 7.57%, 6/15/2029	3,327,289
350,000		Franklin Resources, Inc., Sr. Unsecd. Note, 4.625%, 5/20/2020	364,991
750,000		Invesco Ltd., Sr. Unsecd. Note, 5.625%, 4/17/2012	780,203
Annual Shareholder Report
12

Principal Amount			Value
$680,000		Janus Capital Group, Inc., Sr. Note, 6.50%, 6/15/2012	735,704
800,000		Janus Capital Group, Inc., Sr. Note, 6.95%, 6/15/2017	834,540
635,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.875%, 4/15/2021	669,634
1,040,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	1,193,307
2,290,000	[4,5]	Lehman Brothers Holdings, Inc., 7.875%, 8/15/2011	541,013
740,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 5.55%, 1/15/2020	745,485
690,000		Nuveen Investments, 5.50%, 9/15/2015	595,125
1,210,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	1,428,384
1,225,000		TD Ameritrade Holding Corp., Company Guarantee, 4.15%, 12/1/2014	1,268,495
		TOTAL	20,815,881
		Financial Institution - Finance Noncaptive – 6.1%
850,000		American Express Co., Note, 2.75%, 9/15/2015	839,552
1,130,000		American Express Credit Corp., 5.875%, 5/2/2013	1,231,445
1,000,000		American Express Credit Corp., Sr. Unsecd. Note, 5.125%, 8/25/2014	1,076,139
500,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	521,875
1,200,000		Discover Bank, Sub., 8.70%, 11/18/2019	1,414,794
2,680,000		General Electric Capital Corp., 5.625%, 5/1/2018	2,923,754
1,000,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 6.875%, 1/10/2039	1,161,238
4,400,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	4,092,000
1,100,000	[1,2]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	838,266
1,000,000	[1,2]	Lukoil International Finance BV, 6.356%, 6/7/2017	1,050,000
450,000	[1,2]	Macquarie Group Ltd., Note, Series 144A, 7.625%, 8/13/2019	498,760
1,400,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	1,414,159
		TOTAL	17,061,982
		Financial Institution - Insurance — Health – 0.7%
555,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.00%, 2/15/2018	629,690
1,130,000		Wellpoint, Inc., Sr. Unsecd. Note, 7.00%, 2/15/2019	1,328,888
		TOTAL	1,958,578
		Financial Institution - Insurance — Life – 2.3%
910,000	[1,2]	AXA Equitable Life Insurance Co., Sub., 7.70%, 12/1/2015	1,011,284
580,000		Aflac, Inc., Sr. Unsecd. Note, 6.90%, 12/17/2039	613,252
390,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	483,899
350,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	382,055
500,000	[1,2]	New York Life Insurance Co., Sub. Note, 6.75%, 11/15/2039	580,596
1,300,000	[1,2]	Northwestern Mutual Life Insurance Co., Sub. Note, Series 144A, 6.063%, 3/30/2040	1,383,469
350,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	347,197
850,000		Prudential Financial, Inc., 6.625%, 12/1/2037	937,240
500,000		Prudential Financial, Inc., Sr. Unsecd. Note, 4.75%, 9/17/2015	532,782
250,000	[1]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	249,103
		TOTAL	6,520,877
		Financial Institution - Insurance — P&C – 3.3%
1,300,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	1,438,148
1,380,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	1,513,905
330,000		CNA Financial Corp., 6.50%, 8/15/2016	353,813
680,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	678,288
100,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	111,391
1,180,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	1,241,220
2,200,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	2,289,890
250,000		MBIA Insurance Corp., Sr. Deb., 6.625%, 10/1/2028	185,595
370,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	413,914
Annual Shareholder Report
13

Principal Amount			Value
$1,050,000	[1,2]	ZFS Finance USA Trust II, Jr. Sub. Note, 6.45%, 12/15/2065	1,036,875
		TOTAL	9,263,039
		Financial Institution - REITs – 3.2%
640,000		AMB Property LP, 6.30%, 6/1/2013	685,471
1,200,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	1,307,915
890,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	884,063
200,000		Equity One, Inc., Sr. Unsecd. Note, 6.25%, 12/15/2014	211,239
960,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	1,012,350
850,000		Liberty Property LP, 6.625%, 10/1/2017	968,596
630,000		Prologis, Conv. Bond, 2.25%, 4/1/2037	628,154
250,000		Prologis, Sr. Note, 5.50%, 4/1/2012	258,138
450,000		Prologis, Sr. Note, 6.875%, 3/15/2020	478,594
1,260,000		Prologis, Sr. Note, 7.625%, 8/15/2014	1,421,934
470,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	450,492
700,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	750,930
		TOTAL	9,057,876
		Municipal Services – 0.9%
895,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	769,378
1,850,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	1,641,431
		TOTAL	2,410,809
		Sovereign – 0.7%
1,120,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	1,103,184
900,000	[1,2]	State of Qatar, 5.25%, 1/20/2020	957,375
		TOTAL	2,060,559
		Technology – 3.5%
1,120,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2015	1,142,402
700,000		BMC Software, Inc., 7.25%, 6/1/2018	810,473
670,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	740,621
3,400,000		Harris Corp., 5.95%, 12/1/2017	3,763,383
1,085,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	1,213,583
1,230,000		KLA-Tencor Corp., 6.90%, 5/1/2018	1,355,979
515,000		Maxim Integrated Products, Inc., Note, 3.45%, 6/14/2013	525,954
285,000	[1,2]	SAIC, Inc., Company Guarantee, Series 144A, 5.95%, 12/1/2040	290,580
		TOTAL	9,842,975
		Transportation - Airlines – 0.0%
4,000		Southwest Airlines Co., 6.50%, 3/1/2012	4,196
		Transportation - Railroads – 1.0%
2,020,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	2,197,963
465,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	484,370
153,378		Burlington Northern Santa Fe Corp., Pass Thru Cert., 7.57%, 1/2/2021	181,400
		TOTAL	2,863,733
		Transportation - Services – 0.9%
1,695,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	1,888,856
530,000		United Parcel Service, Inc., Sr. Unsecd. Note, 3.125%, 1/15/2021	494,443
		TOTAL	2,383,299
		Utility - Electric – 6.5%
930,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	891,372
1,130,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	1,269,494
910,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	1,033,208
610,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	622,558
Annual Shareholder Report
14

Principal Amount			Value
$500,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	477,201
620,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	748,765
570,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	599,105
800,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	823,419
1,629,330	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	1,830,484
420,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 7/1/2012	476,962
2,650,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	2,821,750
635,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	704,763
1,110,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	1,108,815
1,390,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	1,590,136
500,000		Southwestern Electric Power Co., Sr. Unsecd. Note, 6.20%, 3/15/2040	510,851
230,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	238,892
800,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	758,994
1,570,000		Union Electric Co., 6.00%, 4/1/2018	1,740,616
		TOTAL	18,247,385
		Utility - Natural Gas Distributor – 0.1%
280,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	292,707
		Utility - Natural Gas Pipelines – 4.1%
990,000		Consolidated Natural Gas Co., 5.00%, 12/1/2014	1,082,402
1,865,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	2,023,867
1,850,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	2,075,743
1,670,000		Enterprise Products Operating LLC, Company Guarantee, Series O, 9.75%, 1/31/2014	2,018,644
2,750,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	2,654,359
1,110,000		Williams Partners LP, 5.25%, 3/15/2020	1,152,722
380,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	360,649
		TOTAL	11,368,386
		TOTAL CORPORATE BONDS (IDENTIFIED COST $253,781,965)	265,600,297
		Government/Agency – 0.2%
		Sovereign – 0.2%
500,000		Sweden, Government of, 10.25%, 11/1/2015 (IDENTIFIED COST $500,000)	514,590
		Mortgage-Backed Securities – 0.0%
		Federal Home Loan Mortgage Corporation – 0.0%
3,513		Federal Home Loan Mortgage Corp., Pool C01051, 8.00%, 9/1/2030	3,965
3,421		Federal Home Loan Mortgage Corp., Pool E80411, 6.50%, 4/1/2015	3,679
		TOTAL	7,644
		Government National Mortgage Association – 0.0%
2,175		Government National Mortgage Association, Pool 493514, 8.00%, 9/15/2030	2,469
6,588		Government National Mortgage Association, Pool 516688, 8.00%, 8/15/2029	7,517
		TOTAL	9,986
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $15,666)	17,630
		U.S. Treasury – 0.4%
		U.S. Treasury Bill – 0.4%;6
1,000,000	[7]	United States Treasury Bill, 0.065%, 1/27/2011 (IDENTIFIED COST $999,856)	999,947
Annual Shareholder Report
15

Principal Amount		Value
	Repurchase Agreement – 3.0%
$8,514,000	Interest in $5,850,000,000 joint repurchase agreement 0.25%, dated 12/31/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,850,121,875 on 1/3/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $5,972,500,657. (AT COST)	8,514,000
	TOTAL INVESTMENTS — 98.9% (IDENTIFIED COST $263,811,487)[8]	275,646,464
	OTHER ASSETS AND LIABILITIES - NET — 1.1%[9]	2,960,290
	TOTAL NET ASSETS — 100%	$278,606,754

At December 31, 2010, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
4U.S. Treasury Notes 5-Year Short Futures	75	$8,828,906	March 2011	$(60,514)
4U.S. Treasury Bonds 30-Year Short Futures	320	$39,080,000	March 2011	$1,154,309
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$1,093,795

Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2010, these restricted securities amounted to $50,605,153, which represented 18.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2010, these liquid restricted securities amounted to $49,308,521, which represented 17.7% of total net assets.
3	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
4	Non-income producing security.
5	Issuer in default.
6	Discount rate at time of purchase.
7	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
8	Also represents cost for federal tax purposes.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

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The following is a summary of the inputs used, as of December 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$265,600,297	$ —	$265,600,297
Government/Agency	—	514,590	—	514,590
Mortgage-Backed Securities	—	17,630	—	17,630
U.S. Treasury	—	999,947	—	999,947
Repurchase Agreement	—	8,514,000	—	8,514,000
TOTAL SECURITIES	$ —	$275,646,464	$ —	$275,646,464
OTHER FINANCIAL INSTRUMENTS*	$1,093,795	$ —	$ —	$1,093,795
*	Other financial instruments include futures contracts.

The following acronyms are used throughout this portfolio:

MTN	— Medium Term Note
REIT	— Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

December 31, 2010

Assets:
Total investments in securities, at value (identified cost $263,811,487)		$275,646,464
Cash		927
Restricted cash (Note 2)		1,288
Income receivable		3,553,531
Receivable for shares sold		43,684
TOTAL ASSETS		279,245,894
Liabilities:
Payable for shares redeemed	$202,990
Payable for daily variation margin	383,438
Payable for auditing fees	20,452
Payable for distribution services fee (Note 5)	13,782
Accrued expenses	18,478
TOTAL LIABILITIES		639,140
Net assets for 24,150,537 shares outstanding		$278,606,754
Net Assets Consist of:
Paid-in capital		$263,396,671
Net unrealized appreciation of investments and futures contracts		12,928,772
Accumulated net realized loss on investments and futures contracts		(11,231,190)
Undistributed net investment income		13,512,501
TOTAL NET ASSETS		$278,606,754
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Primary Shares:
$214,644,427 ÷ 18,586,882 shares outstanding, no par value, unlimited shares authorized		$11.55
Service Shares:
$63,962,327 ÷ 5,563,655 shares outstanding, no par value, unlimited shares authorized		$11.50

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Year Ended December 31, 2010

Investment Income:
Interest			$15,777,984
Expenses:
Investment adviser fee (Note 5)		$1,780,809
Administrative personnel and services fee (Note 5)		231,877
Custodian fees		14,921
Transfer and dividend disbursing agent fees and expenses		31,681
Directors'/Trustees' fees		1,562
Auditing fees		20,500
Legal fees		6,749
Portfolio accounting fees		117,053
Distribution services fee — Service Shares (Note 5)		172,498
Printing and postage		24,571
Insurance premiums		4,614
Miscellaneous		3,964
TOTAL EXPENSES		2,410,799
Waivers (Note 5):
Waiver of investment adviser fee	$(140,166)
Waiver of administrative personnel and services fee	(6,011)
TOTAL WAIVERS		(146,177)
Net expenses			2,264,622
Net investment income			13,513,362
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			6,073,392
Net realized loss on futures contracts			(4,339,636)
Net change in unrealized appreciation of investments			9,090,458
Net change in unrealized appreciation of futures contracts			27,825
Net realized and unrealized gain on investments and futures contracts			10,852,039
Change in net assets resulting from operations			$24,365,401

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

Year Ended December 31	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$13,513,362	$14,784,318
Net realized gain (loss) on investments and futures contracts	1,733,756	(5,217,976)
Net change in unrealized appreciation/depreciation of investments and futures contracts	9,118,283	43,762,135
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	24,365,401	53,328,477
Distributions to Shareholders:
Distributions from net investment income
Primary Shares	(11,479,886)	(14,841,947)
Service Shares	(3,359,543)	(4,146,562)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(14,839,429)	(18,988,509)
Share Transactions:
Proceeds from sale of shares	26,079,433	42,874,906
Net asset value of shares issued to shareholders in payment of distributions declared	14,839,429	18,988,509
Cost of shares redeemed	(72,026,192)	(83,395,445)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(31,107,330)	(21,532,030)
Change in net assets	(21,581,358)	12,807,938
Net Assets:
Beginning of period	300,188,112	287,380,174
End of period (including undistributed net investment income of $13,512,501 and $14,838,568, respectively)	$278,606,754	$300,188,112

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

December 31, 2010

1. ORGANIZATION

Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Quality Bond Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

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Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash which is shown as Restricted Cash in the Statement of Assets and Liabilities, or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

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Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at December 31, 2010, is as follows:

Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., 5.35%, 10/5/2020	3/24/2010	$1,000,000	$1,047,529
Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	5/14/1999-9/29/1999	$248,411	$249,103

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin	$(1,093,795)*
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(4,339,636)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$27,825

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended December 31	2010		2009
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	1,894,790	$21,439,655	3,379,300	$34,921,758
Shares issued to shareholders in payment of distributions declared	1,051,272	11,479,886	1,590,777	14,841,947
Shares redeemed	(4,979,753)	(56,467,940)	(6,777,436)	(69,694,144)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(2,033,691)	$(23,548,399)	(1,807,359)	$(19,930,439)
Year Ended December 31	2010		2009
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	410,908	$4,639,778	766,607	$7,953,148
Shares issued to shareholders in payment of distributions declared	308,498	3,359,543	445,388	4,146,562
Shares redeemed	(1,375,339)	(15,558,252)	(1,341,022)	(13,701,301)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(655,933)	$(7,558,931)	(129,027)	$(1,601,591)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(2,689,624)	$(31,107,330)	(1,936,386)	$(21,532,030)
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4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2010 and 2009, was as follows:

	2010	2009
Ordinary income	$14,839,429	$18,988,509

As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$13,512,501
Net unrealized appreciation	$11,834,977
Capital loss carryforwards	$(10,137,395)

At December 31, 2010, the cost of investments for federal tax purposes was $263,811,487. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $11,834,977. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,090,151 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,255,174.

At December 31, 2010, the Fund had a capital loss carryforward of $10,137,395 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2014	$1,411,551
2016	$4,558,854
2017	$4,166,990

The Fund used capital loss carryforwards of $1,745,814 to offset taxable capital gains realized during the year ended December 31, 2010.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2010, the Adviser voluntarily waived $140,166 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $6,011 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

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Share Class Name	Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended December 31, 2010, FSC did not retain any fees paid by the Fund. For the year ended December 31, 2010, the Fund's Primary Shares did not incur a distribution services fee; however it may begin to incur the fee upon approval of the Trustees.

Expense Limitation

The Adviser and its affiliates (which may include FSC and FAS) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Primary Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.75% and 1.00% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) April 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2010, were as follows:

Purchases	$76,294,732
Sales	$117,250,309

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2010, there were no outstanding loans. During the year ended December 31, 2010, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2010, there were no outstanding loans. During the year ended December 31, 2010, the program was not utilized.

9. Legal Proceedings

Since February 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF Federated insurance series AND SHAREHOLDERS OF Federated quality bond fund ii:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Quality Bond Fund II (the “Fund”), a portfolio of Federated Insurance Series, as of December 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Quality Bond Fund II as of December 31, 2010, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 14, 2011

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2010, the Trust comprised seven portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Began serving: October 1993	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: November 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: October 1993	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: November 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
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OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: September 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: September 1993	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
John B. Fisher Birth Date: May 16, 1956 PRESIDENT Began serving: November 2004	Principal Occupations: President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Family; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc.; President, Technology, Federated Services Company.
Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

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Evaluation and Approval of Advisory Contract – May 2010

Federated Quality Bond Fund II (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Annual Shareholder Report

30

Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the one and three-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

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In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Quality Bond Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916884
Cusip 313916785

G00433-14 (2/11)

Federated is a registered mark of Federated Investors, Inc.
2011  ©Federated Investors, Inc.

Federated Fund for U.S. Government Securities II

A Portfolio of Federated Insurance Series

ANNUAL SHAREHOLDER REPORT

December 31, 2010

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended December 31	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$11.45	$11.45	$11.53	$11.34	$11.36
Income From Investment Operations:
Net investment income	0.37[1]	0.54	0.56	0.54	0.52
Net realized and unrealized gain (loss) on investments	0.20	0.03	(0.08)	0.15	(0.07)
TOTAL FROM INVESTMENT OPERATIONS	0.57	0.57	0.48	0.69	0.45
Less Distributions:
Distributions from net investment income	(0.52)	(0.57)	(0.56)	(0.50)	(0.47)
Net Asset Value, End of Period	$11.50	$11.45	$11.45	$11.53	$11.34
Total Return[2]	5.17%	5.21%	4.28%	6.29%	4.14%
Ratios to Average Net Assets:
Net expenses	0.74%	0.74%	0.73%	0.74%	0.72%
Net investment income	3.25%	3.64%	4.30%	4.74%	4.54%
Expense waiver/reimbursement[3]	0.01%	0.01%	0.00%[4]	0.00%[4]	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$306,894	$342,705	$393,122	$422,254	$407,704
Portfolio turnover	138%	165%	163%	226%	217%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	41%	39%	25%	53%	109%
1	Per share number has been calculated using the average shares method.
2	Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
4	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds used as variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2010 to December 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 7/1/2010	Ending Account Value 12/31/2010	Expenses Paid During Period[1]
Actual	$1,000	$1,007.90	$3.75
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.48	$3.77
1	Expenses are equal to the Fund's annualized net expense ratio of 0.74%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The expenses shown in the table do not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.
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Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance of a variable investment option changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance, contact your insurance company. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts.

Management's Discussion of Fund Performance (unaudited)

The Fund's total return for the 12-month reporting period ended December 31, 2010, was 5.17%. The Fund's custom benchmark (Blended Index), which consists of a 67%/33% blend of the Barclays Capital Mortgage-Backed Securities Index and Barclays Capital Government Index,1 respectively, returned 5.42%.

The most significant impacts on performance resulted from: (a) sector allocation; (b) security selection; and (c) duration.

MARKET OVERVIEW

Treasury yields followed a bumpy path during the year as initial optimism on the economic growth outlook gave way to concerns over the European sovereign debt crisis as well the possibility of a “double-dip” recession in the United States. Ultimately, the economic outlook returned to a more constructive stance, and yields bounced significantly off the intra-year lows, however, they declined for the 12-month period. The two-year and ten-year Treasury yields both decreased 54 basis points to 0.59% and 3.29%, respectively.

Although the Federal Reserve's (“Fed”) agency mortgage-backed securities (MBS) purchase program concluded operation in March 2010 after buying $1.25 trillion of mortgage securities, the Fed followed up with another stimulus plan. An additional quantitative easing program (QE2) was initiated in November 2010. Under QE2, the Fed intends to purchase $600 billion of Treasury securities through June 2011. The Fed is utilizing the Treasury purchase program along with the 0.00%-0.25% federal funds target rate as the most visible tools to meet their dual mandate of stable prices and maximum employment. Although the economy continued to grow, the rate of growth remained subdued, and Fed concerns over potential deflation appeared to outweigh inflationary anxiety.

Investor demand for higher yielding securities propelled securitized asset classes such as agency and non-agency MBS, agency debentures and commercial mortgage securities to strong gains relative to comparable duration Treasuries.

Sector Allocation

The Fund maintained an overweight to non-Treasury sectors for the greater part of the year.2 These sectors included agency, non-agency and commercial mortgage-backed securities (CMBS). Given the strong performance of these asset classes relative to U.S. Treasuries, sector allocation made a significant, positive contribution to performance. Non-agency and CMBS are not represented in the Blended Index.

Security Selection

Within the MBS allocation, the Fund favored conventional MBS issued by Fannie Mae and Freddie Mac relative to Ginnie Mae issues and 15-year MBS over 30-year MBS. Ginnie Mae MBS outperformed their conventional counterparts from Fannie Mae and Freddie Mac while 30-year MBS topped 15-year mortgage securities. Security selection within the agency MBS sector acted as a modest drag on performance.

Within the Treasury portfolio, Treasury Inflation-Protected Securities (TIPS) positively impacted return as they outperformed relative to nominal Treasuries. Holdings of FDIC-guaranteed debt also made a positive contribution. TIPS are not represented in the Blended Index. Overall, security selection was beneficial.

DURATION STRATEGY

Duration3 was below the Blended Index for a significant portion of the reporting period in expectation of higher interest rates. As Treasury market yields declined, the stance acted as a significant drag on performance.

1	Barclays Capital Mortgage-Backed Securities Index is an unmanaged index composed of all fixed securities mortgage pools by GNMA, FNMA and the FHLMC including GNMA Graduated Payment Mortgages. The Barclays Capital Government Index includes the Treasury and Agency indexes. The Treasury component includes public obligations of the U.S. Treasury that have remaining maturities of more than one year. The Agency component includes both callable and non-callable agency securities. This includes publicly-issued debt of U.S. government agencies, quasi-federal corporation and corporate or foreign debt guaranteed by the U.S. government. Indexes are unmanaged and investments cannot be made in an index.
2	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices. The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
3	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
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3

GROWTH OF $10,000 INVESTED IN FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Fund for U.S. Government Securities II (the “Fund”) from December 31, 2000 to December 31, 2010, compared to the Barclays Capital Mortgage-Backed Securities Index (BCMBS),2 and the Barclays Capital Government Index (BCGI),2 both broad-based market indexes, and a blended index comprised of 67% Barclays Capital Mortgage-Backed Securities Index and 33% Barclays Capital Government Index (Blended Index).2

Average Annual Total Returns for the Period Ended 12/31/2010
1 Year	5.17%
5 Years	5.01%
10 Years	4.90%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Variable investment option performance changes over time and current performance may be lower or higher than what is stated. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BCMBS, BCGI and Blended Index have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The BCMBS, BCGI and Blended Index are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.
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Portfolio of Investments Summary Table (unaudited)

At December 31, 2010, the Fund's portfolio composition1 was as follows:

Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	61.5%
Non-Agency Mortgage-Backed Securities	13.9%
U.S. Treasury Securities	13.8%
U.S. Government Agency Securities	12.3%
FDIC-Guaranteed Debt	1.7%
Repurchase Agreements — Cash[2]	0.0%
Repurchase Agreements — Collateral[3]	2.6%
Other Assets and Liabilities — Net[4]	(5.8)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Represents less than 0.1%.
3	Includes repurchase agreements purchased with cash collateral or proceeds received in securities lending and/or dollar-roll transactions, as well as cash held to cover payments on when-issued and delayed delivery transactions.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments

December 31, 2010

Principal Amount			Value
		U.S. Treasury obligations – 13.8%
$1,250,000		United States Treasury Bonds, 4.375%, 5/15/2040	1,257,813
370,000		United States Treasury Bonds, 7.500%, 11/15/2024	518,578
3,050,000		United States Treasury Bonds, 7.625%, 2/15/2025	4,327,188
3,000,000		United States Treasury Notes, 1.875%, 6/15/2012	3,063,398
8,000,000		United States Treasury Notes, 2.625%, 6/30/2014	8,372,813
4,500,000		United States Treasury Notes, 2.750%, 2/15/2019	4,443,750
7,000,000		United States Treasury Notes, 3.500%, 5/15/2020	7,174,726
7,500,000		United States Treasury Notes, 3.250%, 12/31/2016	7,859,766
5,056,800		U.S. Treasury Inflation-Protected Note, 1.375%, 1/15/2020	5,264,800
		TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $40,752,644)	42,282,832
		GOVERNMENT AGENCIES – 12.3%
2,000,000		Federal Farm Credit System, 5.375%, 7/18/2011	2,055,841
1,000,000		Federal Farm Credit System, 5.750%, 12/7/2028	1,154,596
1,100,000		Federal Home Loan Bank System, 7.125%, 2/15/2030	1,426,528
7,500,000		Federal Home Loan Mortgage Corp., 1.875%, 3/8/2013	7,521,221
5,000,000		Federal Home Loan Mortgage Corp., 2.000%, 4/27/2012	5,028,883
1,500,000		Federal Home Loan Mortgage Corp., 5.625%, 11/23/2035	1,562,636
72,000		Federal Home Loan Mortgage Corp., 6.750%, 9/15/2029	91,552
5,000,000		Federal National Mortgage Association, 3.000%, 9/29/2014	5,089,816
2,000,000		Tennessee Valley Authority, 4.650%, 6/15/2035	1,976,799
10,700,000		Tennessee Valley Authority, 6.000%, 3/15/2013	11,817,626
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $36,060,289)	37,725,498
		Mortgage-Backed Securities – 55.3%
		Federal Home Loan Mortgage Corporation – 28.6%
7,750,000	[1]	Federal Home Loan Mortgage Corp., 4.000%, 1/1/2026	7,962,999
25,404,852	[1]	Federal Home Loan Mortgage Corp., 4.500%, 6/1/2019 - 1/1/2041	26,210,236
18,626,004		Federal Home Loan Mortgage Corp., 5.000%, 7/1/2019 - 6/1/2040	19,652,416
22,676,785		Federal Home Loan Mortgage Corp., 5.500%, 12/1/2020 - 3/1/2040	24,228,373
6,600,165		Federal Home Loan Mortgage Corp., 6.000%, 1/1/2014 - 7/1/2037	7,161,330
911,395		Federal Home Loan Mortgage Corp., 6.500%, 6/1/2015 - 5/1/2031	1,016,189
1,213,726		Federal Home Loan Mortgage Corp., 7.000%, 12/1/2029 - 4/1/2032	1,364,219
120,444		Federal Home Loan Mortgage Corp., 7.500%, 9/1/2030 - 1/1/2031	135,663
18,356		Federal Home Loan Mortgage Corp., 8.500%, 5/1/2030	21,020
8,708		Federal Home Loan Mortgage Corp., 9.000%, 2/1/2025 - 5/1/2025	9,971
		TOTAL	87,762,416
		Federal National Mortgage Association – 16.4%
6,000,000		Federal National Mortgage Association, 3.500%, 12/1/2020	6,222,635
1,459,610		Federal National Mortgage Association, 4.500%, 12/1/2019	1,542,855
10,868,203		Federal National Mortgage Association, 5.000%, 1/1/2030 - 11/1/2035	11,473,506
15,413,868		Federal National Mortgage Association, 5.500%, 11/1/2021 - 4/1/2036	16,568,273
12,084,984		Federal National Mortgage Association, 6.000%, 5/1/2014 - 3/1/2038	13,112,213
693,614		Federal National Mortgage Association, 6.500%, 6/1/2029 - 11/1/2035	778,097
587,402		Federal National Mortgage Association, 7.000%, 3/1/2015 - 4/1/2032	657,542
56,950		Federal National Mortgage Association, 7.500%, 5/1/2015 - 8/1/2031	63,976
29,887		Federal National Mortgage Association, 8.000%, 7/1/2030	33,977
		TOTAL	50,453,074
Annual Shareholder Report
6

Principal Amount			Value
		Government National Mortgage Association – 10.3%
$14,716,819		Government National Mortgage Association, 4.500%, 6/20/2039 - 8/20/2040	15,303,828
2,250,222		Government National Mortgage Association, 5.000%, 7/15/2034	2,405,642
1,957,566		Government National Mortgage Association, 5.500%, 5/20/2035	2,116,159
9,229,674		Government National Mortgage Association, 6.000%, 4/15/2032 - 7/20/2038	10,121,060
1,268,936		Government National Mortgage Association, 6.500%, 12/15/2023 - 5/15/2032	1,431,727
55,802		Government National Mortgage Association, 7.500%, 10/15/2026 - 3/20/2030	63,238
3,307		Government National Mortgage Association, 8.000%, 4/15/2030	3,774
20,396		Government National Mortgage Association, 9.500%, 11/15/2016	22,901
		TOTAL	31,468,329
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $159,926,709)	169,683,819
		Collateralized Mortgage Obligations – 9.4%
2,546,635		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	2,363,936
1,240,124		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	1,201,158
789,966		Federal Home Loan Mortgage Corp. REMIC 3076 NM, 7.500%, 4/15/2033	818,192
4,878,107	[2]	Federal Home Loan Mortgage Corp. REMIC 3144 FB, 0.610%, 4/15/2036	4,853,779
1,665,300	[2]	Federal Home Loan Mortgage Corp. REMIC 3175 FE, 0.570%, 6/15/2036	1,657,405
753,616	[2]	Federal Home Loan Mortgage Corp. REMIC 3206 FE, 0.660%, 8/15/2036	751,519
1,057,705	[2]	Federal National Mortgage Association REMIC 2006-43 FL, 0.661%, 6/25/2036	1,055,599
2,328,686	[2]	Federal National Mortgage Association REMIC 2006-58 FP, 0.561%, 7/25/2036	2,319,512
3,148,323	[2]	Federal National Mortgage Association REMIC 2006-81 FB, 0.611%, 9/25/2036	3,139,899
3,477,179	[2]	Federal National Mortgage Association REMIC 2006-85 PF, 0.641%, 9/25/2036	3,460,934
1,024,668	[2]	Federal National Mortgage Association REMIC 2006-93 FM, 0.641%, 10/25/2036	1,020,744
898,645		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	868,784
1,738,928	[2]	Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 0.461%, 5/19/2047	1,001,758
1,166,279	[3]	Sequoia Mortgage Trust 2010-H1, Class A1, 3.750%, 2/25/2040	1,170,001
2,599,177		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	2,416,128
1,398,989	[2]	Washington Mutual 2006-AR1, Class 2A1B, 1.398%, 1/25/2046	937,323
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $30,573,780)	29,036,671
		Commercial Mortgage-Backed Securities – 10.7%
3,000,000		Banc of America Commercial Mortgage, Inc. 2007-1, Class A2, 5.381%, 1/15/2049	3,046,311
3,000,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A3, 5.293%, 12/11/2049	3,074,977
3,560,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A4, 5.886%, 11/15/2044	3,822,369
2,814,982	[4,5]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	2,817,541
2,500,000		GS Mortgage Securities Corp. 2010-C2, Class A1, 3.849%, 12/10/2043	2,547,250
2,476,175	[4,5]	JPMorgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	2,542,749
2,477,560	[4,5]	JPMorgan Chase Commercial Mortgage Securities 2010-C2, Class A1, 2.749%, 11/15/2043	2,448,688
1,250,000		Merrill Lynch Mortgage Trust 2008-C1, Class A2, 5.425%, 2/12/2051	1,295,588
2,250,000		Morgan Stanley Capital I 2006-IQ12, Class A4, 5.332%, 12/15/2043	2,397,400
1,755,000		Morgan Stanley Capital I 2007-IQ14, Class AAB, 5.654%, 4/15/2049	1,835,437
5,205,052		NCUA Guaranteed Notes 2010-C1, Class A1, 1.600%, 10/29/2020	5,098,504
1,959,325	[4,5]	Wells Fargo Commercial Mortgage Trust, Class A1, 3.349%, 10/17/2057	1,962,169
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $32,669,950)	32,888,983
		FDIC-Guaranteed Debt – 1.7%
5,000,000		General Electric Capital Corp., 3.000%, 12/9/2011 (IDENTIFIED COST $5,063,313)	5,123,745
		Repurchase Agreements – 2.6%
8,018,000	[2]	Interest in $5,850,000,000 joint repurchase agreement 0.25%, dated 12/31/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,850,121,875 on 1/3/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $5,972,500,657.	8,018,000
Annual Shareholder Report
7

Principal Amount			Value
$83,000	[6]	Interest in $92,395,000 joint repurchase agreement 0.18%, dated 12/16/2010 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $92,410,707 on 1/19/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/20/2040 and the market value of those underlying securities was $95,163,712.	83,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	8,101,000
		TOTAL INVESTMENTS — 105.8% (IDENTIFIED COST $313,147,685)[7]	324,842,548
		OTHER ASSETS AND LIABILITIES - NET — (5.8)%[8]	(17,948,309)
		TOTAL NET ASSETS — 100%	$306,894,239
1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
3	Non-income producing security.
4	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2010, these restricted securities amounted to $9,771,147, which represented 3.2% of total net assets.
5	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2010, these liquid restricted securities amounted to $9,771,147, which represented 3.2% of total net assets.
6	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
7	The cost of investments for federal tax purposes amounts to $311,987,539.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of December 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronym is used throughout this portfolio:

REMIC	— Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
8

Statement of Assets and Liabilities

December 31, 2010

Assets:
Total investments in securities, at value (identified cost $313,147,685)		$324,842,548
Cash		974
Income receivable		1,403,900
Receivable for shares sold		1,133,483
TOTAL ASSETS		327,380,905
Liabilities:
Payable for investments purchased	$20,346,938
Payable for shares redeemed	119,665
Accrued expenses	20,063
TOTAL LIABILITIES		20,486,666
Net assets for 26,692,313 shares outstanding		$306,894,239
Net Assets Consist of:
Paid-in capital		$287,849,359
Net unrealized appreciation of investments		11,694,863
Accumulated net realized loss on investments and futures contracts		(4,927,956)
Undistributed net investment income		12,277,973
TOTAL NET ASSETS		$306,894,239
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$306,894,239 ÷ 26,692,313 shares outstanding, no par value, unlimited shares authorized		$11.50

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
9

Statement of Operations

Year Ended December 31, 2010

Investment Income:
Interest (including income on securities loaned of $389)			$13,254,538
Expenses:
Investment adviser fee (Note 5)		$1,988,661
Administrative personnel and services fee (Note 5)		258,941
Custodian fees		25,190
Transfer and dividend disbursing agent fees and expenses		16,643
Directors'/Trustees' fees		2,485
Auditing fees		20,548
Legal fees		5,667
Portfolio accounting fees		125,339
Printing and postage		53,216
Insurance premiums		4,698
Miscellaneous		3,963
TOTAL EXPENSES		2,505,351
Waivers (Note 5):
Waiver of investment adviser fee	$(29,743)
Waiver of administrative personnel and services fee	(6,712)
TOTAL WAIVERS		(36,455)
Net expenses			2,468,896
Net investment income			10,785,642
Realized and Unrealized Gain on Investments:
Net realized gain on investments			3,921,565
Net change in unrealized appreciation of investments			2,428,601
Net realized and unrealized gain on investments			6,350,166
Change in net assets resulting from operations			$17,135,808

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
10

Statement of Changes in Net Assets

Year Ended December 31	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,785,642	$13,262,655
Net realized gain (loss) on investments	3,921,565	(474,898)
Net change in unrealized appreciation/depreciation of investments	2,428,601	5,787,288
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	17,135,808	18,575,045
Distributions to Shareholders:
Distributions from net investment income	(15,265,110)	(18,841,259)
Share Transactions:
Proceeds from sale of shares	31,901,638	53,870,507
Net asset value of shares issued to shareholders in payment of distributions declared	15,265,110	18,841,259
Cost of shares redeemed	(84,848,058)	(122,862,515)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(37,681,310)	(50,150,749)
Change in net assets	(35,810,612)	(50,416,963)
Net Assets:
Beginning of period	342,704,851	393,121,814
End of period (including undistributed net investment income of $12,277,973 and $15,262,290, respectively)	$306,894,239	$342,704,851

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
11

Notes to Financial Statements

December 31, 2010

1. ORGANIZATION

Federated Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Fund for U.S. Government Securities II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

Annual Shareholder Report

12

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows and duration, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

At December 31, 2010, the Fund had no outstanding futures contracts.

Dollar-Roll Transactions

The Fund may engage in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.

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Securities Lending

The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of December 31, 2010, the Fund had no outstanding securities on loan.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended December 31	2010	2009
Shares sold	2,794,218	4,754,113
Shares issued to shareholders in payment of distributions declared	1,371,528	1,711,286
Shares redeemed	(7,408,907)	(10,867,821)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(3,243,161)	(4,402,422)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for dollar-roll adjustments.

For the year ended December 31, 2010, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$1,495,151	$(1,495,151)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2010 and 2009, was as follows:

	2010	2009
Ordinary income	$15,265,110	$18,841,259

As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$12,275,508
Net unrealized appreciation	$12,855,009
Capital loss carryforwards	$(6,085,637)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for dollar-roll transactions.

At December 31, 2010, the cost of investments for federal tax purposes was $311,987,539. The net unrealized appreciation of investments for federal tax purposes was $12,855,009. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $15,000,283 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,145,274.

At December 31, 2010, the Fund had a capital loss carryforward of $6,085,637 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2014	$2,036,982
2015	$1,466,786
2017	$2,581,869

The Fund used capital loss carryforwards of $2,506,345 to offset taxable capital gains realized during the year ended December 31, 2010.

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Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2010, the Adviser voluntarily waived $29,743 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended December 31, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $6,712 of its fee.

Expense Limitation

The Adviser and its affiliates (which may include FAS) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 0.80% (the “Fee Limit”), through the later of (the “Termination Date”): (a) April 30, 2011; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing this arrangement prior to the Termination Date, this arrangement may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the year ended December 31, 2010, were as follows:

Purchases	$21,427,368
Sales	$12,595,191

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2010, there were no outstanding loans. During the year ended December 31, 2010, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2010, there were no outstanding loans. During the year ended December 31, 2010, the program was not utilized.

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9. Legal Proceedings

Since February 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF Federated insurance series AND SHAREHOLDERS OF federated fund for u.s. government securities ii:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Fund for U.S. Government Securities II (the “Fund”), a portfolio of Federated Insurance Series, as of December 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Fund for U.S. Government Securities II as of December 31, 2010, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 14, 2011

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2010, the Trust comprised seven portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: October 1993	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Began serving: October 1993	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: November 1999	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: October 1993	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: November 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
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OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: September 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: September 1993	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
John B. Fisher Birth Date: May 16, 1956 PRESIDENT Began serving: November 2004	Principal Occupations: President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Family; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc.; President, Technology, Federated Services Company.
Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

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Evaluation and Approval of Advisory Contract – May 2010

Federated Fund for U.S. Government Securities II (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Annual Shareholder Report

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Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

Annual Shareholder Report

22

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report
23

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Annual Shareholder Report
24

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Fund for U.S. Government Securities II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313916207

G00846-01 (2/11)

Federated is a registered mark of Federated Investors, Inc.
2011  ©Federated Investors, Inc.

Item 2.                      Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Nicholas P. Constantakis, Charles F. Mansfield, Jr. and Thomas M. O’Neill.

Item 4.                      Principal Accountant Fees and Services

(a)           Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010 - $166,250

Fiscal year ended 2009 - $294,250

(b)                      Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010 - $337

Fiscal year ended 2009 - $0

Travel to Audit Committee meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $20,041 respectively. Fiscal year ended 2009- Audit consent fees for N-14 merger documents.

(c)                       Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010 - $0

Fiscal year ended 2009 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)                      All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010 - $0

Fiscal year ended 2009 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1)                      Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman.  The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)
The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)
Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant  at the time of the engagement to be non-audit services; and

(3)
Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2)                      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2010 – 0%

Fiscal year ended 2009 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2010 – 0%

Fiscal year ended 2009 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2010 – 0%

Fiscal year ended 2009 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
Fiscal year ended 2010 - $13,373

Fiscal year ended 2009 - $55,590

(h)                      The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter covered by this report, that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Insurance Series

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	February 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ John B. Fisher
John B. Fisher, Principal Executive Officer
Date	February 15, 2011

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	February 15, 2011